UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2013 – June 30, 2013
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2013

Vanguard Institutional Index Fund

> For the six months ended June 30, 2013, Vanguard Institutional Index Fund closely tracked the 13.82% return of its benchmark, the Standard & Poor’s 500
Index.

> The fund finished with its strongest first half of any year since 1998.

> Financial, health care, and consumer discretionary stocks contributed the most to the fund’s return.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	13.81%
Institutional Plus Shares	13.82
S&P 500 Index	13.82
Large-Cap Core Funds Average	13.22

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$130.52	$147.08	$1.452	$0.000
Institutional Plus Shares	130.53	147.08	1.466	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Institutional Index Fund produced its strongest first-half result in 15 years, despite turbulence late in the six-month period ended June 30, 2013.

For most of the period, U.S. stocks rose amid signs that the housing recovery was progressing and the job market was perking up. But markets turned rocky after Federal Reserve Chairman Ben Bernanke said June 19 that the central bank might decide to begin scaling back its stimulative bond-buying later this year.

Still, U.S. stocks remained a safe haven for many investors anxious about unrest in Brazil and the Middle East, the recession in Europe, and signs of trouble in China’s economy. Outside the United States, results were muted for stocks in developed markets from Europe to Asia. Stocks in emerging markets tumbled.

The Institutional Index Fund returned nearly 14% for the half year, closely tracking its benchmark, the Standard & Poor’s 500 Index, and surpassing the average return of its peer group, which consists of large-capitalization core funds.

All ten industry sectors posted positive returns. Financial, health care, and consumer discretionary stocks contributed the most to the fund’s advance. Information technology stocks, the fund’s largest sector holding, turned in modest results.

2

As domestic stocks rallied, their bond counterparts retreated

While U.S. stocks generated robust returns for the six months, the same cannot be said for the U.S. bond market, which had its worst first-half performance since 1994.

Bond returns, which sputtered along through most of the half year, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than equity investors. Municipal bonds fared worse than taxable issues, returning –2.69%.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as quantitative easing. However, Vanguard’s chief

Market Barometer

	Total Returns
	Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

3

economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Financial and health care stocks were the leading performers

The S&P 500 Index achieved a succession of new highs in March, April, and May amid solid corporate earnings and encouraging U.S. economic data. As I mentioned above, the rally was briefly interrupted in June, when the index slid by more than 1 percent. But that did not significantly detract from the Institutional Index Fund’s total return for the period.

For the six months, each of the index’s industry sectors did well, with six of ten posting double-digit gains.

Financials, the second-largest sector, contributed more than a fifth of the index’s overall return with a broad-based advance. Diversified financial services companies and commercial banks profited from higher capital levels, better lending conditions, and the recovering housing market. Asset managers also thrived as the investing climate kept improving.

Health care was the next-largest contributor to returns. Pharmaceutical and biotech companies were among the best performers for the half year as the industry continued to benefit from favorable rulings by the Food and Drug Administration and improved pipelines of new medicines. Health care providers and services also turned in impressive results.

The consumer discretionary sector performed strongly, too. U.S. consumers were more confident about the economy and employment than they have been in several years. They spent more on entertainment, shopping, and eating out. Media companies, including cable and satellite operators, notched gains. Specialty retailers, hotels, and restaurants did well.

The index did not benefit as much from its heavy weighting in information technology, which turned in the second-lowest sector return for the period. Some personal computer manufacturers did better by cutting costs. But the sector was hurt most by its holdings in the tablet and smartphone business; competition in it is fierce, and several key players fell short of earnings expectations as new products failed to deliver.

In pursuing investment goals, long-term asset mix is key

As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

4

Volatility and increased uncertainty can tempt investors, including some retirement plan participants, to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives investors the best chance of meeting their investment goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2013

5

Institutional Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC
Yield	2.21%	2.23%

Portfolio Characteristics
			DJ U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	501	500	3,622
Median Market Cap	$61.8B	$61.8B	$38.5B
Price/Earnings Ratio	17.2x	17.2x	18.4x
Price/Book Ratio	2.4x	2.4x	2.3x
Return on Equity	18.0%	17.9%	16.4%
Earnings Growth
Rate	10.5%	10.5%	10.7%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.2%	12.2%	13.0%
Consumer Staples	10.5	10.5	9.2
Energy	10.5	10.5	9.7
Financials	16.7	16.7	17.9
Health Care	12.7	12.7	12.3
Industrials	10.2	10.2	11.1
Information Technology	17.8	17.8	17.2
Materials	3.3	3.3	3.7
Telecommunication
Services	2.8	2.8	2.5
Utilities	3.3	3.3	3.4

Volatility Measures
		DJ U.S.
	S&P 500	Total Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	2.8%
Apple Inc.	Computer Hardware	2.6
Microsoft Corp.	Systems Software	1.8
Johnson & Johnson	Pharmaceuticals	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Google Inc.	Internet Software &
	Services	1.6
Chevron Corp.	Integrated Oil & Gas	1.6
Procter & Gamble Co.	Household Products	1.5
Berkshire Hathaway Inc. Property & Casualty
	Insurance	1.4
Wells Fargo & Co.	Diversified Banks	1.4
Top Ten		18.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013. For the six months ended June 30, 2013, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	20.57%	7.04%	7.30%
Institutional Plus Shares	7/7/1997	20.59	7.06	7.33

See Financial Highlights for dividend and capital gains information.

7

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.2%)
	Walt Disney Co.	17,117,341	1,080,960
	Home Depot Inc.	13,884,366	1,075,622
	Comcast Corp. Class A	24,185,171	1,012,875
*	Amazon.com Inc.	3,461,544	961,236
	McDonald’s Corp.	9,528,842	943,355
	News Corp. Class A	18,918,938	616,757
	Ford Motor Co.	37,364,479	578,028
	Time Warner Inc.	8,859,825	512,275
	Starbucks Corp.	7,115,990	466,026
	NIKE Inc. Class B	6,879,546	438,089
	Target Corp.	6,099,006	419,978
	Lowe’s Cos. Inc.	10,192,688	416,881
*	priceline.com Inc.	490,241	405,493
	TJX Cos. Inc.	6,840,979	342,459
*	DIRECTV	5,308,629	327,118
	Time Warner Cable Inc.	2,765,403	311,052
	Yum! Brands Inc.	4,275,416	296,457
	Viacom Inc. Class B	4,240,027	288,534
	CBS Corp. Class B	5,423,475	265,045
*	General Motors Co.	7,316,522	243,713
	Johnson Controls Inc.	6,510,286	233,003
*	Discovery
	Communications Inc.
	Class A	2,325,741	179,570
	Macy’s Inc.	3,646,243	175,020
	VF Corp.	832,652	160,752
	Omnicom Group Inc.	2,457,562	154,507
	Coach Inc.	2,670,483	152,458
	Mattel Inc.	3,282,603	148,735
*	Bed Bath & Beyond Inc.	2,077,333	147,283
*	AutoZone Inc.	345,277	146,290
	Carnival Corp.	4,219,746	144,695
*	Dollar General Corp.	2,862,531	144,357
	Delphi Automotive plc	2,763,357	140,075
	Ross Stores Inc.	2,088,922	135,383
*	O’Reilly Automotive Inc.	1,049,860	118,235

	Starwood Hotels
	& Resorts Worldwide
	Inc.	1,848,989	116,838
	Harley-Davidson Inc.	2,130,110	116,773
	Gap Inc.	2,755,588	114,991
	Genuine Parts Co.	1,472,665	114,971
*	Netflix Inc.	533,572	112,632
	L Brands Inc.	2,282,608	112,418
*	Dollar Tree Inc.	2,127,208	108,147
*	Chipotle Mexican Grill
	Inc. Class A	293,762	107,032
	Ralph Lauren Corp.
	Class A	578,726	100,548
	Staples Inc.	6,309,441	100,068
*	CarMax Inc.	2,134,100	98,510
	Kohl’s Corp.	1,936,329	97,804
	Wynn Resorts Ltd.	758,276	97,059
	PVH Corp.	770,185	96,312
*	BorgWarner Inc.	1,098,137	94,604
	Marriott International Inc.	2,276,611	91,907
	Whirlpool Corp.	752,322	86,036
	Nordstrom Inc.	1,413,116	84,702
	Tiffany & Co.	1,139,583	83,007
	Wyndham Worldwide
	Corp.	1,291,116	73,891
	Newell Rubbermaid Inc.	2,741,512	71,965
	H&R Block Inc.	2,587,815	71,812
	Best Buy Co. Inc.	2,551,294	69,727
	PetSmart Inc.	981,727	65,766
*	TripAdvisor Inc.	1,049,042	63,855
	Darden Restaurants Inc.	1,235,928	62,390
*	PulteGroup Inc.	3,246,849	61,593
	Interpublic Group of Cos.
	Inc.	4,077,892	59,333
	DR Horton Inc.	2,669,341	56,804
	Lennar Corp. Class A	1,575,254	56,772
	Family Dollar Stores Inc.	908,374	56,601
	Scripps Networks
	Interactive Inc. Class A	809,452	54,039
	Expedia Inc.	888,116	53,420

8

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Gannett Co. Inc.	2,179,190	53,303
*	Fossil Group Inc.	502,878	51,952
	Hasbro Inc.	1,096,200	49,143
	GameStop Corp. Class A	1,132,894	47,616
	Leggett & Platt Inc.	1,360,363	42,294
*	Urban Outfitters Inc.	1,049,139	42,196
	International Game
	Technology	2,478,420	41,414
	Garmin Ltd.	1,040,617	37,629
*	Goodyear Tire
	& Rubber Co.	2,332,794	35,668
	Harman International
	Industries Inc.	646,839	35,059
	Cablevision Systems
	Corp. Class A	2,059,371	34,639
	Abercrombie & Fitch Co.	747,113	33,807
	Comcast Corp.	844,535	33,503
*,^	JC Penney Co. Inc.	1,365,700	23,326
	Washington Post Co.
	Class B	43,039	20,821
*	AutoNation Inc.	368,303	15,981
			16,592,994
Consumer Staples (10.5%)
	Procter & Gamble Co.	26,050,272	2,005,611
	Coca-Cola Co.	36,405,181	1,460,212
	Philip Morris
	International Inc.	15,545,017	1,346,509
	PepsiCo Inc.	14,698,146	1,202,161
	Wal-Mart Stores Inc.	15,571,897	1,159,951
	Altria Group Inc.	19,091,521	668,012
	CVS Caremark Corp.	11,637,306	665,421
	Mondelez International
	Inc. Class A	16,960,337	483,878
	Colgate-Palmolive Co.	8,333,285	477,414
	Costco Wholesale Corp.	4,150,414	458,911
	Walgreen Co.	8,194,822	362,211
	Kimberly-Clark Corp.	3,655,436	355,089
	Kraft Foods Group Inc.	5,650,078	315,670
	General Mills Inc.	6,127,015	297,344
	Archer-Daniels-Midland
	Co.	6,263,525	212,396
	Sysco Corp.	5,640,509	192,680
	Kroger Co.	4,942,610	170,718
	Whole Foods
	Market Inc.	3,278,155	168,760
	Lorillard Inc.	3,590,164	156,818
	Kellogg Co.	2,411,672	154,902
	Mead Johnson
	Nutrition Co.	1,924,276	152,460
	Estee Lauder Cos. Inc.
	Class A	2,285,442	150,314
	Reynolds American Inc.	3,025,621	146,349
	ConAgra Foods Inc.	3,961,225	138,366
	Hershey Co.	1,424,523	127,181
	JM Smucker Co.	1,019,263	105,137

	Clorox Co.	1,251,171	104,022
	Brown-Forman Corp.
	Class B	1,441,325	97,362
	Beam Inc.	1,528,935	96,491
	Dr Pepper Snapple
	Group Inc.	1,939,123	89,064
	McCormick & Co. Inc.	1,253,473	88,194
	Avon Products Inc.	4,115,934	86,558
	Coca-Cola
	Enterprises Inc.	2,448,008	86,072
*	Monster Beverage Corp.	1,372,057	83,380
*	Constellation Brands Inc.
	Class A	1,464,446	76,327
	Campbell Soup Co.	1,696,188	75,972
	Molson Coors Brewing
	Co. Class B	1,492,275	71,420
	Tyson Foods Inc.
	Class A	2,697,565	69,274
	Safeway Inc.	2,295,489	54,311
	Hormel Foods Corp.	1,285,891	49,610
			14,262,532
Energy (10.5%)
	Exxon Mobil Corp.	42,261,774	3,818,351
	Chevron Corp.	18,429,466	2,180,943
	Schlumberger Ltd.	12,635,897	905,488
	ConocoPhillips	11,620,901	703,065
	Occidental Petroleum
	Corp.	7,657,289	683,260
	Anadarko Petroleum
	Corp.	4,766,233	409,562
	Halliburton Co.	8,858,453	369,575
	Phillips 66	5,885,429	346,711
	EOG Resources Inc.	2,585,912	340,513
	Apache Corp.	3,724,299	312,208
	National Oilwell
	Varco Inc.	4,061,019	279,804
	Marathon Oil Corp.	6,736,720	232,956
	Kinder Morgan Inc.	6,004,782	229,082
	Marathon Petroleum
	Corp.	3,086,784	219,347
	Spectra Energy Corp.	6,360,146	219,171
	Williams Cos. Inc.	6,488,389	210,678
	Noble Energy Inc.	3,413,335	204,937
	Baker Hughes Inc.	4,199,154	193,707
	Hess Corp.	2,838,492	188,731
	Pioneer Natural
	Resources Co.	1,298,047	187,892
	Devon Energy Corp.	3,588,494	186,171
	Valero Energy Corp.	5,183,165	180,219
*	Cameron International
	Corp.	2,357,322	144,174
	Cabot Oil & Gas Corp.	2,002,897	142,246
	Ensco plc Class A	2,214,069	128,682
*	FMC Technologies Inc.	2,254,138	125,510

9

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	Southwestern
	Energy Co.	3,340,631	122,033
	Range Resources Corp.	1,549,714	119,824
	EQT Corp.	1,429,677	113,473
	Murphy Oil Corp.	1,724,129	104,982
	Chesapeake
	Energy Corp.	4,931,574	100,505
	Noble Corp.	2,406,939	90,453
	Tesoro Corp.	1,290,573	67,523
	Helmerich & Payne Inc.	1,013,143	63,271
*	Denbury Resources Inc.	3,553,012	61,538
	CONSOL Energy Inc.	2,176,860	58,993
	QEP Resources Inc.	1,706,747	47,413
	Diamond Offshore
	Drilling Inc.	661,802	45,525
	Nabors Industries Ltd.	2,804,883	42,943
*	Rowan Cos. plc Class A	1,182,325	40,282
	Peabody Energy Corp.	2,566,966	37,580
*	WPX Energy Inc.	1,906,123	36,102
*	Newfield Exploration Co.	1,291,715	30,859
			14,326,282
Financials (16.6%)
	Wells Fargo & Co.	46,816,859	1,932,132
	JPMorgan Chase & Co.	35,924,758	1,896,468
*	Berkshire Hathaway
	Inc. Class B	16,200,624	1,813,174
	Citigroup Inc.	28,921,665	1,387,372
	Bank of America Corp.	102,464,378	1,317,692
	American Express Co.	9,084,597	679,164
	US Bancorp	17,580,119	635,521
*	American International
	Group Inc.	14,031,975	627,229
	Goldman Sachs Group
	Inc.	4,096,341	619,572
	MetLife Inc.	10,407,546	476,249
	Simon Property Group
	Inc.	2,954,364	466,553
	PNC Financial Services
	Group Inc.	5,031,841	366,922
	Capital One Financial
	Corp.	5,552,135	348,730
	Prudential Financial Inc.	4,429,031	323,452
	Morgan Stanley	13,040,728	318,585
	Bank of New York
	Mellon Corp.	11,031,173	309,424
	BlackRock Inc.	1,186,537	304,762
	ACE Ltd.	3,233,036	289,292
	Travelers Cos. Inc.	3,577,553	285,918
	State Street Corp.	4,334,580	282,658
	American Tower
	Corporation	3,758,757	275,028
	Aflac Inc.	4,431,147	257,538
	BB&T Corp.	6,669,000	225,946
	Charles Schwab Corp.	10,462,071	222,110

	Discover Financial
	Services	4,661,016	222,051
	CME Group Inc.	2,919,436	221,819
	Allstate Corp.	4,454,071	214,330
	Public Storage	1,372,018	210,372
	Marsh & McLennan
	Cos. Inc.	5,231,449	208,839
	Chubb Corp.	2,463,207	208,510
	HCP Inc.	4,319,423	196,275
	Ventas Inc.	2,786,205	193,530
	Aon plc	2,937,880	189,053
	Health Care REIT Inc.	2,703,203	181,196
	T. Rowe Price Group Inc.	2,464,699	180,293
	Franklin Resources Inc.	1,313,412	178,650
	Prologis Inc.	4,735,127	178,609
	Equity Residential	3,046,421	176,875
	SunTrust Banks Inc.	5,122,200	161,708
	Weyerhaeuser Co.	5,480,891	156,151
	AvalonBay Communities
	Inc.	1,155,845	155,935
	Ameriprise Financial Inc.	1,915,297	154,909
	Boston Properties Inc.	1,442,105	152,099
	Fifth Third Bancorp	8,312,500	150,041
	McGraw Hill
	Financial Inc.	2,605,003	138,560
	Invesco Ltd.	4,225,796	134,380
	Hartford Financial
	Services Group Inc.	4,332,656	133,966
	Vornado Realty Trust	1,616,631	133,938
	Progressive Corp.	5,267,019	133,888
	M&T Bank Corp.	1,164,744	130,160
	Loews Corp.	2,920,254	129,659
	Regions Financial Corp.	13,432,387	128,011
*	Berkshire Hathaway Inc.
	Class A	759	127,967
*	IntercontinentalExchange
	Inc.	691,588	122,937
	Northern Trust Corp.	2,068,954	119,792
	Host Hotels & Resorts
	Inc.	7,077,566	119,399
	Moody’s Corp.	1,842,925	112,289
	Principal Financial
	Group Inc.	2,621,184	98,163
	KeyCorp	8,748,018	96,578
	SLM Corp.	4,221,473	96,503
	NYSE Euronext	2,309,313	95,606
	Lincoln National Corp.	2,551,217	93,043
	XL Group plc Class A	2,753,095	83,474
	Kimco Realty Corp.	3,884,430	83,243
	Macerich Co.	1,306,606	79,664
	Unum Group	2,536,545	74,498
	Leucadia National Corp.	2,803,706	73,513
	Plum Creek Timber
	Co. Inc.	1,547,436	72,219
	Comerica Inc.	1,773,654	70,645

10

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	CBRE Group Inc. Class A	2,885,680	67,409
	Cincinnati Financial Corp.	1,399,223	64,224
	Huntington
	Bancshares Inc.	7,986,196	62,931
	Torchmark Corp.	880,541	57,358
*	Genworth Financial Inc.
	Class A	4,694,768	53,567
	Zions Bancorporation	1,754,209	50,662
	People’s United
	Financial Inc.	3,227,829	48,095
	Apartment Investment
	& Management Co.
	Class A	1,388,668	41,716
	Hudson City
	Bancorp Inc.	4,525,655	41,455
	Assurant Inc.	732,949	37,314
	NASDAQ OMX
	Group Inc.	1,120,599	36,744
*	E*TRADE Financial Corp.	2,725,195	34,501
	Legg Mason Inc.	1,062,885	32,960
			22,663,767
Health Care (12.7%)
	Johnson & Johnson	26,697,765	2,292,270
	Pfizer Inc.	63,436,576	1,776,859
	Merck & Co. Inc.	28,700,520	1,333,139
*	Gilead Sciences Inc.	14,497,929	742,439
	Amgen Inc.	7,128,167	703,265
	Bristol-Myers
	Squibb Co.	15,611,789	697,691
	UnitedHealth Group Inc.	9,694,756	634,813
	AbbVie Inc.	15,052,722	622,280
	Abbott Laboratories	14,816,298	516,792
	Medtronic Inc.	9,612,428	494,752
*	Biogen Idec Inc.	2,256,130	485,519
*	Express Scripts
	Holding Co.	7,758,818	478,642
*	Celgene Corp.	3,964,471	463,486
	Eli Lilly & Co.	9,422,522	462,834
	Baxter International Inc.	5,150,871	356,801
	Thermo Fisher
	Scientific Inc.	3,411,334	288,701
	Covidien plc	4,471,544	280,992
	McKesson Corp.	2,153,775	246,607
	Allergan Inc.	2,817,023	237,306
	WellPoint Inc.	2,854,652	233,625
	Aetna Inc.	3,594,918	228,421
	Cigna Corp.	2,711,696	196,571
*	Intuitive Surgical Inc.	381,690	193,357
	Becton Dickinson
	and Co.	1,846,152	182,455
	Stryker Corp.	2,730,737	176,624
*	Alexion
	Pharmaceuticals Inc.	1,854,678	171,076
*	Regeneron
	Pharmaceuticals Inc.	725,937	163,249

	Cardinal Health Inc.	3,248,672	153,337
*	Actavis Inc.	1,214,012	153,233
	Zoetis Inc.	4,744,311	146,552
	Agilent Technologies Inc.	3,273,781	139,987
*	Cerner Corp.	1,388,430	133,414
	Humana Inc.	1,496,793	126,299
	St. Jude Medical Inc.	2,692,920	122,878
	AmerisourceBergen
	Corp. Class A	2,194,438	122,515
*	Life Technologies Corp.	1,637,485	121,190
	Zimmer Holdings Inc.	1,600,047	119,908
*	Boston Scientific Corp.	12,821,391	118,854
*	Mylan Inc.	3,621,694	112,381
	Perrigo Co.	840,026	101,643
*	DaVita HealthCare
	Partners Inc.	804,333	97,163
*	Forest Laboratories Inc.	2,230,089	91,434
	Quest Diagnostics Inc.	1,501,727	91,050
*	Laboratory Corp. of
	America Holdings	883,436	88,432
*	Waters Corp.	814,269	81,468
	CR Bard Inc.	711,210	77,294
*	CareFusion Corp.	2,088,773	76,971
*	Edwards
	Lifesciences Corp.	1,073,441	72,135
*	Varian Medical
	Systems Inc.	1,030,321	69,495
*	Hospira Inc.	1,575,683	60,364
	DENTSPLY
	International Inc.	1,364,184	55,877
*	Tenet Healthcare Corp.	985,337	45,424
	PerkinElmer Inc.	1,065,330	34,623
	Patterson Cos. Inc.	796,037	29,931
			17,304,418
Industrials (10.1%)
	General Electric Co.	98,280,228	2,279,119
	United Technologies
	Corp.	8,038,526	747,101
	Union Pacific Corp.	4,436,525	684,467
	Boeing Co.	6,489,852	664,820
	3M Co.	6,035,146	659,943
	Honeywell
	International Inc.	7,477,985	593,303
	United Parcel
	Service Inc. Class B	6,753,056	584,004
	Caterpillar Inc.	6,249,030	515,483
	Emerson Electric Co.	6,832,337	372,636
	Danaher Corp.	5,530,304	350,068
	Precision Castparts Corp.	1,390,801	314,335
	Deere & Co.	3,688,091	299,657
	Eaton Corp. plc	4,496,468	295,913
	FedEx Corp.	2,800,723	276,095
	Lockheed Martin Corp.	2,527,519	274,135
	Illinois Tool Works Inc.	3,938,524	272,428
	General Dynamics Corp.	3,155,341	247,158

11

Institutional Index Fund

			Market
			Value
		Shares	($000)
	CSX Corp.	9,712,939	225,243
	Norfolk Southern Corp.	2,994,575	217,556
	Raytheon Co.	3,085,091	203,986
	Northrop Grumman Corp.	2,235,026	185,060
	Cummins Inc.	1,676,991	181,886
	PACCAR Inc.	3,361,690	180,388
	Waste Management Inc.	4,172,284	168,268
	Ingersoll-Rand plc	2,641,712	146,668
	Tyco International Ltd.	4,409,776	145,302
	WW Grainger Inc.	568,405	143,340
	Parker Hannifin Corp.	1,418,441	135,319
	Dover Corp.	1,626,115	126,284
	Stanley Black
	& Decker Inc.	1,538,709	118,942
	Fastenal Co.	2,565,577	117,632
	Roper Industries Inc.	941,016	116,893
	Pentair Ltd.	1,941,534	112,007
	Kansas City Southern	1,047,088	110,949
	Rockwell Automation Inc.	1,327,204	110,344
	Republic Services Inc.
	Class A	2,820,293	95,721
	Fluor Corp.	1,547,811	91,801
*	Stericycle Inc.	819,937	90,546
	Southwest Airlines Co.	6,864,176	88,479
	CH Robinson
	Worldwide Inc.	1,525,820	85,919
	ADT Corp.	2,079,092	82,852
	Rockwell Collins Inc.	1,289,243	81,751
	Expeditors International
	of Washington Inc.	1,963,410	74,629
	Flowserve Corp.	1,358,683	73,382
	L-3 Communications
	Holdings Inc.	855,169	73,322
	Pall Corp.	1,060,253	70,433
	Textron Inc.	2,640,370	68,782
*	Jacobs Engineering
	Group Inc.	1,242,926	68,523
	Equifax Inc.	1,146,142	67,542
	Masco Corp.	3,391,242	66,095
*	Quanta Services Inc.	2,023,384	53,539
	Snap-on Inc.	554,766	49,585
	Joy Global Inc.	1,011,671	49,096
	Xylem Inc.	1,764,037	47,523
	Cintas Corp.	991,516	45,154
	Robert Half
	International Inc.	1,328,493	44,146
	Iron Mountain Inc.	1,597,436	42,508
	Avery Dennison Corp.	947,977	40,536
	Dun & Bradstreet Corp.	379,479	36,980
	Ryder System Inc.	495,171	30,101
	Pitney Bowes Inc.	1,921,449	28,207
			13,823,884
Information Technology (17.7%)
	Apple Inc.	8,921,641	3,533,684
	Microsoft Corp.	71,437,723	2,466,745

*	Google Inc. Class A	2,554,203	2,248,644
	International Business
	Machines Corp.	9,906,435	1,893,219
	Cisco Systems Inc.	50,796,343	1,234,859
	Intel Corp.	47,247,802	1,144,342
	Oracle Corp.	34,923,154	1,072,839
	QUALCOMM Inc.	16,422,444	1,003,083
	Visa Inc. Class A	4,816,933	880,295
*	eBay Inc.	11,101,459	574,167
	Mastercard Inc. Class A	993,684	570,871
	EMC Corp.	19,967,497	471,632
	Hewlett-Packard Co.	18,329,931	454,582
	Accenture plc Class A	6,178,615	444,613
	Texas Instruments Inc.	10,541,908	367,596
	Automatic Data
	Processing Inc.	4,611,693	317,561
*	Yahoo! Inc.	9,054,792	227,366
*	Adobe Systems Inc.	4,770,425	217,341
	Corning Inc.	14,019,429	199,496
*	Salesforce.com Inc.	5,158,191	196,940
	Dell Inc.	13,948,820	186,217
	TE Connectivity Ltd.	3,948,205	179,801
*	Cognizant Technology
	Solutions Corp.
	Class A	2,866,508	179,472
	Applied Materials Inc.	11,420,075	170,273
	Broadcom Corp. Class A	4,992,569	168,549
	Intuit Inc.	2,652,600	161,888
	Motorola Solutions Inc.	2,581,816	149,048
	Symantec Corp.	6,620,735	148,768
*	SanDisk Corp.	2,312,487	141,293
*	Micron Technology Inc.	9,789,958	140,290
	Seagate Technology plc	3,032,679	135,955
	Analog Devices Inc.	2,928,687	131,967
*	NetApp Inc.	3,425,448	129,413
	Western Digital Corp.	2,021,845	125,536
	Fidelity National
	Information
	Services Inc.	2,785,619	119,336
	Amphenol Corp. Class A	1,518,897	118,383
	Paychex Inc.	3,077,921	112,406
*	Fiserv Inc.	1,265,445	110,613
*	Citrix Systems Inc.	1,778,311	107,286
	Xerox Corp.	11,669,459	105,842
	Altera Corp.	3,042,438	100,370
	Xilinx Inc.	2,507,573	99,325
*	Juniper Networks Inc.	4,811,075	92,902
	Western Union Co.	5,294,343	90,586
	CA Inc.	3,147,668	90,118
	KLA-Tencor Corp.	1,576,394	87,852
*	Red Hat Inc.	1,801,794	86,162
	Linear Technology Corp.	2,216,651	81,661
*	Teradata Corp.	1,552,796	77,997
	NVIDIA Corp.	5,491,928	77,052
*	Autodesk Inc.	2,136,250	72,504

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	Akamai
	Technologies Inc.	1,688,589	71,849
	Microchip
	Technology Inc.	1,873,372	69,783
*	Lam Research Corp.	1,546,290	68,563
*	Electronic Arts Inc.	2,875,795	66,057
*	VeriSign Inc.	1,432,411	63,971
	Computer
	Sciences Corp.	1,428,492	62,525
*	BMC Software Inc.	1,261,063	56,924
*	F5 Networks Inc.	750,204	51,614
	Harris Corp.	1,043,307	51,383
	Molex Inc.	1,319,484	38,714
	SAIC Inc.	2,708,799	37,734
	Total System
	Services Inc.	1,528,021	37,406
*	LSI Corp.	5,231,827	37,355
	FLIR Systems Inc.	1,348,055	36,357
	Jabil Circuit Inc.	1,755,480	35,777
*	JDS Uniphase Corp.	2,255,837	32,439
*	Teradyne Inc.	1,818,195	31,946
*	First Solar Inc.	633,923	28,355
*,^	Advanced Micro
	Devices Inc.	5,774,709	23,561
			24,201,053
Materials (3.3%)
	Monsanto Co.	5,073,826	501,294
	EI du Pont de Nemours
	& Co.	8,748,538	459,298
	Dow Chemical Co.	11,496,471	369,841
	Praxair Inc.	2,810,868	323,700
	Freeport-McMoRan
	Copper & Gold Inc.	9,867,402	272,439
	LyondellBasell
	Industries NV Class A	3,610,029	239,201
	Ecolab Inc.	2,531,944	215,696
	PPG Industries Inc.	1,355,710	198,490
	International Paper Co.	4,227,836	187,335
	Air Products
	& Chemicals Inc.	1,979,962	181,305
	Sherwin-Williams Co.	813,728	143,704
	Newmont Mining Corp.	4,725,353	141,524
	Mosaic Co.	2,630,046	141,523
	Nucor Corp.	3,020,058	130,829
	Eastman Chemical Co.	1,473,173	103,137
	CF Industries
	Holdings Inc.	563,435	96,629
	Sigma-Aldrich Corp.	1,143,555	91,896
	Alcoa Inc.	10,162,566	79,471
	FMC Corp.	1,293,652	78,990
	Airgas Inc.	627,493	59,901
	Vulcan Materials Co.	1,237,325	59,899
	Ball Corp.	1,416,420	58,838
	International Flavors
	& Fragrances Inc.	775,918	58,318

	MeadWestvaco Corp.	1,684,817	57,469
	Sealed Air Corp.	1,864,468	44,654
*	Owens-Illinois Inc.	1,566,034	43,520
	Bemis Co. Inc.	979,763	38,348
	Allegheny
	Technologies Inc.	1,029,845	27,095
^	United States Steel Corp.	1,372,765	24,065
^	Cliffs Natural
	Resources Inc.	1,457,204	23,680
			4,452,089
Telecommunication Services (2.8%)
	AT&T Inc.	51,135,435	1,810,194
	Verizon
	Communications Inc.	27,194,032	1,368,948
	CenturyLink Inc.	5,788,411	204,620
*	Crown Castle
	International Corp.	2,786,211	201,694
*	Sprint Nextel Corp.	28,683,497	201,358
^	Windstream Corp.	5,643,411	43,511
	Frontier
	Communications Corp.	9,498,701	38,470
			3,868,795
Utilities (3.3%)
	Duke Energy Corp.	6,707,683	452,769
	Southern Co.	8,272,588	365,069
	NextEra Energy Inc.	4,035,861	328,842
	Dominion Resources Inc.	5,490,382	311,964
	Exelon Corp.	8,134,202	251,184
	American Electric
	Power Co. Inc.	4,619,454	206,859
	PG&E Corp.	4,202,434	192,177
	Sempra Energy	2,142,186	175,145
	PPL Corp.	5,629,543	170,350
	Consolidated Edison Inc.	2,783,604	162,312
	Public Service
	Enterprise Group Inc.	4,808,677	157,051
	Edison International	3,096,485	149,127
	FirstEnergy Corp.	3,974,605	148,412
	Xcel Energy Inc.	4,725,641	133,925
	Northeast Utilities	2,990,046	125,642
	Entergy Corp.	1,693,338	117,992
	DTE Energy Co.	1,653,087	110,773
	CenterPoint Energy Inc.	4,072,421	95,661
	Wisconsin Energy Corp.	2,173,536	89,093
	NiSource Inc.	2,965,312	84,927
	NRG Energy Inc.	3,064,625	81,826
	ONEOK Inc.	1,958,629	80,911
	Ameren Corp.	2,305,754	79,410
	AES Corp.	5,888,240	70,600
	CMS Energy Corp.	2,525,184	68,609
	SCANA Corp.	1,328,148	65,212
	Pinnacle West
	Capital Corp.	1,046,819	58,067
	AGL Resources Inc.	1,125,143	48,224

13

Institutional Index Fund

		Market
		Value
	Shares	($000)
Pepco Holdings Inc.	2,366,632	47,711
Integrys Energy
Group Inc.	753,277	44,089
TECO Energy Inc.	1,943,121	33,402
		4,507,335
Total Common Stocks
(Cost $102,210,315)		136,003,149
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity
Fund, 0.127%	72,110,499	72,110

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount Notes,
0.085%, 8/21/13	10,500	10,498
[4,5]	Fannie Mae Discount Notes,
0.098%, 11/6/13	1,700	1,699
[4,6] Federal Home Loan
Bank Discount Notes,
0.095%, 10/4/13	11,000	10,996
		23,193
Total Temporary Cash Investments
(Cost $95,306)		95,303
Total Investments (99.8%)
(Cost $102,305,621)		136,098,452
Other Assets and Liabilities (0.2%)
Other Assets		571,434
Liabilities[3]		(290,240)
		281,194
Net Assets (100%)		136,379,646

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	103,459,501
Undistributed Net Investment Income	40,060
Accumulated Net Realized Losses	(909,738)
Unrealized Appreciation (Depreciation)
Investment Securities	33,792,831
Futures Contracts	(3,008)
Net Assets	136,379,646

Institutional Shares—Net Assets
Applicable to 527,687,751 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	77,609,953
Net Asset Value Per Share—
Institutional Shares	$147.08

Institutional Plus Shares—Net Assets
Applicable to 399,569,747 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	58,769,693
Net Asset Value Per Share—
Institutional Plus Shares	$147.08

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $36,798,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $39,409,000 of collateral received for securities on loan.
4 Securities with a value of $11,997,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	1,381,967
Interest[1]	328
Securities Lending	2,108
Total Income	1,384,403
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	14,911
Management and Administrative—Institutional Plus Shares	5,597
Total Expenses	20,508
Net Investment Income	1,363,895
Realized Net Gain (Loss)
Investment Securities Sold	516,069
Futures Contracts	83,591
Realized Net Gain (Loss)	599,660
Change in Unrealized Appreciation (Depreciation)
Investment Securities	14,419,324
Futures Contracts	(1,574)
Change in Unrealized Appreciation (Depreciation)	14,417,750
Net Increase (Decrease) in Net Assets Resulting from Operations	16,381,305
1 Interest income from an affiliated company of the fund was $303,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,363,895	2,499,641
Realized Net Gain (Loss)	599,660	1,500,621
Change in Unrealized Appreciation (Depreciation)	14,417,750	11,475,384
Net Increase (Decrease) in Net Assets Resulting from Operations	16,381,305	15,475,646
Distributions
Net Investment Income
Institutional Shares	(761,158)	(1,475,484)
Institutional Plus Shares	(580,132)	(1,018,134)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,341,290)	(2,493,618)
Capital Share Transactions
Institutional Shares	887,093	1,647,564
Institutional Plus Shares	3,111,312	9,172,090
Net Increase (Decrease) from Capital Share Transactions	3,998,405	10,819,654
Total Increase (Decrease)	19,038,420	23,801,682
Net Assets
Beginning of Period	117,341,226	93,539,544
End of Period[1]	136,379,646	117,341,226
1 Net Assets—End of Period includes undistributed net investment income of $40,060,000 and $17,455,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$130.52	$115.04	$115.01	$101.98	$82.54	$134.14
Investment Operations
Net Investment Income	1.476	2.835	2.361	2.118	2.207	2.521
Net Realized and Unrealized Gain (Loss)
on Investments	16.536	15.475	.029	13.032	19.441	(51.599)
Total from Investment Operations	18.012	18.310	2.390	15.150	21.648	(49.078)
Distributions
Dividends from Net Investment Income	(1.452)	(2.830)	(2.360)	(2.120)	(2.208)	(2.522)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.452)	(2.830)	(2.360)	(2.120)	(2.208)	(2.522)
Net Asset Value, End of Period	$147.08	$130.52	$115.04	$115.01	$101.98	$82.54

Total Return	13.81%	15.98%	2.09%	15.05%	26.63%	-36.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$77,610	$68,055	$58,399	$54,686	$44,401	$31,543
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.044%	0.050%	0.050%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.27%	2.05%	2.05%	2.56%	2.28%
Portfolio Turnover Rate[1]	4%	5%	5%	4%	11%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$130.53	$115.05	$115.01	$101.98	$82.54	$134.14
Investment Operations
Net Investment Income	1.490	2.861	2.386	2.144	2.229	2.548
Net Realized and Unrealized Gain (Loss)
on Investments	16.526	15.474	.040	13.031	19.441	(51.598)
Total from Investment Operations	18.016	18.335	2.426	15.175	21.670	(49.050)
Distributions
Dividends from Net Investment Income	(1.466)	(2.855)	(2.386)	(2.145)	(2.230)	(2.550)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.466)	(2.855)	(2.386)	(2.145)	(2.230)	(2.550)
Net Asset Value, End of Period	$147.08	$130.53	$115.05	$115.01	$101.98	$82.54

Total Return	13.82%	16.00%	2.12%	15.07%	26.66%	-36.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,770	$49,286	$35,141	$33,643	$24,767	$17,643
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.022%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.12%	2.29%	2.07%	2.08%	2.59%	2.30%
Portfolio Turnover Rate[1]	4%	5%	5%	4%	11%	7%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

19

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

20

Institutional Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	136,003,149	—	—
Temporary Cash Investments	72,110	23,193	—
Futures Contracts—Liabilities[1]	(1,502)	—	—
Total	136,073,757	23,193	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	552	220,703	(2,786)
E-mini S&P 500 Index	September 2013	1,900	151,934	(222)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized $423,582,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

For tax purposes, at December 31, 2012, the fund had available capital losses totaling $1,085,747,000 to offset future net capital gains. Of this amount, $764,352,000 is subject to expiration dates; $53,338,000 may be used to offset future net capital gains through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. Capital losses of $321,395,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the

21

Institutional Index Fund

Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $102,305,621,000. Net unrealized appreciation of investment securities for tax purposes was $33,792,831,000, consisting of unrealized gains of $39,962,010,000 on securities that had risen in value since their purchase and $6,169,179,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $7,446,388,000 of investment securities and sold $3,061,876,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,016,321,000 and $724,773,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2013		December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	8,497,159	59,552	15,985,832	126,720
Issued in Lieu of Cash Distributions	702,680	4,828	1,371,165	10,686
Redeemed	(8,312,746)	(58,093)	(15,709,433)	(123,636)
Net Increase (Decrease)—Institutional Shares	887,093	6,287	1,647,564	13,770
Institutional Plus Shares
Issued	6,926,724	48,449	13,524,694	106,372
Issued in Lieu of Cash Distributions	558,846	3,839	974,640	7,592
Redeemed	(4,374,258)	(30,305)	(5,327,244)	(41,827)
Net Increase (Decrease)—Institutional Plus Shares	3,111,312	21,983	9,172,090	72,137

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,138.15	$0.21
Institutional Plus Shares	1,000.00	1,138.17	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

26

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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All comparative mutual fund data are from Lipper Inc. or	investing in such products.
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You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082013

Semiannual Report | June 30, 2013

Vanguard Institutional Total Stock

Market Index Fund

> Vanguard Institutional Total Stock Market Index Fund returned about 14% for the six months ended June 30, 2013.

> The fund closely tracked its target index and outpaced the average result of peer funds for the period.

> As planned, your fund is now seeking to track a new benchmark, the CRSP US
  Total Market Index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	55
Trustees Approve Advisory Arrangement.	57
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	14.20%
Institutional Plus Shares	14.18
Spliced Institutional Total Stock Market Index	14.18
Multi-Cap Core Funds Average	13.24
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$32.27	$36.52	$0.328	$0.000
Institutional Plus Shares	32.28	36.52	0.332	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks posted strong, double-digit results for the six months ended June 30, turning in their best first-half performance since 1998. Small- and mid-capitalization stocks generally outdistanced their larger-cap peers for the period, while value-oriented stocks significantly outpaced their growth-oriented counterparts.

In this environment, Vanguard Institutional Total Stock Market Index Fund returned about 14%, closely tracking the performance of its benchmark. The fund outpaced the average return of multicap core funds for the period.

The fund posted positive results in nine out of ten market sectors, with eight sectors posting doubledigit returns. The financial, consumer services, and health care sectors contributed most to the fund’s advance, together adding almost 8 percentage points to its total return. Basic materials was the only sector to post a negative result for the period.

As we previously announced, your fund is now seeking to track a new benchmark index. In January, the Institutional Total Stock Market Index Fund began using the CRSP US Total Market Index as its target.

Global stocks notched gains despite some recent turbulence

After staging a stellar performance for most of the first half of 2013, global stocks declined in June. Investors worldwide were spooked by signs of trouble in China’s economy and by a statement from

Federal Reserve Chairman Ben Bernanke that the central bank could begin to reduce its stimulative bondbuying program later this year. Still, U.S. stocks returned about 14% for the sixmonth period, despite a drop of more than 1% in June.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as quantitative easing. However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Developed markets in the Pacific region generally fared better than their European and emergingmarket counterparts. Notably, Japanese stocks recovered in June from a sharp decline in May.

Bond prices fell sharply in the period’s final months

Bond returns, which sputtered along through most of the period, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than equity investors. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

Market Barometer

	Total Returns
	Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

The yield of the 10year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for shortterm rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Financials, consumer services and health care drove returns

The Institutional Total Stock Market Index Fund offers broad exposure to all segments of the U.S. stock market, investing in large, mid, and smallcap stocks, as well as both growth and value companies. As I mentioned, U.S. stocks posted strong results across the board for the most recent sixmonth period, despite the market’s decline in June.

Financial stocks were among the market’s top performers, contributing more than 3 percentage points to the index’s return. After years of dismal results following the 2008–2009 financial crisis, the industry has experienced a widespread resurgence that continued throughout the six months. Shares of banks, financial services companies, and insurance companies contributed significantly to the fund’s performance.

Investment insight
What benchmark changes mean for you
In June, we completed the transition of 22 Vanguard index funds—including yours—
to new target benchmarks. The change went smoothly, as the funds closely tracked their respective benchmarks throughout the transition.

The new index providers are the University of Chicago’s Center for Research in
Security Prices (CRSP) for U.S. stocks and FTSE Group for international stocks. The new benchmarks incorporate topquality index construction and offer comprehensive coverage of the markets they represent. There are no changes to our funds’
investment goals, objectives, or policies.

We took this action because benchmark licensing costs were becoming a larger part of the expense ratios of our index funds. With the new, longterm agreements, our funds can pursue their indexing strategy at considerable savings for our clients.

Consumer services stocks generally performed well, as further signs of economic improvement encouraged consumer spending. The sector’s top contributors included retailers and media companies. In health care, stocks of pharmaceutical companies added most to performance, as the industry continued to benefit from favorable rulings by the Food and Drug Administration and improved pipelines of new medicines.

The basic materials sector was the weakest performer for the six months, and the only sector to post a negative return for the fund. Stocks of gold and coal mining companies weighed significantly on the sector’s performance.

In pursuing investment goals, long-term asset mix is key

As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bondbuying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change. In fact, it’s precisely because shortterm market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the longterm mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a welldiversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives investors the best chance of meeting their investment goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2013

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC
Yield	1.99%	2.01%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,323	3,594
Median Market Cap	$38.5B	$38.5B
Price/Earnings Ratio	18.4x	18.5x
Price/Book Ratio	2.4x	2.4x
Return on Equity	16.6%	16.5%
Earnings Growth
Rate	10.7%	10.5%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—
Short-Term	-0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.9%	2.9%
Consumer Goods	10.5	10.5
Consumer Services	13.3	13.2
Financials	18.8	18.8
Health Care	11.7	11.8
Industrials	13.0	13.0
Oil & Gas	9.5	9.5
Technology	14.4	14.4
Telecommunications	2.5	2.5
Utilities	3.4	3.4

Volatility Measures
Spliced Inst.
Total Stock
Mkt. Idx
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	2.2%
Apple Inc.	Computer Hardware	2.1
Microsoft Corp.	Software	1.5
Johnson & Johnson	Pharmaceuticals	1.4
General Electric Co.	Diversified Industrials	1.3
Google Inc.	Internet	1.3
Chevron Corp.	Integrated Oil & Gas	1.3
Wells Fargo & Co.	Banks	1.2
International Business
Machines Corp.	Computer Services	1.2
Procter & Gamble Co.	Nondurable
	Household Products	1.2
Top Ten		14.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013. For the six months ended June 30, 2013, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	21.60%	7.53%	8.13%
Institutional Plus Shares	5/31/2001	21.58	7.55	8.15

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (2.9%)
EI du Pont de
Nemours & Co.	1,559,998	81,900
Dow Chemical Co.	2,050,659	65,970
Praxair Inc.	501,293	57,729
Freeport-McMoRan
Copper & Gold Inc.	1,759,182	48,571
LyondellBasell Industries
NV Class A	682,834	45,245
Ecolab Inc.	451,507	38,464
PPG Industries Inc.	230,074	33,685
International Paper Co.	753,977	33,409
Air Products &
Chemicals Inc.	353,083	32,332
Mosaic Co.	478,222	25,733
Newmont Mining Corp.	834,415	24,991
Nucor Corp.	538,647	23,334
Eastman Chemical Co.	262,766	18,396
CF Industries Holdings Inc.	100,483	17,233
Sigma-Aldrich Corp.	203,973	16,391
Alcoa Inc.	1,812,391	14,173
FMC Corp.	231,176	14,116
Celanese Corp. Class A	270,612	12,123
Ashland Inc.	134,013	11,190
Airgas Inc.	111,704	10,663
CONSOL Energy Inc.	387,489	10,501
International Flavors
& Fragrances Inc.	138,176	10,385
* WR Grace & Co.	122,311	10,279
Albemarle Corp.	149,196	9,293
Rockwood Holdings Inc.	132,780	8,502
Reliance Steel &
Aluminum Co.	123,523	8,098
Avery Dennison Corp.	168,802	7,218
RPM International Inc.	224,622	7,174
Peabody Energy Corp.	457,036	6,691
Huntsman Corp.	327,502	5,423
Steel Dynamics Inc.	355,318	5,298

	Cytec Industries Inc.	71,107	5,209
	Axiall Corp.	118,357	5,040
	Compass Minerals
	International Inc.	56,629	4,787
	NewMarket Corp.	18,118	4,757
	Allegheny Technologies Inc.	173,900	4,575
	Royal Gold Inc.	103,982	4,376
^	United States Steel Corp.	245,680	4,307
^	Cliffs Natural
	Resources Inc.	260,372	4,231
	PolyOne Corp.	160,041	3,966
	Carpenter Technology Corp.	85,358	3,847
	Domtar Corp.	57,634	3,833
	Cabot Corp.	101,852	3,811
	Sensient Technologies Corp.	85,143	3,446
*	Chemtura Corp.	167,378	3,398
	Westlake Chemical Corp.	34,158	3,293
	Olin Corp.	136,143	3,256
	HB Fuller Co.	85,816	3,245
*,^	Polypore International Inc.	79,578	3,207
	Commercial Metals Co.	198,492	2,932
	Worthington Industries Inc.	90,975	2,885
	KapStone Paper and
	Packaging Corp.	68,955	2,771
	Minerals Technologies Inc.	59,434	2,457
	Buckeye Technologies Inc.	63,123	2,338
*	Coeur Mining Inc.	171,914	2,286
	Balchem Corp.	50,390	2,255
	Tronox Ltd. Class A	106,982	2,156
*	Stillwater Mining Co.	193,946	2,083
*	Clearwater Paper Corp.	43,326	2,039
*	Alpha Natural
	Resources Inc.	385,050	2,018
*	Resolute Forest
	Products Inc.	146,953	1,935
	Kaiser Aluminum Corp.	30,778	1,906
	AMCOL International Corp.	60,100	1,905
	PH Glatfelter Co.	74,800	1,877
*	Calgon Carbon Corp.	111,136	1,854
	Intrepid Potash Inc.	87,300	1,663

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Innophos Holdings Inc.	34,301	1,618
	Innospec Inc.	39,502	1,587
*	Cloud Peak Energy Inc.	96,007	1,582
*	OM Group Inc.	50,810	1,571
*	SunCoke Energy Inc.	110,414	1,548
*	Ferro Corp.	213,574	1,484
	Hecla Mining Co.	496,986	1,481
	Arch Coal Inc.	378,355	1,430
	Quaker Chemical Corp.	21,832	1,354
	Boise Inc.	152,988	1,306
*	RTI International Metals Inc.	45,940	1,273
	Stepan Co.	22,529	1,253
*	Kraton Performance
	Polymers Inc.	58,990	1,251
	American Vanguard Corp.	51,603	1,209
	Aceto Corp.	85,459	1,190
	Neenah Paper Inc.	35,907	1,141
	Walter Energy Inc.	105,791	1,100
	Haynes International Inc.	22,370	1,071
*	Century Aluminum Co.	111,442	1,034
	Koppers Holdings Inc.	26,353	1,006
*	Allied Nevada Gold Corp.	152,654	989
	Tredegar Corp.	37,429	962
*,^	AK Steel Holding Corp.	309,787	942
*,^	Molycorp Inc.	150,987	936
	Globe Specialty Metals Inc.	85,991	935
	A Schulman Inc.	32,278	866
*	Cambrex Corp.	59,463	831
	Deltic Timber Corp.	13,908	804
	Hawkins Inc.	19,217	757
*	Horsehead Holding Corp.	57,469	736
	Ampco-Pittsburgh Corp.	38,941	731
	Kronos Worldwide Inc.	40,995	666
	US Silica Holdings Inc.	30,984	644
	Rentech Inc.	292,991	615
*	OMNOVA Solutions Inc.	74,425	596
*	LSB Industries Inc.	19,598	596
*	General Moly Inc.	303,125	567
*	Zoltek Cos. Inc.	40,777	526
	Wausau Paper Corp.	41,426	472
	Olympic Steel Inc.	17,882	438
	Gold Resource Corp.	45,348	395
*	American Pacific Corp.	13,142	373
	Zep Inc.	22,054	349
	Chase Corp.	15,028	336
	Friedman Industries Inc.	29,963	295
	KMG Chemicals Inc.	11,639	246
*	Universal Stainless &
	Alloy Products Inc.	7,847	231
*	Penford Corp.	16,795	225
*,^	Golden Minerals Co.	150,216	204
*,^	Paramount Gold and
	Silver Corp.	154,655	184
	FutureFuel Corp.	10,048	142

	Noranda Aluminum
	Holding Corp.	40,398	130
*	Senomyx Inc.	59,255	129
*	Codexis Inc.	54,399	120
*	Westmoreland Coal Co.	9,078	102
*,^	James River Coal Co.	55,876	102
	TMS International
	Corp. Class A	6,464	96
*	Verso Paper Corp.	45,739	53
	NL Industries Inc.	4,408	50
*	Solitario Exploration &
	Royalty Corp.	51,737	47
*	Material Sciences Corp.	3,542	36
*	USEC Inc.	120,969	35
*	Uni-Pixel Inc.	2,400	35
*	Mines Management Inc.	46,322	25
*	Ikonics Corp.	1,469	24
*	Metabolix Inc.	14,335	20
	United-Guardian Inc.	710	17
*	Comstock Mining Inc.	6,800	11
*	Handy & Harman Ltd.	524	9
*	Midway Gold Corp.	8,130	8
*	TOR Minerals
	International Inc.	682	7
*	Northern Technologies
	International Corp.	600	7
*	Uranium Resources Inc.	1,071	3
*	Uranerz Energy Corp.	681	1
			869,599
Consumer Goods (10.4%)
	Procter & Gamble Co.	4,645,233	357,637
	Coca-Cola Co.	6,793,793	272,499
	Philip Morris
	International Inc.	2,633,276	228,094
	PepsiCo Inc.	2,620,840	214,359
	Altria Group Inc.	3,404,788	119,134
	Ford Motor Co.	6,543,725	101,231
	Colgate-Palmolive Co.	1,580,840	90,566
	Monsanto Co.	904,806	89,395
	Mondelez International
	Inc. Class A	3,024,215	86,281
	NIKE Inc. Class B	1,213,261	77,260
	Kimberly-Clark Corp.	651,841	63,320
	Kraft Foods Group Inc.	1,007,550	56,292
	General Mills Inc.	1,092,616	53,025
*	General Motors Co.	1,397,860	46,563
	Johnson Controls Inc.	1,160,976	41,551
	Archer-Daniels-Midland Co.	1,116,953	37,876
	Kellogg Co.	498,663	32,029
	VF Corp.	148,553	28,680
	Lorillard Inc.	640,221	27,965
	Mead Johnson
	Nutrition Co.	343,225	27,194
	Coach Inc.	476,300	27,192
	Reynolds American Inc.	556,337	26,910

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Delphi Automotive plc	529,883	26,860
	Estee Lauder Cos. Inc.
	Class A	404,857	26,627
	Mattel Inc.	585,451	26,527
	ConAgra Foods Inc.	706,408	24,675
	Hershey Co.	248,780	22,211
	Stanley Black & Decker Inc.	274,429	21,213
	Harley-Davidson Inc.	379,875	20,825
	Genuine Parts Co.	249,526	19,481
	Clorox Co.	223,175	18,555
	Ralph Lauren Corp. Class A	103,501	17,982
	JM Smucker Co.	172,712	17,815
	Beam Inc.	272,697	17,210
	PVH Corp.	137,356	17,176
*	BorgWarner Inc.	195,876	16,875
	Bunge Ltd.	236,863	16,763
	Dr Pepper Snapple
	Group Inc.	345,831	15,884
	Coca-Cola Enterprises Inc.	445,361	15,659
	Campbell Soup Co.	344,960	15,451
	Avon Products Inc.	734,062	15,437
	Whirlpool Corp.	134,228	15,350
*	Green Mountain Coffee
	Roasters Inc.	202,311	15,185
*	Monster Beverage Corp.	239,160	14,534
	Church & Dwight Co. Inc.	234,226	14,454
*	Constellation Brands Inc.
	Class A	261,189	13,613
	McCormick & Co. Inc.	192,561	13,549
*	Tesla Motors Inc.	119,945	12,886
	Newell Rubbermaid Inc.	488,969	12,835
	Tyson Foods Inc. Class A	482,741	12,397
*	TRW Automotive
	Holdings Corp.	183,304	12,179
	Brown-Forman Corp.
	Class B	175,208	11,835
*	LKQ Corp.	455,518	11,730
	Molson Coors Brewing Co.
	Class B	241,443	11,555
*	Lululemon Athletica Inc.	171,626	11,245
*	PulteGroup Inc.	591,126	11,214
*	Electronic Arts Inc.	487,277	11,193
*	Mohawk Industries Inc.	98,375	11,066
	Activision Blizzard Inc.	757,639	10,804
	Energizer Holdings Inc.	105,539	10,608
	Polaris Industries Inc.	110,702	10,517
	DR Horton Inc.	491,554	10,460
	Lear Corp.	156,711	9,475
	Lennar Corp. Class A	250,774	9,038
	Hasbro Inc.	197,389	8,849
	Snap-on Inc.	98,823	8,833
*	Fossil Group Inc.	84,731	8,754
	Hormel Foods Corp.	224,428	8,658
	Hanesbrands Inc.	167,034	8,589
*	Toll Brothers Inc.	258,025	8,419

	Ingredion Inc.	124,761	8,187
*	Under Armour Inc.
	Class A	135,455	8,088
*	Jarden Corp.	181,242	7,929
*	WABCO Holdings Inc.	105,982	7,916
*	Smithfield Foods Inc.	235,498	7,713
	Leggett & Platt Inc.	242,243	7,531
	Carter’s Inc.	95,484	7,073
*	NVR Inc.	7,602	7,009
	Hillshire Brands Co.	208,659	6,902
	Flowers Foods Inc.	298,752	6,587
*	Goodyear Tire &
	Rubber Co.	416,343	6,366
	Tupperware Brands Corp.	81,783	6,354
	Herbalife Ltd.	139,683	6,305
	Harman International
	Industries Inc.	115,259	6,247
*	Visteon Corp.	87,317	5,511
	Nu Skin Enterprises Inc.
	Class A	89,352	5,461
	Gentex Corp.	231,182	5,329
*	Middleby Corp.	30,443	5,178
	Brunswick Corp.	153,401	4,901
	Dana Holding Corp.	249,589	4,807
*	Tenneco Inc.	103,324	4,679
*	Fifth & Pacific Cos. Inc.	203,624	4,549
	Wolverine World Wide Inc.	80,865	4,416
*	Tempur Sealy
	International Inc.	97,240	4,269
*	Hain Celestial Group Inc.	64,098	4,164
	Pool Corp.	75,375	3,950
*	TreeHouse Foods Inc.	58,536	3,836
	Thor Industries Inc.	76,855	3,780
*	Darling International Inc.	200,979	3,750
	Scotts Miracle-Gro Co.
	Class A	73,498	3,551
*	Steven Madden Ltd.	70,741	3,422
	Cooper Tire & Rubber Co.	102,555	3,402
	Ryland Group Inc.	78,545	3,150
	B&G Foods Inc.	89,987	3,064
*	Dean Foods Co.	302,451	3,031
*	Deckers Outdoor Corp.	55,804	2,819
	HNI Corp.	77,639	2,800
	KB Home	141,893	2,785
*	Zynga Inc. Class A	984,784	2,738
*	Iconix Brand Group Inc.	92,417	2,718
	Lancaster Colony Corp.	34,761	2,711
	Schweitzer-Mauduit
	International Inc.	53,046	2,646
*	American Axle &
	Manufacturing
	Holdings Inc.	138,249	2,576
*	Boston Beer Co. Inc.
	Class A	15,079	2,573
	Herman Miller Inc.	94,478	2,558

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Snyders-Lance Inc.	87,414	2,483
*	Meritage Homes Corp.	55,248	2,396
*	Crocs Inc.	143,070	2,361
*	TiVo Inc.	212,242	2,345
	Sanderson Farms Inc.	35,120	2,333
*	Post Holdings Inc.	52,935	2,311
	Universal Corp.	39,920	2,309
	Interface Inc. Class A	136,081	2,309
	Dorman Products Inc.	49,535	2,260
*	Select Comfort Corp.	89,623	2,246
	Andersons Inc.	41,478	2,206
	MDC Holdings Inc.	66,183	2,152
	Spectrum Brands
	Holdings Inc.	35,948	2,044
	Briggs & Stratton Corp.	97,736	1,935
*	Elizabeth Arden Inc.	42,841	1,931
	Steelcase Inc. Class A	132,338	1,929
*	Standard Pacific Corp.	227,886	1,898
	J&J Snack Foods Corp.	24,398	1,898
	Jones Group Inc.	135,714	1,866
*	G-III Apparel Group Ltd.	38,037	1,830
*	Helen of Troy Ltd.	47,437	1,820
	Fresh Del Monte
	Produce Inc.	64,211	1,790
	Ethan Allen Interiors Inc.	57,621	1,659
	Cal-Maine Foods Inc.	35,037	1,630
*	WhiteWave Foods Co.
	Class B	107,128	1,628
*	iRobot Corp.	40,808	1,623
	Drew Industries Inc.	40,609	1,597
*	Take-Two Interactive
	Software Inc.	103,356	1,547
	La-Z-Boy Inc.	75,233	1,525
	Columbia Sportswear Co.	24,334	1,525
	Movado Group Inc.	43,973	1,488
	Standard Motor
	Products Inc.	41,873	1,438
	Arctic Cat Inc.	31,225	1,405
	American Greetings Corp.
	Class A	76,362	1,391
*	Tumi Holdings Inc.	56,696	1,361
*	ACCO Brands Corp.	210,926	1,342
*	WhiteWave Foods Co.
	Class A	81,995	1,332
	Knoll Inc.	90,724	1,289
	Vector Group Ltd.	79,146	1,284
	Inter Parfums Inc.	44,225	1,261
	Oxford Industries Inc.	19,276	1,203
	WD-40 Co.	21,207	1,155
*	Chiquita Brands
	International Inc.	104,836	1,145
*	Skechers U.S.A. Inc.
	Class A	46,880	1,126
*	Unifi Inc.	53,423	1,104
*	Blount International Inc.	92,812	1,097

*	Coty Inc. Class A	63,806	1,096
*	Pilgrim’s Pride Corp.	72,397	1,082
	Seaboard Corp.	390	1,056
*	Boulder Brands Inc.	87,086	1,049
	Titan International Inc.	60,320	1,018
*	Gentherm Inc.	54,515	1,012
*	Quiksilver Inc.	155,808	1,003
	Tootsie Roll Industries Inc.	31,543	1,002
*	Winnebago Industries Inc.	46,836	983
*	Cavco Industries Inc.	18,744	946
*	Diamond Foods Inc.	44,400	921
*	Dole Food Co. Inc.	71,497	912
*	Medifast Inc.	35,040	903
	True Religion Apparel Inc.	28,300	896
*	USANA Health
	Sciences Inc.	12,287	889
	Callaway Golf Co.	134,778	887
*	Alliance One
	International Inc.	226,165	859
	Bassett Furniture
	Industries Inc.	54,780	851
	Pinnacle Foods Inc.	35,068	847
*	Maidenform Brands Inc.	47,061	816
*	LeapFrog Enterprises Inc.	82,150	808
*	RealD Inc.	57,227	795
*	Taylor Morrison Home
	Corp. Class A	31,949	779
*	Modine Manufacturing Co.	71,550	778
*	Fuel Systems Solutions Inc.	41,567	744
	Coca-Cola Bottling Co.
	Consolidated	11,708	716
	Lennar Corp. Class B	24,500	695
	Perry Ellis International Inc.	33,601	682
*	Nautilus Inc.	78,451	682
*	Hovnanian Enterprises Inc.
	Class A	120,996	679
	Alico Inc.	16,923	679
*	Vera Bradley Inc.	31,148	675
*	Beazer Homes USA Inc.	37,950	665
*	DTS Inc.	32,293	665
	Calavo Growers Inc.	22,543	613
	John B Sanfilippo & Son Inc.	29,069	586
*	Annie’s Inc.	13,259	567
*	Farmer Bros Co.	39,860	560
*	Central Garden and Pet Co.
	Class A	79,153	546
*	Federal-Mogul Corp.	53,352	545
	JAKKS Pacific Inc.	46,900	528
*	M/I Homes Inc.	22,828	524
*	Jamba Inc.	34,895	521
	Flexsteel Industries Inc.	20,852	508
	Nutrisystem Inc.	43,128	508
	Cherokee Inc.	37,406	478
*	Universal Electronics Inc.	16,981	478

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Superior Industries
	International Inc.	27,075	466
	Blyth Inc.	31,044	433
*	Revlon Inc. Class A	18,773	414
*	Central Garden and Pet Co.	56,888	404
*	Steinway Musical
	Instruments Inc.	12,357	376
	Lifeway Foods Inc.	20,755	360
	National Presto
	Industries Inc.	4,837	348
	Marine Products Corp.	43,254	347
	Culp Inc.	19,301	336
*	Omega Protein Corp.	35,379	318
*	Libbey Inc.	12,270	294
	National Beverage Corp.	16,262	284
*	Stoneridge Inc.	23,383	272
*	Ceres Inc.	86,401	270
*,^	American Apparel Inc.	137,114	263
	Female Health Co.	26,237	259
*	Motorcar Parts of
	America Inc.	26,798	246
	Hooker Furniture Corp.	15,045	245
*,^	Star Scientific Inc.	172,414	240
*	AT Cross Co. Class A	13,903	236
*	S&W Seed Co.	27,184	228
	Strattec Security Corp.	5,741	214
*	Overhill Farms Inc.	42,017	208
	Weyco Group Inc.	8,253	208
	Shiloh Industries Inc.	18,442	193
	Limoneira Co.	8,964	186
*	Dixie Group Inc.	21,697	180
*,^	Coffee Holding Co. Inc.	27,694	166
*,^	Comstock Holding Cos.
	Inc. Class A	57,181	158
*	Inventure Foods Inc.	18,784	157
	Griffin Land &
	Nurseries Inc.	5,426	155
	Oil-Dri Corp. of America	5,107	140
*	Zagg Inc.	24,801	133
*	Furniture Brands
	International Inc.	30,379	122
	Lifetime Brands Inc.	8,619	117
	LS Starrett Co. Class A	11,175	114
*	Core Molding
	Technologies Inc.	11,460	102
*	LoJack Corp.	30,922	97
*	Johnson Outdoors Inc.
	Class A	3,631	90
	Nutraceutical
	International Corp.	3,950	81
	Escalade Inc.	12,987	80
*	Black Diamond Inc.	8,107	76
*	Delta Apparel Inc.	4,553	64
*,^	Glu Mobile Inc.	28,402	62
*	Lifevantage Corp.	26,475	61

*	Stanley Furniture Co. Inc.	15,291	61
*	Skullcandy Inc.	11,200	61
*	Primo Water Corp.	32,717	60
*	Majesco Entertainment Co.	104,062	59
	MGP Ingredients Inc.	9,902	59
*	Seneca Foods Corp. Class A	1,704	52
*	Mannatech Inc.	4,713	52
*	Summer Infant Inc.	15,000	46
	Nature’s Sunshine
	Products Inc.	2,689	44
*	Kid Brands Inc.	27,010	42
*	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	70,249	39
	CCA Industries Inc.	11,733	38
*	Tower International Inc.	1,826	36
	Rocky Brands Inc.	2,299	35
	Bridgford Foods Corp.	4,510	32
*	Craft Brew Alliance Inc.	3,865	32
	RG Barry Corp.	1,868	30
*	Emerson Radio Corp.	17,970	30
*	Natural Alternatives
	International Inc.	5,600	26
	Orchids Paper Products Co.	926	24
*,^	Clean Diesel
	Technologies Inc.	14,310	17
*	Virco Manufacturing Corp.	7,376	17
	Reliv International Inc.	10,512	13
*	Skyline Corp.	3,395	13
	Compx International Inc.	950	13
	Acme United Corp.	900	12
	Crown Crafts Inc.	1,800	11
*	US Auto Parts Network Inc.	8,487	10
*	Cyanotech Corp.	597	4
	Golden Enterprises Inc.	655	2
*	Joe’s Jeans Inc.	398	1
*	Crystal Rock Holdings Inc.	80	—
			3,150,047
Consumer Services (13.2%)
	Wal-Mart Stores Inc.	2,776,624	206,831
	Home Depot Inc.	2,475,771	191,798
	Comcast Corp. Class A	4,170,891	174,677
	Walt Disney Co.	2,746,987	173,472
*	Amazon.com Inc.	617,298	171,417
	McDonald’s Corp.	1,699,090	168,210
	CVS Caremark Corp.	2,075,104	118,654
	News Corp. Class A	3,260,562	106,294
*	eBay Inc.	1,979,519	102,381
	Time Warner Inc.	1,500,837	86,778
	Costco Wholesale Corp.	739,635	81,781
	Starbucks Corp.	1,205,513	78,949
	Target Corp.	1,087,534	74,888
	Lowe’s Cos. Inc.	1,817,534	74,337
*	priceline.com Inc.	87,425	72,312
	Walgreen Co.	1,445,205	63,878

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	TJX Cos. Inc.	1,158,926	58,016
	Time Warner Cable Inc.	493,195	55,475
*	DIRECTV	899,294	55,414
	Yum! Brands Inc.	762,457	52,869
	Viacom Inc. Class B	752,517	51,209
	CBS Corp. Class B	985,761	48,174
	McKesson Corp.	384,108	43,980
	Sysco Corp.	1,005,889	34,361
	Las Vegas Sands Corp.	629,127	33,300
	Whole Foods Market Inc.	628,603	32,360
	Macy’s Inc.	650,360	31,217
	Kroger Co.	837,907	28,941
	Omnicom Group Inc.	438,517	27,570
	Cardinal Health Inc.	579,315	27,344
*	Delta Air Lines Inc.	1,451,723	27,162
	Carnival Corp.	752,487	25,803
*	Dollar General Corp.	499,397	25,185
*	Liberty Global plc Class A	339,935	25,182
*	Bed Bath & Beyond Inc.	351,970	24,955
*	AutoZone Inc.	58,097	24,615
	Ross Stores Inc.	354,625	22,983
	AmerisourceBergen Corp.
	Class A	391,366	21,850
	Starwood Hotels &
	Resorts Worldwide Inc.	329,803	20,840
	L Brands Inc.	416,882	20,531
*	O’Reilly Automotive Inc.	177,867	20,031
	Gap Inc.	473,198	19,747
*	Liberty Interactive Corp.
	Class A	848,784	19,531
*	Discovery Communications
	Inc. Class A	247,508	19,110
*	Chipotle Mexican Grill Inc.
	Class A	52,390	19,088
*	Netflix Inc.	90,396	19,082
*	Liberty Media Corp.
	Class A	149,976	19,011
*	Dollar Tree Inc.	362,491	18,429
	Sirius XM Radio Inc.	5,414,410	18,138
	Staples Inc.	1,131,392	17,944
*	United Continental
	Holdings Inc.	566,028	17,711
*	CarMax Inc.	383,168	17,687
	Wynn Resorts Ltd.	137,013	17,538
*	Liberty Global plc	254,152	17,254
	Kohl’s Corp.	338,203	17,083
*	Hertz Global Holdings Inc.	678,494	16,827
	Southwest Airlines Co.	1,224,553	15,784
	Nordstrom Inc.	248,749	14,910
	DISH Network Corp.
	Class A	348,136	14,803
*	Charter Communications
	Inc. Class A	111,598	13,821
	Marriott International Inc.
	Class A	340,547	13,748

	Tiffany & Co.	183,877	13,394
	Wyndham Worldwide Corp.	230,361	13,184
	H&R Block Inc.	461,591	12,809
	Nielsen Holdings NV	380,241	12,772
	Best Buy Co. Inc.	460,774	12,593
	Tractor Supply Co.	106,518	12,528
	PetSmart Inc.	175,111	11,731
*	TripAdvisor Inc.	188,110	11,450
	Darden Restaurants Inc.	220,041	11,108
	Comcast Corp.	276,125	10,954
	Expedia Inc.	176,292	10,604
	Interpublic Group of
	Cos. Inc.	726,048	10,564
*	Discovery
	Communications Inc.	149,270	10,398
	Family Dollar Stores Inc.	165,840	10,333
*	Ulta Salon Cosmetics &
	Fragrance Inc.	102,531	10,270
	Advance Auto Parts Inc.	123,789	10,048
*	IHS Inc. Class A	94,750	9,890
	Safeway Inc.	408,695	9,670
	Gannett Co. Inc.	388,806	9,510
	Signet Jewelers Ltd.	137,468	9,269
*	MGM Resorts International	622,123	9,195
*	Sally Beauty Holdings Inc.	295,145	9,179
	Scripps Networks
	Interactive Inc. Class A	134,514	8,980
	Foot Locker Inc.	254,469	8,939
*	Panera Bread Co. Class A	47,736	8,876
	Dick’s Sporting Goods Inc.	170,112	8,516
	Omnicare Inc.	177,857	8,486
	GameStop Corp. Class A	191,446	8,046
	Williams-Sonoma Inc.	140,754	7,867
	Dunkin’ Brands Group Inc.	180,704	7,738
*	Urban Outfitters Inc.	186,643	7,507
	Royal Caribbean
	Cruises Ltd.	223,188	7,441
	International Game
	Technology	444,388	7,426
	FactSet Research
	Systems Inc.	71,000	7,238
	Dun & Bradstreet Corp.	68,725	6,697
	GNC Holdings Inc. Class A	150,662	6,661
*	AMC Networks Inc.
	Class A	97,620	6,385
*	AutoNation Inc.	144,005	6,248
*	Alaska Air Group Inc.	119,225	6,200
	Service Corp. International	340,829	6,145
*	Madison Square
	Garden Co. Class A	101,926	6,039
	Abercrombie & Fitch Co.	132,966	6,017
*	Copart Inc.	191,379	5,894
*	Lamar Advertising Co.
	Class A	135,193	5,867

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Cablevision Systems Corp.
	Class A	343,500	5,778
	Domino’s Pizza Inc.	95,669	5,563
*	Penn National Gaming Inc.	100,075	5,290
*	Avis Budget Group Inc.	182,997	5,261
	American Eagle
	Outfitters Inc.	282,606	5,160
	Washington Post Co.
	Class B	10,537	5,097
*	Cabela’s Inc.	77,647	5,028
	Cinemark Holdings Inc.	176,256	4,921
*	Groupon Inc.	558,737	4,749
	Brinker International Inc.	119,921	4,728
	Chico’s FAS Inc.	261,394	4,459
	Sotheby’s	116,074	4,400
*	US Airways Group Inc.	264,696	4,346
*	United Natural Foods Inc.	79,738	4,305
	DSW Inc. Class A	58,558	4,302
*	JC Penney Co. Inc.	242,994	4,150
*	Pandora Media Inc.	222,452	4,093
	Casey’s General Stores Inc.	64,989	3,910
	Dillard’s Inc. Class A	47,336	3,880
	Cracker Barrel Old Country
	Store Inc.	40,359	3,820
*	Ascena Retail Group Inc.	216,355	3,775
*	Starz	170,414	3,766
*	Rite Aid Corp.	1,313,534	3,757
	Vail Resorts Inc.	60,905	3,747
*	Bally Technologies Inc.	66,041	3,726
	Six Flags
	Entertainment Corp.	105,590	3,713
	Sinclair Broadcast
	Group Inc. Class A	124,716	3,664
*	Live Nation
	Entertainment Inc.	231,788	3,593
	Harris Teeter
	Supermarkets Inc.	75,782	3,551
*	VCA Antech Inc.	135,573	3,537
	Rent-A-Center Inc.	93,424	3,508
	Burger King Worldwide Inc.	178,780	3,488
*	Lumber Liquidators
	Holdings Inc.	44,370	3,455
*	Shutterfly Inc.	61,382	3,424
	Cheesecake Factory Inc.	81,557	3,416
	Aaron’s Inc.	121,253	3,396
*	Spirit Airlines Inc.	105,183	3,342
*	Life Time Fitness Inc.	65,665	3,290
*	Fresh Market Inc.	65,821	3,273
*	Lions Gate
	Entertainment Corp.	116,226	3,193
*	CST Brands Inc.	103,549	3,190
	HSN Inc.	59,206	3,181
*	Hyatt Hotels Corp. Class A	78,770	3,179
*	Buffalo Wild Wings Inc.	32,041	3,145
*	Beacon Roofing Supply Inc.	82,616	3,129

	Guess? Inc.	100,599	3,122
	Men’s Wearhouse Inc.	81,603	3,089
	John Wiley & Sons Inc.
	Class A	76,824	3,080
*	Big Lots Inc.	97,667	3,079
*	Sears Holdings Corp.	72,556	3,053
*	ValueClick Inc.	123,230	3,041
	Pier 1 Imports Inc.	127,611	2,998
*	Jack in the Box Inc.	75,783	2,978
	KAR Auction Services Inc.	128,979	2,950
	Rollins Inc.	112,114	2,904
*	Express Inc.	138,083	2,896
*	Apollo Group Inc. Class A	161,577	2,863
*	DreamWorks Animation
	SKG Inc. Class A	109,908	2,820
*	HomeAway Inc.	86,943	2,812
	Meredith Corp.	58,286	2,780
	Weight Watchers
	International Inc.	60,410	2,779
	Morningstar Inc.	35,728	2,772
	Allegiant Travel Co.
	Class A	25,996	2,755
	Wendy’s Co.	469,711	2,738
*	Acxiom Corp.	119,656	2,714
	Arbitron Inc.	58,381	2,712
	PriceSmart Inc.	30,715	2,692
	Texas Roadhouse Inc.
	Class A	107,224	2,683
	Dolby Laboratories Inc.
	Class A	79,566	2,661
	DeVry Inc.	85,697	2,658
*	WebMD Health Corp.	88,554	2,601
*	Genesco Inc.	38,758	2,596
*	JetBlue Airways Corp.	409,088	2,577
*	ANN Inc.	77,535	2,574
	Buckle Inc.	49,465	2,573
*	Francesca’s Holdings Corp.	89,959	2,500
*	New York Times Co.
	Class A	224,238	2,480
*	Hibbett Sports Inc.	44,342	2,461
	Monro Muffler Brake Inc.	50,356	2,420
	Hillenbrand Inc.	101,995	2,418
	Group 1 Automotive Inc.	37,465	2,410
	Regal Entertainment
	Group Class A	134,567	2,409
	Bob Evans Farms Inc.	51,105	2,401
*	Grand Canyon
	Education Inc.	73,822	2,379
*	Asbury Automotive
	Group Inc.	59,242	2,376
*	Angie’s List Inc.	88,789	2,357
*	SUPERVALU Inc.	370,639	2,305
	Belo Corp. Class A	163,108	2,275
*	Saks Inc.	166,474	2,271
*	WMS Industries Inc.	88,830	2,266

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Orient-Express Hotels Ltd.
	Class A	185,486	2,256
	Chemed Corp.	30,748	2,227
*	Vitamin Shoppe Inc.	48,946	2,195
	Churchill Downs Inc.	27,707	2,185
*	Krispy Kreme
	Doughnuts Inc.	121,127	2,114
	Penske Automotive
	Group Inc.	68,816	2,102
*	OpenTable Inc.	32,790	2,097
*	AFC Enterprises Inc.	58,030	2,086
	Brown Shoe Co. Inc.	96,626	2,080
*	Children’s Place Retail
	Stores Inc.	37,824	2,073
*	Ascent Capital Group Inc.
	Class A	25,523	1,993
*	Jos A Bank Clothiers Inc.	46,651	1,928
*	Papa John’s
	International Inc.	29,384	1,921
*	Marriott Vacations
	Worldwide Corp.	43,609	1,886
*	Aeropostale Inc.	132,259	1,825
	Valassis
	Communications Inc.	74,206	1,825
	Scholastic Corp.	61,198	1,792
	Ameristar Casinos Inc.	67,991	1,787
	Finish Line Inc. Class A	81,403	1,779
	Choice Hotels
	International Inc.	44,576	1,769
	CEC Entertainment Inc.	42,931	1,762
*	BJ’s Restaurants Inc.	47,327	1,756
	News Corp. Class B	53,109	1,743
*	Office Depot Inc.	449,161	1,738
	Matthews International
	Corp. Class A	42,755	1,612
	AMERCO	9,927	1,607
*	Conn’s Inc.	30,871	1,598
*	Liquidity Services Inc.	45,392	1,574
	Stewart Enterprises Inc.
	Class A	116,836	1,529
	Regis Corp.	92,306	1,516
*	Bloomin’ Brands Inc.	60,337	1,501
	DineEquity Inc.	21,774	1,500
*	Susser Holdings Corp.	30,398	1,455
*	Five Below Inc.	39,356	1,447
	Interval Leisure Group Inc.	71,934	1,433
*	Denny’s Corp.	253,098	1,422
*	Restoration Hardware
	Holdings Inc.	18,670	1,400
	Lithia Motors Inc. Class A	26,133	1,393
*	Constant Contact Inc.	86,185	1,385
*	Boyd Gaming Corp.	121,103	1,368
*	American Public
	Education Inc.	36,665	1,362
	Cato Corp. Class A	54,050	1,349

*	Pinnacle Entertainment Inc.	68,436	1,346
*,^	Clean Energy Fuels Corp.	100,620	1,328
	International Speedway
	Corp. Class A	42,085	1,324
*	Biglari Holdings Inc.	3,170	1,301
*	Barnes & Noble Inc.	81,067	1,294
	National CineMedia Inc.	73,852	1,247
*	Scientific Games Corp.
	Class A	109,515	1,232
*	Red Robin Gourmet
	Burgers Inc.	22,112	1,220
*	Pep Boys-Manny
	Moe & Jack	103,950	1,204
	SkyWest Inc.	87,815	1,189
	Big 5 Sporting
	Goods Corp.	53,676	1,178
	Nexstar Broadcasting
	Group Inc. Class A	32,698	1,159
	OfficeMax Inc.	112,204	1,148
*	SHFL Entertainment Inc.	64,371	1,140
*	Capella Education Co.	27,370	1,140
	SeaWorld
	Entertainment Inc.	31,738	1,114
*	Yelp Inc.	32,002	1,113
*	Rush Enterprises Inc.
	Class A	43,969	1,088
*	America’s Car-Mart Inc.	24,653	1,066
*	Overstock.com Inc.	37,204	1,049
*	Carmike Cinemas Inc.	52,737	1,021
*	rue21 inc	24,098	1,003
	Strayer Education Inc.	20,121	983
*	Norwegian Cruise Line
	Holdings Ltd.	32,255	978
*	Sonic Corp.	67,048	976
	Carriage Services Inc.
	Class A	56,912	965
*	Multimedia Games
	Holding Co. Inc.	36,312	947
*	K12 Inc.	34,447	905
*	Dex Media Inc.	51,148	899
	Haverty Furniture Cos. Inc.	39,055	899
*	Blue Nile Inc.	23,420	885
	Weis Markets Inc.	19,420	875
*	Clear Channel Outdoor
	Holdings Inc. Class A	116,038	866
*	Ruby Tuesday Inc.	93,221	860
	Stage Stores Inc.	36,324	854
*	hhgregg Inc.	53,246	850
	Sonic Automotive Inc.
	Class A	39,988	845
	AH Belo Corp. Class A	123,185	845
	Nash Finch Co.	38,371	845
	Ingles Markets Inc.
	Class A	33,136	837
	Core-Mark Holding Co. Inc.	12,620	801

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Gray Television Inc.	110,713	797
*	ITT Educational
	Services Inc.	32,288	788
*	XO Group Inc.	68,774	770
	Harte-Hanks Inc.	87,697	754
	Fred’s Inc. Class A	48,394	750
	Fisher Communications Inc.	18,229	749
*	comScore Inc.	30,476	743
*	Steiner Leisure Ltd.	13,997	740
*	Christopher & Banks Corp.	109,411	737
*	Digital Generation Inc.	98,957	729
	bebe stores inc	124,236	697
*	Bankrate Inc.	48,338	694
*	Republic Airways
	Holdings Inc.	60,015	680
*	Zumiez Inc.	23,293	670
*	Stamps.com Inc.	16,846	664
	Marchex Inc. Class B	109,558	660
*	Tuesday Morning Corp.	63,078	654
	PetMed Express Inc.	51,603	650
	Bon-Ton Stores Inc.	33,900	612
	Town Sports International
	Holdings Inc.	56,129	605
*	Hawaiian Holdings Inc.	98,768	603
*	Fiesta Restaurant Group Inc.	17,395	598
*	Tile Shop Holdings Inc.	20,577	596
*	Build-A-Bear Workshop Inc.	97,303	591
*	Kirkland’s Inc.	33,673	581
*	Caesars Entertainment Corp.	41,366	567
	CSS Industries Inc.	22,515	561
*	Destination XL Group Inc.	87,901	557
*	LIN TV Corp. Class A	36,243	555
*	Demand Media Inc.	91,589	550
*	Avid Technology Inc.	93,449	549
*	Isle of Capri Casinos Inc.	69,416	521
*	Citi Trends Inc.	35,712	519
*	Bright Horizons Family
	Solutions Inc.	14,875	516
*	RadioShack Corp.	159,355	504
*	Pacific Sunwear of
	California Inc.	136,558	498
*	Chuy’s Holdings Inc.	12,450	477
*	1-800-Flowers.com Inc.
	Class A	76,846	476
*	EW Scripps Co. Class A	29,366	458
*	Pantry Inc.	37,451	456
*	Titan Machinery Inc.	23,198	455
*	Cumulus Media Inc.
	Class A	132,024	448
*	Entercom Communications
	Corp. Class A	47,238	446
	Entravision Communications
	Corp. Class A	72,175	444
	Shoe Carnival Inc.	18,483	444
	Destination Maternity Corp.	17,543	432

*	MarineMax Inc.	37,080	420
*	Career Education Corp.	142,558	413
*	Journal Communications
	Inc. Class A	54,804	410
*	Natural Grocers by Vitamin
	Cottage Inc.	12,700	394
	Stein Mart Inc.	28,828	393
*	Corinthian Colleges Inc.	166,205	372
*	Cache Inc.	83,654	372
*	Mattress Firm Holding Corp.	9,179	370
	Einstein Noah Restaurant
	Group Inc.	25,696	365
*	Wet Seal Inc. Class A	74,990	353
*	Spark Networks Inc.	41,682	352
*	TheStreet Inc.	181,048	337
*	Famous Dave’s Of
	America Inc.	21,456	334
*	RealNetworks Inc.	42,724	323
*	Monarch Casino &
	Resort Inc.	18,646	314
*	Bravo Brio Restaurant
	Group Inc.	17,456	311
*	Body Central Corp.	23,045	307
*	Autobytel Inc.	62,358	297
*	Bridgepoint Education Inc.	24,378	297
	Speedway Motorsports Inc.	17,036	296
*	Orbitz Worldwide Inc.	36,370	292
	Spartan Stores Inc.	15,125	279
*	Luby’s Inc.	32,924	278
*	Morgans Hotel Group Co.	33,977	274
	Courier Corp.	19,111	273
	Marcus Corp.	21,379	272
	Ruth’s Hospitality
	Group Inc.	22,042	266
	World Wrestling
	Entertainment Inc.
	Class A	25,346	261
*	Fairway Group
	Holdings Corp.	10,694	258
*	Zale Corp.	27,104	247
*	McClatchy Co. Class A	102,101	233
*	Carrols Restaurant
	Group Inc.	35,863	232
*	Lee Enterprises Inc.	110,835	226
*	New York & Co. Inc.	33,806	215
*	Valuevision Media Inc.
	Class A	40,501	207
*	Books-A-Million Inc.	77,721	202
*	Providence Service Corp.	6,864	200
	Collectors Universe	14,911	198
*	Cosi Inc.	89,587	197
*	Ignite Restaurant Group Inc.	10,400	196
*	QuinStreet Inc.	20,806	180
*	Media General Inc. Class A	15,014	166
*	ReachLocal Inc.	11,749	144

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Sears Hometown and
	Outlet Stores Inc.	3,257	142
	Saga Communications Inc.
	Class A	3,063	141
*	Gaiam Inc. Class A	31,086	139
*	Pizza Inn Holdings Inc.	23,251	133
	MDC Partners Inc. Class A	7,296	132
*	Standard Parking Corp.	5,794	124
*	Chefs’ Warehouse Inc.	7,200	124
*	PDI Inc.	26,259	123
*	West Marine Inc.	11,079	122
*	Travelzoo Inc.	4,139	113
*	Daily Journal Corp.	947	107
	Frisch’s Restaurants Inc.	5,460	102
*	Reading International Inc.
	Class A	15,748	100
	Ambassadors Group Inc.	27,831	99
*	Navarre Corp.	33,043	91
*	Martha Stewart Living
	Omnimedia Class A	36,719	88
*	Century Casinos Inc.	24,482	85
*	Education
	Management Corp.	14,691	83
*	Geeknet Inc.	5,163	72
	Salem Communications
	Corp. Class A	9,336	70
	CBS Corp. Class A	1,425	70
	Schawk Inc. Class A	5,261	69
*	Vitacost.com Inc.	7,891	67
*	Learning Tree
	International Inc.	20,728	63
*	Cambium Learning
	Group Inc.	47,983	62
*	Del Frisco’s Restaurant
	Group Inc.	2,810	60
*	Diversified Restaurant
	Holdings Inc.	7,500	60
*	dELiA*s Inc.	60,204	60
*	Red Lion Hotels Corp.	9,601	59
*,^	Coldwater Creek Inc.	22,413	56
*	TravelCenters of
	America LLC	5,100	56
*	Radio One Inc.	22,730	53
	Ark Restaurants Corp.	2,400	50
	Village Super Market Inc.
	Class A	1,510	50
*	MTR Gaming Group Inc.	14,610	49
	Dover Downs Gaming &
	Entertainment Inc.	28,574	44
*	JTH Holding Inc. Class A	2,700	44
	Trans World
	Entertainment Corp.	8,958	44
*	Perfumania Holdings Inc.	8,079	42
*	You On Demand
	Holdings Inc.	23,900	38

	Mac-Gray Corp.	2,471	35
*	Gordmans Stores Inc.	2,496	34
*	Empire Resorts Inc.	10,105	30
*	Dover Saddlery Inc.	7,100	26
*	ALCO Stores Inc.	2,276	25
*	Rick’s Cabaret
	International Inc.	2,364	20
	Beasley Broadcasting
	Group Inc. Class A	2,428	20
	Hastings Entertainment Inc.	4,944	20
*	Emmis Communications
	Corp. Class A	8,800	19
*	Insignia Systems Inc.	7,050	15
*	Bacterin International
	Holdings Inc.	30,081	14
	Canterbury Park
	Holding Corp.	1,138	11
*	TechTarget Inc.	2,479	11
	Arden Group Inc.	100	11
	Dover Motorsports Inc.	4,709	10
*	Lakes Entertainment Inc.	2,747	10
*	DGSE Cos. Inc.	3,214	10
*	Hollywood Media Corp.	7,061	9
*	Tilly’s Inc. Class A	480	8
*	Rainmaker Systems Inc.	12,911	5
	Gaming Partners
	International Corp.	609	5
*	Digital Cinema
	Destinations Corp.	800	5
*	Radio One Inc. Class A	1,680	4
	Educational
	Development Corp.	1,122	3
*	PCM Inc.	63	1
*	Premier Exhibitions Inc.	319	1
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class A	37	—
	National American
	University Holdings Inc.	8	—
*	Universal Travel Group	118	—
*	Sport Chalet Inc. Class B	5	—
			3,993,600
Financials (18.7%)
	Wells Fargo & Co.	8,976,102	370,444
	JPMorgan Chase & Co.	6,405,660	338,155
*	Berkshire Hathaway Inc.
	Class B	2,900,850	324,663
	Citigroup Inc.	4,899,141	235,012
	Bank of America Corp.	18,271,679	234,974
	Visa Inc. Class A	877,905	160,437
	American Express Co.	1,861,975	139,201
	US Bancorp	3,134,743	113,321
*	American International
	Group Inc.	2,502,105	111,844
	Goldman Sachs Group Inc.	699,361	105,778
	Mastercard Inc. Class A	178,241	102,399

Institutional Total Stock Market Index Fund

		Market
		Value
	Shares	($000)
Simon Property Group Inc.	525,940	83,056
MetLife Inc.	1,484,629	67,937
PNC Financial Services
Group Inc.	897,245	65,427
Capital One Financial Corp.	990,056	62,185
Prudential Financial Inc.	786,390	57,430
Morgan Stanley	2,325,373	56,809
Bank of New York
Mellon Corp.	1,967,039	55,175
Travelers Cos. Inc.	637,966	50,986
American Tower
Corporation	670,265	49,043
State Street Corp.	734,313	47,885
BlackRock Inc.	185,843	47,734
ACE Ltd.	518,874	46,429
Aflac Inc.	790,223	45,928
CME Group Inc.	537,621	40,848
BB&T Corp.	1,189,283	40,293
Discover Financial
Services	831,193	39,598
Charles Schwab Corp.	1,843,905	39,146
Allstate Corp.	794,734	38,243
Public Storage	247,626	37,968
Marsh & McLennan
Cos. Inc.	932,947	37,243
Chubb Corp.	439,275	37,185
HCP Inc.	770,272	35,001
Ventas Inc.	496,850	34,511
Equity Residential	579,864	33,667
Aon plc	497,757	32,031
Health Care REIT Inc.	477,211	31,987
Franklin Resources Inc.	234,214	31,858
Prologis Inc.	844,418	31,851
T. Rowe Price Group Inc.	417,547	30,544
SunTrust Banks Inc.	915,549	28,904
AvalonBay
Communities Inc.	208,350	28,108
Weyerhaeuser Co.	977,402	27,846
Ameriprise Financial Inc.	341,609	27,629
Boston Properties Inc.	257,233	27,130
Fifth Third Bancorp	1,482,374	26,757
McGraw Hill Financial Inc.	464,547	24,709
Invesco Ltd.	753,589	23,964
Hartford Financial
Services Group Inc.	772,667	23,891
Vornado Realty Trust	285,177	23,627
Loews Corp.	527,860	23,437
Progressive Corp.	918,905	23,359
Moody’s Corp.	377,776	23,018
Regions Financial Corp.	2,395,347	22,828
M&T Bank Corp.	196,803	21,993
* IntercontinentalExchange
Inc.	123,397	21,935
Host Hotels & Resorts Inc.	1,263,159	21,309
Northern Trust Corp.	364,948	21,130

	Annaly Capital
	Management Inc.	1,605,644	20,183
	General Growth
	Properties Inc.	983,228	19,537
	Principal Financial
	Group Inc.	497,281	18,623
	KeyCorp	1,560,069	17,223
	SLM Corp.	752,907	17,211
	NYSE Euronext	412,197	17,065
	Lincoln National Corp.	455,927	16,628
	Western Union Co.	953,858	16,321
*	CIT Group Inc.	341,092	15,905
	American Capital
	Agency Corp.	671,964	15,448
	XL Group plc Class A	494,749	15,001
*	Affiliated Managers
	Group Inc.	89,385	14,654
	Macerich Co.	233,084	14,211
	Kimco Realty Corp.	658,111	14,103
	Realty Income Corp.	332,639	13,944
	Leucadia National Corp.	524,815	13,761
	SL Green Realty Corp.	155,329	13,698
	Unum Group	453,180	13,310
	Digital Realty Trust Inc.	217,698	13,280
	Plum Creek Timber Co. Inc.	275,992	12,881
	Comerica Inc.	316,336	12,600
	Willis Group Holdings plc	296,780	12,103
	Cincinnati Financial Corp.	262,920	12,068
	Equifax Inc.	204,352	12,042
	Rayonier Inc.	213,681	11,836
*	Markel Corp.	22,186	11,691
	Federal Realty
	Investment Trust	110,626	11,470
	Huntington
	Bancshares Inc.	1,421,544	11,202
*	CBRE Group Inc. Class A	477,131	11,146
*	Arch Capital Group Ltd.	214,325	11,018
	UDR Inc.	425,018	10,834
*	Alleghany Corp.	27,031	10,361
	Torchmark Corp.	157,353	10,250
	Essex Property Trust Inc.	64,445	10,242
	TD Ameritrade
	Holding Corp.	419,640	10,193
	Camden Property Trust	143,866	9,947
	New York Community
	Bancorp Inc.	709,846	9,938
*	Genworth Financial Inc.
	Class A	835,713	9,535
*	Realogy Holdings Corp.	197,674	9,496
	Arthur J Gallagher & Co.	214,887	9,388
	Raymond James
	Financial Inc.	213,049	9,157
	Zions Bancorporation	312,355	9,021
	Everest Re Group Ltd.	68,655	8,806

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Fidelity National Financial
	Inc. Class A	366,459	8,725
	Reinsurance Group of
	America Inc. Class A	124,274	8,589
	Duke Realty Corp.	545,226	8,500
	People’s United
	Financial Inc.	569,557	8,486
	Axis Capital Holdings Ltd.	184,580	8,450
	PartnerRe Ltd.	93,127	8,434
	Senior Housing
	Properties Trust	318,768	8,266
	First Republic Bank	210,965	8,118
*	Ocwen Financial Corp.	195,473	8,057
	DDR Corp.	480,037	7,993
	Regency Centers Corp.	155,273	7,889
	Alexandria Real Estate
	Equities Inc.	119,382	7,846
	Taubman Centers Inc.	102,709	7,719
	WR Berkley Corp.	184,502	7,539
	Liberty Property Trust	203,834	7,534
	Extra Space Storage Inc.	178,706	7,493
	SEI Investments Co.	262,972	7,476
	Apartment Investment &
	Management Co. Class A	247,293	7,429
*	Berkshire Hathaway Inc.
	Class A	44	7,418
	Corrections Corp. of
	America	217,986	7,383
	Hudson City Bancorp Inc.	806,020	7,383
	HCC Insurance
	Holdings Inc.	170,289	7,341
	Eaton Vance Corp.	194,892	7,326
	American Campus
	Communities Inc.	177,633	7,223
	Starwood Property
	Trust Inc.	281,674	6,971
	National Retail
	Properties Inc.	201,935	6,947
	CBOE Holdings Inc.	147,939	6,900
	Jones Lang LaSalle Inc.	74,733	6,811
*	MSCI Inc. Class A	204,518	6,804
	Kilroy Realty Corp.	127,974	6,784
	Assurant Inc.	132,319	6,736
	BRE Properties Inc.	130,690	6,537
	WP Carey Inc.	98,222	6,499
	Assured Guaranty Ltd.	294,008	6,486
	East West Bancorp Inc.	235,551	6,478
	NASDAQ OMX Group Inc.	196,760	6,452
	BioMed Realty Trust Inc.	315,893	6,391
	Legg Mason Inc.	205,992	6,388
*	Howard Hughes Corp.	56,951	6,384
*	SVB Financial Group	76,478	6,372
	Two Harbors
	Investment Corp.	619,049	6,345

	American Financial
	Group Inc.	129,714	6,344
	Brown & Brown Inc.	195,312	6,297
	Lazard Ltd. Class A	195,640	6,290
	Hospitality Properties Trust	237,021	6,229
	RenaissanceRe
	Holdings Ltd.	71,744	6,227
	Cullen/Frost Bankers Inc.	93,157	6,220
*	Signature Bank	74,435	6,180
*	E*TRADE Financial Corp.	486,374	6,157
	Omega Healthcare
	Investors Inc.	197,024	6,112
	First Niagara Financial
	Group Inc.	599,901	6,041
	Weingarten Realty
	Investors	196,169	6,036
	Waddell & Reed
	Financial Inc. Class A	138,355	6,018
	Validus Holdings Ltd.	162,397	5,866
	Home Properties Inc.	88,832	5,807
	Douglas Emmett Inc.	229,936	5,737
	Commerce Bancshares Inc.	130,720	5,694
	CBL & Associates
	Properties Inc.	265,269	5,682
	FirstMerit Corp.	280,979	5,628
	Old Republic
	International Corp.	418,758	5,389
	Tanger Factory Outlet
	Centers	160,068	5,356
	Equity Lifestyle
	Properties Inc.	67,288	5,288
	Chimera Investment Corp.	1,741,590	5,225
	ProAssurance Corp.	99,751	5,203
	MFA Financial Inc.	613,373	5,183
	Protective Life Corp.	133,239	5,118
	Allied World Assurance
	Co. Holdings AG	55,786	5,105
	Piedmont Office Realty
	Trust Inc. Class A	284,841	5,093
*	Forest City Enterprises Inc.
	Class A	282,706	5,063
*	Popular Inc.	166,680	5,055
	Prosperity Bancshares Inc.	97,335	5,041
	Highwoods Properties Inc.	139,697	4,975
	City National Corp.	78,092	4,949
	Mid-America Apartment
	Communities Inc.	72,577	4,919
*	Liberty Ventures Class A	56,919	4,839
	CNO Financial Group Inc.	358,113	4,641
	CommonWealth REIT	200,737	4,641
	First Horizon National Corp.	409,928	4,591
	Post Properties Inc.	92,672	4,586
	RLJ Lodging Trust	198,478	4,464
	LPL Financial Holdings Inc.	117,507	4,437

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Retail Properties of
	America Inc.	310,055	4,428
	Associated Banc-Corp	284,446	4,423
*	Portfolio Recovery
	Associates Inc.	28,673	4,405
	Federated Investors Inc.
	Class B	160,419	4,397
	Hancock Holding Co.	144,534	4,346
	Aspen Insurance
	Holdings Ltd.	112,389	4,169
	Hatteras Financial Corp.	168,014	4,140
	Geo Group Inc.	121,918	4,139
	Susquehanna
	Bancshares Inc.	317,028	4,074
	EPR Properties	80,053	4,024
	LaSalle Hotel Properties	162,490	4,013
	American Realty Capital
	Properties Inc.	259,296	3,957
	Webster Financial Corp.	153,019	3,930
	Healthcare Realty Trust Inc.	153,683	3,919
	First American
	Financial Corp.	174,988	3,857
	Fulton Financial Corp.	334,814	3,844
	Bank of Hawaii Corp.	76,321	3,840
	Invesco Mortgage
	Capital Inc.	229,886	3,807
	Financial Engines Inc.	83,051	3,786
	Synovus Financial Corp.	1,284,745	3,751
	Corporate Office
	Properties Trust	145,815	3,718
	StanCorp Financial
	Group Inc.	75,246	3,718
	Hanover Insurance
	Group Inc.	75,472	3,693
*	Stifel Financial Corp.	102,622	3,661
	White Mountains
	Insurance Group Ltd.	6,281	3,611
	Primerica Inc.	96,398	3,609
	Brandywine Realty Trust	265,572	3,591
	TCF Financial Corp.	249,978	3,545
	Endurance Specialty
	Holdings Ltd.	68,771	3,538
	DCT Industrial Trust Inc.	494,148	3,533
*	MGIC Investment Corp.	575,323	3,492
	Erie Indemnity Co. Class A	43,777	3,489
	Medical Properties
	Trust Inc.	242,398	3,471
	Sovran Self Storage Inc.	53,553	3,470
	UMB Financial Corp.	62,234	3,465
	Radian Group Inc.	293,111	3,406
	American National
	Insurance Co.	34,213	3,403
	Lexington Realty Trust	290,526	3,393
	Washington Federal Inc.	178,053	3,362

*	Sunstone Hotel
	Investors Inc.	277,008	3,346
	Mack-Cali Realty Corp.	134,792	3,301
*	MBIA Inc.	246,395	3,280
	Colonial Properties Trust	135,919	3,278
	CubeSmart	204,006	3,260
	CapitalSource Inc.	333,730	3,130
	DiamondRock
	Hospitality Co.	332,669	3,100
	NorthStar Realty
	Finance Corp.	337,721	3,073
^	Valley National Bancorp	321,293	3,043
	Washington REIT	112,862	3,037
	ARMOUR Residential
	REIT Inc.	638,367	3,007
	Platinum Underwriters
	Holdings Ltd.	52,456	3,002
	FNB Corp.	247,285	2,987
*	ING US Inc.	109,523	2,964
	Ryman Hospitality
	Properties	75,734	2,954
*	Texas Capital
	Bancshares Inc.	65,749	2,917
*	Alexander & Baldwin Inc.	73,341	2,915
	New Residential
	Investment Corp.	431,582	2,909
	BankUnited Inc.	111,279	2,894
	Sun Communities Inc.	58,098	2,891
	Home Loan Servicing
	Solutions Ltd.	118,996	2,852
	Umpqua Holdings Corp.	189,937	2,851
^	First Financial
	Bankshares Inc.	50,886	2,832
	MarketAxess Holdings Inc.	60,482	2,828
	Capitol Federal
	Financial Inc.	231,722	2,813
	Potlatch Corp.	68,907	2,787
	EastGroup Properties Inc.	49,042	2,760
	Symetra Financial Corp.	172,329	2,756
	CYS Investments Inc.	297,531	2,740
	Pebblebrook Hotel Trust	104,736	2,707
	DuPont Fabros
	Technology Inc.	111,586	2,695
	Glimcher Realty Trust	246,279	2,689
	Columbia Banking
	System Inc.	112,686	2,683
	First Industrial Realty
	Trust Inc.	174,388	2,645
*	Altisource Portfolio
	Solutions SA	27,804	2,616
	Community Bank
	System Inc.	84,458	2,606
	Home BancShares Inc.	100,071	2,599
	Glacier Bancorp Inc.	116,689	2,589

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Newcastle
	Investment Corp.	491,473	2,570
	Iberiabank Corp.	47,856	2,566
	Northwest Bancshares Inc.	189,818	2,564
	Colony Financial Inc.	128,218	2,550
*	Western Alliance Bancorp	160,859	2,546
	Kemper Corp.	74,079	2,537
	Equity One Inc.	111,761	2,529
	Argo Group International
	Holdings Ltd.	59,527	2,523
*	St. Joe Co.	118,267	2,490
	RLI Corp.	32,474	2,481
*	Strategic Hotels &
	Resorts Inc.	279,294	2,475
	BBCN Bancorp Inc.	173,946	2,474
	Cathay General Bancorp	121,099	2,464
	Westamerica
	Bancorporation	53,499	2,444
	BancorpSouth Inc.	138,047	2,443
	EverBank Financial Corp.	146,228	2,422
	PrivateBancorp Inc.	113,945	2,417
	American Assets Trust Inc.	77,476	2,391
	Redwood Trust Inc.	140,345	2,386
	Old National Bancorp	171,830	2,376
	MB Financial Inc.	88,486	2,371
	Bank of the Ozarks Inc.	54,056	2,342
	Government Properties
	Income Trust	92,854	2,342
	Acadia Realty Trust	94,106	2,323
	Capstead Mortgage Corp.	191,909	2,322
	Chesapeake Lodging Trust	111,585	2,320
*	First Cash Financial
	Services Inc.	47,018	2,314
	PacWest Bancorp	74,805	2,293
	Wintrust Financial Corp.	59,864	2,292
	First Midwest Bancorp Inc.	166,627	2,286
	Montpelier Re Holdings Ltd.	91,295	2,283
	LTC Properties Inc.	58,348	2,278
	CVB Financial Corp.	193,552	2,276
	BOK Financial Corp.	35,222	2,256
	Selective Insurance
	Group Inc.	97,854	2,253
	Trustmark Corp.	91,330	2,245
*	Virtus Investment
	Partners Inc.	12,674	2,234
	PS Business Parks Inc.	30,814	2,224
	Education Realty Trust Inc.	217,308	2,223
	Cash America
	International Inc.	48,511	2,205
	Janus Capital Group Inc.	258,676	2,201
	Evercore Partners Inc.
	Class A	55,870	2,195
	Astoria Financial Corp.	200,664	2,163
	United Bankshares Inc.	81,397	2,153

	International
	Bancshares Corp.	94,179	2,127
	Cousins Properties Inc.	209,144	2,112
	National Health
	Investors Inc.	35,139	2,103
	Franklin Street
	Properties Corp.	158,582	2,093
*	Pinnacle Financial
	Partners Inc.	79,298	2,039
	Mercury General Corp.	46,360	2,038
	OFG Bancorp	112,160	2,031
	Healthcare Trust of
	America Inc. Class A	180,577	2,028
	Spirit Realty Capital Inc.	114,101	2,022
	Associated Estates
	Realty Corp.	125,374	2,016
	Boston Private Financial
	Holdings Inc.	189,090	2,012
	Pennsylvania REIT	106,420	2,009
	First Financial Bancorp	134,383	2,002
	American Equity
	Investment
	Life Holding Co.	127,505	2,002
*	Walter Investment
	Management Corp.	58,849	1,990
	Anworth Mortgage
	Asset Corp.	354,506	1,985
	NBT Bancorp Inc.	93,657	1,983
	Investors Bancorp Inc.	91,458	1,928
	Ashford Hospitality
	Trust Inc.	167,080	1,913
	National Penn
	Bancshares Inc.	188,187	1,912
^	Amtrust Financial
	Services Inc.	53,398	1,906
	Greenhill & Co. Inc.	41,602	1,903
	PennyMac Mortgage
	Investment Trust	88,767	1,869
*	Enstar Group Ltd.	13,985	1,860
*	First BanCorp	261,531	1,852
	Independent Bank Corp.	53,307	1,839
*	World Acceptance Corp.	21,046	1,830
*,^	Zillow Inc. Class A	32,378	1,823
*	Encore Capital Group Inc.	54,696	1,811
	American Capital Mortgage
	Investment Corp.	99,066	1,780
	BGC Partners Inc. Class A	297,884	1,755
	Berkshire Hills Bancorp Inc.	61,918	1,719
	First Commonwealth
	Financial Corp.	233,148	1,718
*	Hilltop Holdings Inc.	104,147	1,708
	Banner Corp.	49,745	1,681
*	FelCor Lodging Trust Inc.	281,066	1,661
	First Citizens BancShares
	Inc. Class A	8,603	1,652

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Chemical Financial Corp.	62,217	1,617
	Coresite Realty Corp.	50,537	1,608
*	Hanmi Financial Corp.	88,034	1,556
	Brookline Bancorp Inc.	178,826	1,552
	Provident Financial
	Services Inc.	96,122	1,517
	Apollo Residential
	Mortgage Inc.	91,264	1,504
*	Credit Acceptance Corp.	14,121	1,483
	Employers Holdings Inc.	60,492	1,479
	City Holding Co.	37,937	1,478
	Apollo Commercial Real
	Estate Finance Inc.	92,596	1,470
	Tower Group
	International Ltd.	71,649	1,470
*	BofI Holding Inc.	31,869	1,460
*	iStar Financial Inc.	129,018	1,457
	First Merchants Corp.	84,315	1,446
	Oritani Financial Corp.	90,817	1,424
	Hudson Pacific
	Properties Inc.	66,803	1,422
	AMERISAFE Inc.	43,732	1,416
*	TFS Financial Corp.	126,176	1,413
	ViewPoint Financial
	Group Inc.	67,516	1,405
	Dime Community
	Bancshares Inc.	90,377	1,385
	Inland Real Estate Corp.	134,417	1,374
*	Eagle Bancorp Inc.	61,249	1,371
	Sterling Financial Corp.	57,223	1,361
	SCBT Financial Corp.	26,601	1,340
	Renasant Corp.	54,606	1,329
	Flushing Financial Corp.	80,387	1,322
*	WisdomTree
	Investments Inc.	113,097	1,309
	Hersha Hospitality
	Trust Class A	231,059	1,303
	Cardinal Financial Corp.	88,287	1,293
	FBL Financial Group Inc.
	Class A	29,646	1,290
*	Central Pacific
	Financial Corp.	71,490	1,287
	Community Trust
	Bancorp Inc.	35,404	1,261
	Saul Centers Inc.	28,179	1,253
	Heartland Financial USA Inc.	45,568	1,253
	Agree Realty Corp.	41,857	1,236
*	Ameris Bancorp	72,967	1,229
	Nelnet Inc. Class A	33,815	1,220
*	Ambac Financial Group Inc.	51,020	1,216
*	Ezcorp Inc. Class A	71,293	1,203
	Park National Corp.	17,452	1,201
	Cohen & Steers Inc.	35,000	1,189
*	Forestar Group Inc.	57,964	1,163
	Cedar Realty Trust Inc.	221,637	1,148

	Horace Mann
	Educators Corp.	47,051	1,147
	Campus Crest
	Communities Inc.	98,769	1,140
	Interactive Brokers
	Group Inc.	69,804	1,115
	Alexander’s Inc.	3,759	1,104
*	Knight Capital Group Inc.
	Class A	306,230	1,099
	CoBiz Financial Inc.	132,407	1,099
*	Flagstar Bancorp Inc.	77,219	1,078
	First Busey Corp.	235,906	1,062
	Arlington Asset
	Investment Corp. Class A	39,667	1,061
	Bancfirst Corp.	22,753	1,059
	Sabra Health Care REIT Inc.	40,519	1,058
^	Ares Commercial Real
	Estate Corp.	82,559	1,058
	S&T Bancorp Inc.	53,734	1,053
*	National Financial
	Partners Corp.	41,254	1,044
	Lakeland Financial Corp.	37,322	1,036
	Ramco-Gershenson
	Properties Trust	66,095	1,026
*	Greenlight Capital Re
	Ltd. Class A	41,576	1,020
	National Bank Holdings
	Corp. Class A	51,690	1,018
	Dynex Capital Inc.	98,278	1,001
	HFF Inc. Class A	55,947	994
*	Navigators Group Inc.	17,345	989
	Bank Mutual Corp.	171,636	968
	Investors Real Estate Trust	112,053	964
*	DFC Global Corp.	69,739	963
	Arrow Financial Corp.	38,478	952
	First Financial Holdings Inc.	44,894	952
	Bryn Mawr Bank Corp.	39,774	952
*	Gramercy Property
	Trust Inc.	210,398	947
	Infinity Property &
	Casualty Corp.	15,626	934
	1st Source Corp.	38,646	918
*	Capital Bank Financial Corp.	47,948	911
*	Nationstar Mortgage
	Holdings Inc.	24,304	910
	WesBanco Inc.	34,291	906
*	Beneficial Mutual
	Bancorp Inc.	107,838	906
	First Potomac Realty Trust	69,337	906
*	NetSpend Holdings Inc.	56,657	905
	Camden National Corp.	25,429	902
	Federal Agricultural
	Mortgage Corp.	31,096	898
	Retail Opportunity
	Investments Corp.	64,440	896

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Kennedy-Wilson
	Holdings Inc.	53,824	896
*	AV Homes Inc.	50,449	894
	Summit Hotel Properties Inc.	94,398	892
	Northfield Bancorp Inc.	75,716	887
	STAG Industrial Inc.	44,283	883
	Rouse Properties Inc.	44,189	867
*	Move Inc.	67,347	863
	FXCM Inc. Class A	52,484	861
*	American Residential
	Properties Inc.	49,639	854
	Arbor Realty Trust Inc.	132,823	834
	Getty Realty Corp.	40,132	829
*	Cowen Group Inc. Class A	283,198	821
	Calamos Asset
	Management Inc. Class A	77,655	815
*	Trulia Inc.	25,680	798
	Great Southern Bancorp Inc.	29,172	786
	Sandy Spring Bancorp Inc.	35,796	774
	Excel Trust Inc.	60,388	774
*	Green Dot Corp. Class A	38,758	773
*	Investment Technology
	Group Inc.	54,697	765
	Safety Insurance Group Inc.	15,744	764
	Blackstone Mortgage
	Trust Inc. Class A	30,574	755
	AmREIT Inc.	39,002	754
	CyrusOne Inc.	36,340	754
*	eHealth Inc.	32,671	742
	Select Income REIT	26,248	736
	Provident New York Bancorp	78,647	735
	Chatham Lodging Trust	42,565	731
*	Piper Jaffray Cos.	23,117	731
	BankFinancial Corp.	84,097	715
	Resource Capital Corp.	115,435	710
	CapLease Inc.	81,401	687
	WSFS Financial Corp.	12,972	680
	Hudson Valley Holding Corp.	39,988	679
	Southside Bancshares Inc.	28,353	677
	GAMCO Investors Inc.	11,920	660
	First Pactrust Bancorp Inc.	48,592	660
	Ames National Corp.	28,810	656
	Bank of Marin Bancorp	15,893	636
	TrustCo Bank Corp. NY	115,773	630
	Diamond Hill Investment
	Group Inc.	7,376	627
	Marlin Business
	Services Corp.	27,510	627
*	FBR & Co.	24,801	626
	Consolidated-Tomoka
	Land Co.	16,380	625
	Centerstate Banks Inc.	71,366	619
*	PICO Holdings Inc.	29,546	619
*	BBX Capital Corp.	47,864	618
	Parkway Properties Inc.	36,289	608

*	American Safety Insurance
	Holdings Ltd.	20,990	608
	American National
	Bankshares Inc.	25,157	585
*	Global Indemnity plc	24,324	573
	Donegal Group Inc. Class A	40,833	570
*	MPG Office Trust Inc.	180,653	567
	United Fire Group Inc.	22,366	555
	GFI Group Inc.	138,845	543
*	Bridge Capital Holdings	34,094	541
	Winthrop Realty Trust	44,790	539
	Simmons First National
	Corp. Class A	20,638	538
*	Artisan Partners Asset
	Management Inc.	10,612	530
	Enterprise Financial
	Services Corp.	32,911	525
	Maiden Holdings Ltd.	46,072	517
	First Community
	Bancshares Inc.	32,946	517
	Stewart Information
	Services Corp.	19,721	516
*	Citizens Inc. Class A	83,456	499
	Baldwin & Lyons Inc.	20,132	489
	Republic Bancorp Inc.
	Class A	22,206	487
	Kite Realty Group Trust	76,876	464
	Silver Bay Realty Trust Corp.	27,603	457
*	United Community
	Banks Inc.	35,740	444
*	INTL. FCStone Inc.	24,370	425
	AG Mortgage Investment
	Trust Inc.	22,560	424
	Universal Health Realty
	Income Trust	9,782	422
	StellarOne Corp.	21,057	414
	Bar Harbor Bankshares	11,151	408
	First Defiance Financial Corp.	18,074	408
	Century Bancorp Inc.
	Class A	11,498	402
	Meadowbrook Insurance
	Group Inc.	48,310	388
*	NewStar Financial Inc.	28,770	383
*	MoneyGram
	International Inc.	16,722	379
*	Phoenix Cos. Inc.	8,798	378
	RAIT Financial Trust	50,057	376
	State Bank Financial Corp.	24,801	373
	National Western Life
	Insurance Co. Class A	1,944	369
	Tompkins Financial Corp.	7,696	348
	Lakeland Bancorp Inc.	32,970	344
	Medallion Financial Corp.	24,457	340
*	Capital City Bank Group Inc.	29,455	340

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Urstadt Biddle Properties
	Inc. Class A	16,749	338
	Sierra Bancorp	22,731	336
*	CIFC Corp.	42,079	318
*	Ladenburg Thalmann
	Financial Services Inc.	188,647	311
*	Tejon Ranch Co.	10,864	310
*	Walker & Dunlop Inc.	17,655	309
*	TESARO Inc.	8,832	289
*	Safeguard Scientifics Inc.	17,087	274
*	Reis Inc.	14,363	266
	First of Long Island Corp.	7,987	265
	SY Bancorp Inc.	10,771	264
	Charter Financial Corp.	26,045	263
	EMC Insurance Group Inc.	9,816	258
	Intersections Inc.	29,272	257
	TowneBank	16,526	243
*	Bancorp Inc.	16,224	243
	ESSA Bancorp Inc.	22,091	242
	Center Bancorp Inc.	18,481	235
	Resource America Inc.
	Class A	27,161	231
	Washington Trust
	Bancorp Inc.	8,065	230
	Trico Bancshares	10,697	228
	Western Asset Mortgage
	Capital Corp.	12,850	224
*	Consumer Portfolio
	Services Inc.	30,454	224
	HomeStreet Inc.	9,900	212
	Investors Title Co.	2,968	211
	OneBeacon Insurance
	Group Ltd. Class A	14,538	211
	CFS Bancorp Inc.	19,042	204
	Preferred Apartment
	Communities Inc. Class A	22,649	204
	Bridge Bancorp Inc.	8,990	202
*	ZipRealty Inc.	64,495	202
*	First NBC Bank Holding Co.	8,080	197
	First Bancorp	13,764	194
*	American
	Independence Corp.	27,516	191
	Life Partners Holdings Inc.	62,258	191
^	New York Mortgage
	Trust Inc.	28,200	191
	State Auto Financial Corp.	10,474	190
	United Insurance
	Holdings Corp.	27,084	189
	First Financial Corp.	6,108	189
*	First Marblehead Corp.	159,153	188
	Clifton Savings Bancorp Inc.	15,708	186
	Gladstone Commercial Corp.	9,593	179
	Gain Capital Holdings Inc.	28,260	178
	German American
	Bancorp Inc.	7,886	178

*	Market Leader Inc.	16,528	177
	Asta Funding Inc.	20,359	176
	Athens Bancshares Corp.	9,974	175
*	Doral Financial Corp.	209,527	174
	National Interstate Corp.	5,928	173
	Westfield Financial Inc.	24,409	171
	Guaranty Bancorp	14,751	167
	Wilshire Bancorp Inc.	24,764	164
	OceanFirst Financial Corp.	10,355	161
	Rockville Financial Inc.	11,740	154
	Union First Market
	Bankshares Corp.	7,385	152
	Univest Corp. of
	Pennsylvania	7,755	148
	Financial Institutions Inc.	7,971	147
*	BSB Bancorp Inc.	10,680	140
	Thomas Properties
	Group Inc.	26,395	140
*	Altisource Residential Corp.	8,215	137
*	SWS Group Inc.	25,127	137
*	Gleacher & Co. Inc.	9,838	137
	Merchants Bancshares Inc.	4,593	136
	One Liberty Properties Inc.	6,134	135
	Armada Hoffler
	Properties Inc.	11,353	134
	UMH Properties Inc.	12,551	129
	ESB Financial Corp.	10,045	122
*	Metro Bancorp Inc.	6,058	121
*	Arrowhead Research Corp.	60,293	121
	First Financial Northwest Inc.	11,688	120
	Sterling Bancorp	10,065	117
*	First Acceptance Corp.	71,063	117
	US Global Investors Inc.
	Class A	54,425	115
	Ameriana Bancorp	11,164	114
	MainSource Financial
	Group Inc.	8,507	114
	Monmouth Real Estate
	Investment Corp. Class A	11,428	113
	Citizens & Northern Corp.	5,704	110
	Cape Bancorp Inc.	11,576	110
	Institutional Financial
	Markets Inc.	39,632	101
	Pzena Investment
	Management Inc. Class A	15,177	99
	First Interstate
	Bancsystem Inc.	4,758	99
*	Atlanticus Holdings Corp.	26,603	95
	Bank of Commerce Holdings	18,855	95
*	Virginia Commerce
	Bancorp Inc.	6,417	90
	Eastern Insurance
	Holdings Inc.	4,751	89
	Ellington Residential
	Mortgage REIT	4,966	89

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	CNB Financial Corp.	5,116	87
	Simplicity Bancorp Inc.	5,900	86
	Federated National
	Holding Co.	8,630	84
*	Eastern Virginia
	Bankshares Inc.	16,807	84
*	Synergy Resources Corp.	11,400	83
	Peoples Bancorp Inc.	3,924	83
	Berkshire Bancorp Inc.	10,383	83
	Oppenheimer
	Holdings Inc. Class A	4,171	79
	First M&F Corp.	5,021	79
	Tree.com Inc.	4,506	77
*	Suffolk Bancorp	4,640	76
*	Waterstone Financial Inc.	7,258	74
	Mercantile Bank Corp.	4,071	73
	United Financial Bancorp Inc.	4,277	65
	Bank of Kentucky
	Financial Corp.	2,227	63
*	Republic First Bancorp Inc.	22,168	63
	West Bancorporation Inc.	5,282	62
	Westwood Holdings
	Group Inc.	1,437	62
	Access National Corp.	4,641	60
	Codorus Valley Bancorp Inc.	3,473	60
*	Southwest Bancorp Inc.	4,391	58
	Universal Insurance
	Holdings Inc.	8,131	58
	Provident Financial
	Holdings Inc.	3,566	57
	Kansas City Life
	Insurance Co.	1,435	55
	National Bankshares Inc.	1,458	52
	Home Federal Bancorp Inc.	4,043	52
*	NewBridge Bancorp	8,541	51
	PMC Commercial Trust	6,141	50
*	Hallmark Financial
	Services Inc.	5,462	50
*	Macatawa Bank Corp.	9,356	47
	Heritage Financial Corp.	2,981	44
	Alliance Bancorp Inc. of
	Pennsylvania	2,959	42
	Aviv REIT Inc.	1,629	41
*	Shore Bancshares Inc.	5,538	41
	Pulaski Financial Corp.	4,255	41
	Gyrodyne Co. of America Inc.	549	39
*	Maui Land & Pineapple
	Co. Inc.	9,626	39
*	United Community
	Financial Corp.	8,204	38
*	Heritage Commerce Corp.	5,419	38
*	Hampton Roads
	Bankshares Inc.	29,317	38
*	Camco Financial Corp.	11,339	37

	Central Valley Community
	Bancorp	3,700	37
	JAVELIN Mortgage
	Investment Corp.	2,575	36
	Meta Financial Group Inc.	1,374	36
*	ASB Bancorp Inc.	2,200	36
*	Park Sterling Corp.	6,049	36
	California First National
	Bancorp	2,112	35
	Peapack Gladstone
	Financial Corp.	1,881	33
	C&F Financial Corp.	585	33
	Territorial Bancorp Inc.	1,222	28
*	Farmers Capital Bank Corp.	1,229	27
	Federal Agricultural
	Mortgage Corp. Class A	1,021	26
*	Meridian Interstate
	Bancorp Inc.	1,394	26
	HopFed Bancorp Inc.	2,411	26
	Northeast Bancorp	2,506	24
	QC Holdings Inc.	8,515	24
*	Old Second Bancorp Inc.	4,290	24
*	Atlas Financial Holdings Inc.	2,750	24
	Independence Holding Co.	1,959	23
	Monarch Financial
	Holdings Inc.	2,100	23
*	Health Insurance
	Innovations Inc. Class A	2,118	22
*	North Valley Bancorp	1,335	22
	Wheeler REIT Inc.	3,900	21
	Citizens Community
	Bancorp Inc.	2,945	21
	Washington Banking Co.	1,457	21
*	Performant Financial Corp.	1,700	20
	Pacific Continental Corp.	1,661	20
*	Pacific Mercantile Bancorp	3,311	19
*	First Federal Bancshares
	of Arkansas Inc.	2,370	19
*	FNB United Corp.	2,200	18
	MicroFinancial Inc.	2,238	18
	1st United Bancorp Inc.	2,581	17
*	Colonial Financial
	Services Inc.	1,300	17
*	Internet Patents Corp.	4,802	17
*	Sun Bancorp Inc.	4,829	16
	TF Financial Corp.	662	16
*	Regional Management Corp.	650	16
	Chicopee Bancorp Inc.	909	15
	Penns Woods Bancorp Inc.	363	15
*	ConnectOne Bancorp Inc.	490	15
	Terreno Realty Corp.	801	15
*	Xoom Corp.	630	14
	First Bancorp Inc.	791	14
*	Preferred Bank	793	13
	Five Oaks Investment Corp.	977	13

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Firstbank Corp.	878	12
*	Yadkin Financial Corp.	838	12
	JMP Group Inc.	1,711	11
*	Guaranty Federal
	Bancshares Inc.	1,101	11
*	Seacoast Banking Corp.
	of Florida	4,924	11
	Evans Bancorp Inc.	606	11
	Cheviot Financial Corp.	912	10
	Middleburg Financial Corp.	539	10
	Unity Bancorp Inc.	1,345	9
*	Jefferson Bancshares Inc.	1,639	9
*	Kearny Financial Corp.	767	8
	Hawthorn Bancshares Inc.	654	8
*	HomeTrust Bancshares Inc.	459	8
	MutualFirst Financial Inc.	544	8
	Northrim BanCorp Inc.	303	7
	First Clover Leaf
	Financial Corp.	900	7
*	Riverview Bancorp Inc.	2,700	7
	MidSouth Bancorp Inc.	428	7
*	Independent Bank Corp.	1,015	6
	Glen Burnie Bancorp	500	6
	WVS Financial Corp.	511	6
*	World Energy Solutions Inc.	1,379	5
	HF Financial Corp.	396	5
*	Fidelity Southern Corp.	411	5
*	Supertel Hospitality Inc.	5,190	5
*	IF Bancorp Inc.	300	5
	Elmira Savings Bank	200	4
*	American Realty
	Investors Inc.	602	3
	Wayne Savings
	Bancshares Inc.	298	3
*	Prospect Global
	Resources Inc.	32,633	3
*	NASB Financial Inc.	100	3
*	Royal Bancshares of
	Pennsylvania Inc.	1,796	2
*	Carolina Bank Holdings Inc.	200	2
	BCB Bancorp Inc.	200	2
	United Community Bancorp	200	2
	MetroCorp Bancshares Inc.	159	2
*	Taylor Capital Group Inc.	87	1
	Sotherly Hotels Inc.	300	1
	Bank of South Carolina Corp.	100	1
*	SP Bancorp Inc.	55	1
*	Home Bancorp Inc.	53	1
*	Intervest Bancshares
	Corp. Class A	131	1
	Horizon Bancorp	40	1
	Fox Chase Bancorp Inc.	43	1
*	Orrstown Financial
	Services Inc.	53	1

	Hingham Institution
	for Savings	9	1
	Community Bank Shares
	of Indiana Inc.	22	—
	Tower Financial Corp.	24	—
	SI Financial Group Inc.	31	—
	Eagle Bancorp Montana Inc.	30	—
	Salisbury Bancorp Inc.	11	—
	United Bancshares Inc.	23	—
	Old Line Bancshares Inc.	17	—
*	Severn Bancorp Inc.	41	—
*	Prudential Bancorp Inc.
	of Pennsylvania	18	—
*	Vestin Realty
	Mortgage II Inc.	90	—
	Heritage Financial Group Inc.	9	—
*	Transcontinental Realty
	Investors Inc.	12	—
	Kingstone Cos. Inc.	9	—
*	Valley National Bancorp
	Warrants Exp. 6/30/2015	240	—
*	Porter Bancorp Inc.	25	—
			5,665,089
Health Care (11.6%)
	Johnson & Johnson	4,760,675	408,752
	Pfizer Inc.	11,338,345	317,587
	Merck & Co. Inc.	5,117,512	237,708
*	Gilead Sciences Inc.	2,585,148	132,385
	Amgen Inc.	1,271,100	125,407
	Bristol-Myers Squibb Co.	2,783,781	124,407
	UnitedHealth Group Inc.	1,728,678	113,194
	AbbVie Inc.	2,684,119	110,961
	Abbott Laboratories	2,642,482	92,170
	Medtronic Inc.	1,721,906	88,627
*	Biogen Idec Inc.	402,294	86,574
*	Express Scripts
	Holding Co.	1,389,714	85,731
	Eli Lilly & Co.	1,723,568	84,662
*	Celgene Corp.	706,948	82,649
	Baxter International Inc.	920,942	63,794
	Thermo Fisher
	Scientific Inc.	608,360	51,486
	Covidien plc	797,426	50,110
	Allergan Inc.	521,325	43,916
	WellPoint Inc.	509,048	41,660
	Aetna Inc.	641,042	40,732
	Cigna Corp.	483,618	35,057
*	Intuitive Surgical Inc.	68,070	34,483
	Becton Dickinson and Co.	329,244	32,539
	Stryker Corp.	480,595	31,085
*	Alexion
	Pharmaceuticals Inc.	330,761	30,509
*	Vertex
	Pharmaceuticals Inc.	375,280	29,974

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Regeneron
	Pharmaceuticals Inc.	130,034	29,242
*	Actavis Inc.	214,774	27,109
	Zoetis Inc.	845,708	26,124
	Humana Inc.	267,017	22,531
	St. Jude Medical Inc.	480,321	21,917
*	Life Technologies Corp.	292,031	21,613
	Zimmer Holdings Inc.	285,345	21,384
*	Boston Scientific Corp.	2,286,458	21,195
*	DaVita HealthCare
	Partners Inc.	170,354	20,579
*	Mylan Inc.	648,602	20,126
	Perrigo Co.	151,475	18,328
*	Forest Laboratories Inc.	406,754	16,677
	HCA Holdings Inc.	453,667	16,359
	Quest Diagnostics Inc.	267,914	16,244
*	Onyx Pharmaceuticals Inc.	123,287	16,197
*	Illumina Inc.	210,796	15,776
*	Laboratory Corp. of
	America Holdings	157,600	15,776
	CR Bard Inc.	136,414	14,825
*	Henry Schein Inc.	147,693	14,142
*	Waters Corp.	137,965	13,803
*	CareFusion Corp.	373,647	13,769
*	BioMarin
	Pharmaceutical Inc.	235,641	13,146
*	Edwards Lifesciences Corp.	191,649	12,879
*	Varian Medical Systems Inc.	183,805	12,398
	ResMed Inc.	241,560	10,902
*	Hospira Inc.	280,502	10,746
	Universal Health Services
	Inc. Class B	153,823	10,300
	DENTSPLY
	International Inc.	242,859	9,948
	Cooper Cos. Inc.	82,535	9,826
*	Hologic Inc.	456,488	8,810
*	IDEXX Laboratories Inc.	91,720	8,235
*	Tenet Healthcare Corp.	175,834	8,106
*	Pharmacyclics Inc.	98,690	7,843
*	MEDNAX Inc.	85,055	7,789
	Warner Chilcott plc Class A	382,793	7,610
*	Covance Inc.	94,791	7,217
	Community Health
	Systems Inc.	151,807	7,117
*	Endo Health Solutions Inc.	190,282	7,000
*	Health Management
	Associates Inc. Class A	417,589	6,565
*	Alkermes plc	227,759	6,532
*	Salix Pharmaceuticals Ltd.	98,714	6,530
*	Sirona Dental Systems Inc.	95,384	6,284
*	Medivation Inc.	120,911	5,949
*	Jazz Pharmaceuticals plc	82,764	5,688
*	Seattle Genetics Inc.	174,770	5,498
	Teleflex Inc.	69,855	5,413
*	Cubist Pharmaceuticals Inc.	110,615	5,343

*	Ariad Pharmaceuticals Inc.	298,162	5,215
	Patterson Cos. Inc.	135,020	5,077
*	United Therapeutics Corp.	76,142	5,012
*	Isis Pharmaceuticals Inc.	182,365	4,900
*	Team Health Holdings Inc.	116,847	4,799
*	Centene Corp.	87,740	4,603
*	Incyte Corp. Ltd.	208,034	4,577
*	Theravance Inc.	117,998	4,546
*	PAREXEL International Corp.	96,456	4,431
*	Brookdale Senior Living
	Inc. Class A	166,878	4,412
*	Health Net Inc.	133,649	4,253
	Questcor
	Pharmaceuticals Inc.	90,952	4,135
*	Align Technology Inc.	111,142	4,117
	Techne Corp.	59,447	4,107
*	WellCare Health Plans Inc.	73,896	4,105
	STERIS Corp.	95,022	4,075
*	HealthSouth Corp.	140,743	4,053
	West Pharmaceutical
	Services Inc.	55,861	3,925
*	Cepheid Inc.	113,841	3,918
*	Bio-Rad Laboratories
	Inc. Class A	33,771	3,789
*	LifePoint Hospitals Inc.	76,398	3,731
*	Myriad Genetics Inc.	135,655	3,645
	Owens & Minor Inc.	107,626	3,641
*	Haemonetics Corp.	87,235	3,607
*	HMS Holdings Corp.	148,678	3,464
	Hill-Rom Holdings Inc.	101,833	3,430
*	Charles River Laboratories
	International Inc.	83,346	3,420
*	Alere Inc.	131,361	3,218
*	ViroPharma Inc.	111,151	3,184
*	Thoratec Corp.	97,304	3,047
*	Medicines Co.	95,334	2,932
*,^	Arena Pharmaceuticals Inc.	370,438	2,852
*	Alnylam
	Pharmaceuticals Inc.	90,068	2,793
*	Bruker Corp.	170,955	2,761
*	Insulet Corp.	86,519	2,718
	Healthcare Services
	Group Inc.	110,758	2,716
*	Aegerion
	Pharmaceuticals Inc.	41,545	2,631
*	Magellan Health
	Services Inc.	46,201	2,591
*	DexCom Inc.	114,563	2,572
*	Prestige Brands
	Holdings Inc.	87,353	2,545
*	ACADIA
	Pharmaceuticals Inc.	138,314	2,510
*	ImmunoGen Inc.	143,416	2,379
*	HeartWare I
	nternational Inc.	25,012	2,379

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Impax Laboratories Inc.	117,102	2,336
*	NPS Pharmaceuticals Inc.	154,323	2,330
*	Cyberonics Inc.	44,602	2,318
	Abaxis Inc.	48,665	2,312
*	Exact Sciences Corp.	165,116	2,297
*	Acorda Therapeutics Inc.	69,445	2,291
*	Nektar Therapeutics	195,219	2,255
*	ArthroCare Corp.	64,912	2,241
*	Globus Medical Inc.	131,946	2,225
*,^	Vivus Inc.	170,910	2,150
*	Sarepta Therapeutics Inc.	54,571	2,076
*	Amsurg Corp. Class A	59,055	2,073
	Air Methods Corp.	59,847	2,028
*	BioScrip Inc.	121,385	2,003
	Analogic Corp.	27,248	1,984
*,^	Opko Health Inc.	276,909	1,966
	PDL BioPharma Inc.	251,840	1,944
*	Ironwood Pharmaceuticals
	Inc. Class A	194,196	1,932
*	InterMune Inc.	200,461	1,928
	CONMED Corp.	60,833	1,900
*	Neogen Corp.	33,917	1,884
*	Exelixis Inc.	412,964	1,875
*	ABIOMED Inc.	85,040	1,833
*	Wright Medical Group Inc.	69,876	1,831
*,^	MannKind Corp.	279,834	1,819
	Masimo Corp.	85,132	1,805
*	Celldex Therapeutics Inc.	114,586	1,789
*	Infinity Pharmaceuticals Inc.	108,728	1,767
*	Achillion
	Pharmaceuticals Inc.	214,517	1,755
	Cantel Medical Corp.	51,595	1,748
*	Bio-Reference Labs Inc.	60,365	1,735
*	ICU Medical Inc.	23,778	1,713
*	Acadia Healthcare Co. Inc.	51,634	1,708
*	Optimer
	Pharmaceuticals Inc.	117,974	1,707
*	Integra LifeSciences
	Holdings Corp.	43,344	1,588
*	Capital Senior Living Corp.	65,059	1,555
*	Molina Healthcare Inc.	41,815	1,555
*	Synageva BioPharma Corp.	36,753	1,544
*	Volcano Corp.	84,638	1,534
*	AVANIR
	Pharmaceuticals Inc.	331,603	1,525
*	NuVasive Inc.	61,275	1,519
*	Auxilium
	Pharmaceuticals Inc.	90,996	1,513
*,^	Dendreon Corp.	362,294	1,493
*	Momenta
	Pharmaceuticals Inc.	97,572	1,469
*	Array BioPharma Inc.	320,598	1,456
*	Halozyme Therapeutics Inc.	182,713	1,451
*	AMAG Pharmaceuticals Inc.	64,975	1,446
*	Akorn Inc.	105,030	1,420

*	Santarus Inc.	66,477	1,399
*	Emeritus Corp.	59,999	1,391
*	Neurocrine Biosciences Inc.	99,684	1,334
*	Pacira Pharmaceuticals Inc.	45,200	1,311
	Meridian Bioscience Inc.	60,298	1,296
*	Quintiles Transnational
	Holdings Inc.	30,064	1,280
*	Hanger Inc.	40,325	1,275
*	Emergent Biosolutions Inc.	87,261	1,258
*	Puma Biotechnology Inc.	28,158	1,249
*	Cadence
	Pharmaceuticals Inc.	179,652	1,225
*	Healthways Inc.	70,077	1,218
*	Genomic Health Inc.	38,239	1,213
*	Accretive Health Inc.	110,631	1,196
*	Corvel Corp.	40,818	1,195
*	Dyax Corp.	321,836	1,114
*	Astex Pharmaceuticals	270,705	1,113
*	Keryx
	Biopharmaceuticals Inc.	144,400	1,079
*	Amedisys Inc.	92,703	1,077
*	NxStage Medical Inc.	74,892	1,069
*	Idenix Pharmaceuticals Inc.	289,041	1,043
*	Cynosure Inc. Class A	40,120	1,042
*	Albany Molecular
	Research Inc.	87,795	1,042
*	Kindred Healthcare Inc.	78,645	1,033
*	Quidel Corp.	39,835	1,017
*	Natus Medical Inc.	74,503	1,017
*	Accuray Inc.	170,557	979
*	Clovis Oncology Inc.	14,435	967
	Ensign Group Inc.	26,882	947
*	Assisted Living Concepts
	Inc. Class A	76,842	919
*	Luminex Corp.	44,554	918
*	Cerus Corp.	207,329	916
*	Lexicon
	Pharmaceuticals Inc.	414,870	900
*	AngioDynamics Inc.	79,650	898
*	Anika Therapeutics Inc.	52,758	897
*	IPC The Hospitalist Co. Inc.	17,432	895
*	Anacor Pharmaceuticals Inc. 159,404		891
*	Ligand Pharmaceuticals
	Inc. Class B	23,735	888
*	Affymetrix Inc.	198,885	883
*,^	Ampio Pharmaceuticals Inc.	152,317	879
*	Endologix Inc.	65,102	865
*	Alphatec Holdings Inc.	409,072	839
	Almost Family Inc.	43,002	817
*	Antares Pharma Inc.	192,745	802
*	Agenus Inc.	206,511	783
*	Depomed Inc.	134,077	752
*	Arqule Inc.	322,377	748
	Atrion Corp.	3,231	707
	Hi-Tech Pharmacal Co. Inc.	21,208	704

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Curis Inc.	219,708	701
*,^	Biolase Inc.	195,247	699
*	Athersys Inc.	401,610	667
*	Exactech Inc.	33,199	656
*	Symmetry Medical Inc.	77,861	656
*	Alliance HealthCare
	Services Inc.	41,838	654
*	Immunomedics Inc.	120,267	654
*	Spectranetics Corp.	34,918	652
	Invacare Corp.	45,021	647
*	Gentiva Health Services Inc.	64,877	646
	Spectrum
	Pharmaceuticals Inc.	86,293	644
*	AVEO Pharmaceuticals Inc.	238,883	597
*	Furiex Pharmaceuticals Inc.	16,503	562
*	Cutera Inc.	63,489	559
*	Hyperion Therapeutics Inc.	25,303	557
*,^	Biotime Inc.	139,159	551
*	Endocyte Inc.	40,771	535
*	Omnicell Inc.	24,790	509
*,^	BioCryst
	Pharmaceuticals Inc.	324,920	504
*	PharMerica Corp.	36,328	504
*	MAKO Surgical Corp.	41,614	501
*	Vanguard Health
	Systems Inc.	24,168	501
*	Orthofix International NV	18,139	488
*	NewLink Genetics Corp.	24,643	486
*	Five Star Quality Care Inc.	85,481	480
*	Dynavax
	Technologies Corp.	434,595	478
*	Merit Medical Systems Inc.	42,200	471
*,^	AcelRx Pharmaceuticals Inc.	48,216	447
*	Orexigen Therapeutics Inc.	76,153	445
	CryoLife Inc.	69,579	436
	Select Medical
	Holdings Corp.	50,475	414
*	Sciclone
	Pharmaceuticals Inc.	82,190	408
*,^	Anthera Pharmaceuticals
	Inc. Class A	849,346	393
*	Merrimack
	Pharmaceuticals Inc.	58,443	393
*	Triple-S Management
	Corp. Class B	18,218	391
*	Chelsea Therapeutics
	International Ltd.	167,403	385
	Universal American Corp.	41,979	373
*	GTx Inc.	56,171	371
*	Geron Corp.	245,058	368
*	AtriCure Inc.	38,436	365
*	CardioNet Inc.	61,759	364
*	HealthStream Inc.	14,022	355
*	Cytokinetics Inc.	30,666	355
*	Sequenom Inc.	83,878	353

*	MiMedx Group Inc.	49,819	352
*,^	Biodel Inc.	82,228	344
*	Alexza Pharmaceuticals Inc.	79,035	343
*	Addus HomeCare Corp.	16,900	334
*	ChemoCentryx Inc.	22,852	323
*,^	Acura Pharmaceuticals Inc.	168,625	317
*	Omeros Corp.	61,299	309
*	LHC Group Inc.	15,553	305
*,^	Alimera Sciences Inc.	60,219	294
*	Rigel Pharmaceuticals Inc.	85,900	287
	National Healthcare Corp.	5,623	269
*	SurModics Inc.	13,198	264
*	OraSure Technologies Inc.	68,013	264
*	Novavax Inc.	127,082	261
	US Physical Therapy Inc.	9,334	258
	Enzon Pharmaceuticals Inc.	122,539	245
*,^	Apricus Biosciences Inc.	96,622	227
*	Cytori Therapeutics Inc.	94,569	218
*	Corcept Therapeutics Inc.	125,718	217
*	Sangamo Biosciences Inc.	27,211	213
*	Staar Surgical Co.	20,720	210
*	Biospecifics
	Technologies Corp.	13,480	210
*,^	Biosante
	Pharmaceuticals Inc.	203,439	203
*	Durect Corp.	186,005	195
*,^	NeoGenomics Inc.	48,017	191
*	KYTHERA
	Biopharmaceuticals Inc.	6,760	183
*	Synergy
	Pharmaceuticals Inc.	41,175	178
*	Harvard Bioscience Inc.	37,550	178
*	Cardiovascular Systems Inc.	8,293	176
*	Insmed Inc.	14,461	173
*	Columbia Laboratories Inc.	260,214	168
*	XenoPort Inc.	31,326	155
*	Tornier NV	8,586	150
*,^	Navidea
	Biopharmaceuticals Inc.	53,926	144
*	Wright Medical Group Inc.
	Rights Exp. 12/31/2049	50,806	138
*	Aastrom Biosciences Inc.	340,595	137
*	Repros Therapeutics Inc.	7,326	135
*	Medical Action
	Industries Inc.	17,504	135
*	Pozen Inc.	26,773	134
*	BSD Medical Corp.	101,583	134
*	Vascular Solutions Inc.	8,957	132
*	Enzo Biochem Inc.	62,908	131
*	Fluidigm Corp.	7,435	130
*	Rochester Medical Corp.	8,804	130
*	Coronado Biosciences Inc.	14,900	128
*	Cell Therapeutics Inc.	121,537	128
*	Bovie Medical Corp.	43,121	127
*	Raptor Pharmaceutical Corp.	13,050	122

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Osiris Therapeutics Inc.	11,760	118
*	Chindex International Inc.	6,862	111
	Pain Therapeutics Inc.	48,537	107
*	Peregrine
	Pharmaceuticals Inc.	81,824	106
*	GenMark Diagnostics Inc.	9,755	101
*	Digirad Corp.	40,423	99
*	Accelerate Diagnostics Inc.	12,058	98
*,^	Celsion Corp.	95,591	98
*	Hooper Holmes Inc.	264,738	95
*	RTI Biologics Inc.	25,082	94
*	AdCare Health Systems Inc.	19,516	94
*	Targacept Inc.	21,528	92
*	BG Medicine Inc.	69,092	92
*	Progenics
	Pharmaceuticals Inc.	19,226	86
*	Vical Inc.	23,842	75
	LeMaitre Vascular Inc.	11,345	74
*,^	ZIOPHARM Oncology Inc.	34,782	73
*	LCA-Vision Inc.	23,998	72
*	Sagent Pharmaceuticals Inc.	3,383	71
*	Lannett Co. Inc.	5,384	64
*	Oncothyreon Inc.	39,256	61
*	Repligen Corp.	7,281	60
*	Synergetics USA Inc.	15,077	59
*,^	Venaxis Inc.	49,433	59
*	SIGA Technologies Inc.	20,268	58
*	Catalyst Pharmaceutical
	Partners Inc.	62,842	56
*	Cleveland Biolabs Inc.	35,300	56
*	Vanda Pharmaceuticals Inc.	6,866	55
*	Cumberland
	Pharmaceuticals Inc.	10,775	55
*	CytRx Corp.	26,804	54
*	Hansen Medical Inc.	37,188	54
*,^	Unilife Corp.	16,001	51
*	RadNet Inc.	18,952	50
	Psychemedics Corp.	4,661	50
*	Threshold
	Pharmaceuticals Inc.	8,900	47
*,^	Savient Pharmaceuticals Inc.	80,765	45
*	Intercept
	Pharmaceuticals Inc.	990	44
*	Synta Pharmaceuticals Corp.	8,778	44
*	Solta Medical Inc.	19,114	44
*	XOMA Corp.	11,860	43
*	Horizon Pharma Inc.	17,400	43
*	Entremed Inc.	20,962	42
*	Theragenics Corp.	18,481	38
	Maxygen Inc.	14,258	35
*,^	Mast Therapeutics Inc.	81,953	35
*	BioDelivery Sciences
	International Inc.	7,950	32
*	Delcath Systems Inc.	75,773	28
*	Discovery Laboratories Inc.	17,399	26

*	iBio Inc.	57,800	24
	MGC Diagnostics Corp.	2,800	23
*	InfuSystems Holdings Inc.	14,645	22
*	Hemispherx Biopharma Inc.	96,879	22
*	Skilled Healthcare Group Inc.	3,154	21
*	Derma Sciences Inc.	1,500	20
*	Oculus Innovative
	Sciences Inc.	7,757	20
*	Zalicus Inc.	34,526	19
*	Baxano Surgical Inc.	8,105	19
*	ThermoGenesis Corp.	14,114	19
*	IGI Laboratories Inc.	12,889	18
*	EnteroMedics Inc.	15,931	18
*	Transcept
	Pharmaceuticals Inc.	5,840	18
*	OncoGenex
	Pharmaceutical Inc.	1,747	17
*	Strategic Diagnostics Inc.	17,056	15
*	Pernix Therapeutics Holdings	4,164	15
*	Rockwell Medical Inc.	3,640	13
*	Cel-Sci Corp.	51,767	11
*	ERBA Diagnostics Inc.	11,606	10
*	Receptos Inc.	486	10
*	Chimerix Inc.	394	10
*	MELA Sciences Inc.	9,482	9
*	MEI Pharma Inc.	1,200	9
*	Neuralstem Inc.	4,645	7
*	Amicus Therapeutics Inc.	2,502	6
*	Cardica Inc.	4,675	5
	Birner Dental
	Management Services Inc.	265	5
*	LipoScience Inc.	647	5
*	Allied Healthcare Products	1,610	4
	Heska Corp.	591	4
*	Galena Biopharma Inc.	1,714	4
*	Cornerstone
	Therapeutics Inc.	400	3
*	StemCells Inc.	1,892	3
*	CAS Medical Systems Inc.	1,800	3
	Diversicare Healthcare
	Services Inc.	500	2
*	Stereotaxis Inc.	864	1
	Utah Medical Products Inc.	24	1
	Daxor Corp.	161	1
*	ProPhase Labs Inc.	465	1
*	Inovio Pharmaceuticals Inc.	648	1
*	Sucampo Pharmaceuticals
	Inc. Class A	58	—
*	Nanosphere Inc.	116	—
*	VirtualScopics Inc.	800	—
*	Vision Sciences Inc.	140	—
			3,524,026
Industrials (12.9%)
	General Electric Co.	17,524,834	406,401
	United Technologies Corp.	1,558,017	144,802

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Boeing Co.	1,285,841	131,722
	3M Co.	1,169,762	127,913
	Union Pacific Corp.	791,081	122,048
	United Parcel Service Inc.
	Class B	1,228,211	106,216
	Honeywell
	International Inc.	1,333,458	105,797
	Caterpillar Inc.	1,114,644	91,947
	Accenture plc Class A	1,101,793	79,285
	Emerson Electric Co.	1,218,316	66,447
	Danaher Corp.	997,929	63,169
	Lockheed Martin Corp.	545,574	59,173
	Automatic Data
	Processing Inc.	822,412	56,631
	Precision Castparts Corp.	248,000	56,050
	Deere & Co.	657,673	53,436
	Eaton Corp. plc	801,867	52,771
	FedEx Corp.	510,247	50,300
	Illinois Tool Works Inc.	725,254	50,166
	General Dynamics Corp.	568,684	44,545
	CSX Corp.	1,732,050	40,166
	Norfolk Southern Corp.	534,069	38,800
	Raytheon Co.	550,157	36,376
	Cummins Inc.	321,651	34,886
	Northrop Grumman Corp.	398,637	33,007
	PACCAR Inc.	599,481	32,168
	TE Connectivity Ltd.	704,516	32,084
	Waste Management Inc.	752,008	30,328
*	LinkedIn Corp. Class A	155,204	27,673
	Ingersoll-Rand plc	481,282	26,721
	Sherwin-Williams Co.	148,693	26,259
	Tyco International Ltd.	786,410	25,912
	WW Grainger Inc.	100,188	25,265
	Agilent Technologies Inc.	583,811	24,964
	Parker Hannifin Corp.	252,990	24,135
	Dover Corp.	290,065	22,526
	Amphenol Corp. Class A	270,949	21,118
	Roper Industries Inc.	167,896	20,856
	Fastenal Co.	452,569	20,750
	Paychex Inc.	555,050	20,270
	Pentair Ltd.	346,336	19,980
	Kansas City Southern	186,784	19,792
*	Fiserv Inc.	225,699	19,728
	Rockwell Automation Inc.	236,705	19,680
	Fidelity National
	Information Services Inc.	447,127	19,155
	Xerox Corp.	1,979,243	17,952
	AMETEK Inc.	412,767	17,460
	Fluor Corp.	276,054	16,373
*	Stericycle Inc.	146,292	16,155
	Republic Services Inc.
	Class A	460,040	15,614
*	Verisk Analytics Inc.
	Class A	256,945	15,340

	CH Robinson
	Worldwide Inc.	272,192	15,327
	Rockwell Collins Inc.	231,784	14,697
*	Alliance Data
	Systems Corp.	79,529	14,397
	ADT Corp.	352,290	14,039
	Expeditors International
	of Washington Inc.	350,221	13,312
	Flowserve Corp.	242,334	13,088
	Pall Corp.	189,102	12,562
	TransDigm Group Inc.	79,945	12,533
	L-3 Communications
	Holdings Inc.	144,910	12,425
	Textron Inc.	470,912	12,267
	Rock Tenn Co. Class A	122,019	12,187
	Masco Corp.	604,833	11,788
*	Jacobs Engineering
	Group Inc.	210,604	11,611
*	Trimble Navigation Ltd.	433,572	11,277
*	B/E Aerospace Inc.	177,573	11,201
	Fortune Brands Home &
	Security Inc.	279,748	10,837
	JB Hunt Transport
	Services Inc.	149,470	10,798
	Vulcan Materials Co.	220,333	10,666
	Ball Corp.	252,156	10,475
*	Mettler-Toledo
	International Inc.	51,163	10,294
	MeadWestvaco Corp.	299,995	10,233
*	Crown Holdings Inc.	243,841	10,029
*	Quanta Services Inc.	354,964	9,392
	Towers Watson & Co.
	Class A	110,541	9,058
*	FleetCor Technologies Inc.	110,389	8,975
	Donaldson Co. Inc.	249,122	8,884
	Valspar Corp.	135,889	8,788
	Hubbell Inc. Class B	88,507	8,762
	Joy Global Inc.	180,145	8,742
	Xylem Inc.	314,115	8,462
	Wabtec Corp.	154,887	8,276
	Timken Co.	146,734	8,258
*	Flextronics
	International Ltd.	1,060,421	8,208
	Waste Connections Inc.	198,728	8,176
	KBR Inc.	250,506	8,141
	Packaging Corp. of
	America	166,268	8,140
	Lincoln Electric
	Holdings Inc.	140,800	8,064
	Cintas Corp.	176,703	8,047
*	United Rentals Inc.	159,766	7,974
	Sealed Air Corp.	331,994	7,951
	MDU Resources Group Inc.	304,052	7,878
	AGCO Corp.	156,759	7,868
*	Avnet Inc.	232,297	7,805

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Owens-Illinois Inc.	278,796	7,748
	Iron Mountain Inc.	290,834	7,739
	Martin Marietta
	Materials Inc.	77,932	7,670
*	Colfax Corp.	145,685	7,592
	IDEX Corp.	139,479	7,505
*	Owens Corning	191,482	7,483
	Robert Half
	International Inc.	224,669	7,466
*	Sensata Technologies
	Holding NV	207,674	7,248
	Manpowergroup Inc.	130,784	7,167
*	Arrow Electronics Inc.	178,282	7,105
	Total System Services Inc.	285,299	6,984
	Triumph Group Inc.	87,518	6,927
*	Kirby Corp.	86,630	6,891
	Bemis Co. Inc.	174,462	6,828
	Carlisle Cos. Inc.	107,924	6,725
	Graco Inc.	103,881	6,566
	FLIR Systems Inc.	243,414	6,565
	Jack Henry &
	Associates Inc.	138,678	6,536
	Nordson Corp.	92,532	6,413
	MSC Industrial Direct
	Co. Inc. Class A	82,269	6,373
	Jabil Circuit Inc.	309,159	6,301
*	Genesee & Wyoming Inc.
	Class A	74,260	6,300
	Gardner Denver Inc.	83,480	6,276
	PerkinElmer Inc.	190,988	6,207
	Global Payments Inc.	132,241	6,125
	URS Corp.	129,012	6,092
	Aptargroup Inc.	107,504	5,935
*	CoStar Group Inc.	45,977	5,934
	Sonoco Products Co.	171,571	5,931
	Valmont Industries Inc.	40,877	5,849
*	Hexcel Corp.	169,927	5,786
	Babcock & Wilcox Co.	192,022	5,766
*	Oshkosh Corp.	149,389	5,672
	Acuity Brands Inc.	72,608	5,483
	Broadridge Financial
	Solutions Inc.	206,057	5,477
	SPX Corp.	75,423	5,429
	Ryder System Inc.	88,304	5,368
*	AECOM Technology Corp.	167,099	5,312
	Kennametal Inc.	133,691	5,191
*	NeuStar Inc. Class A	106,351	5,177
	Trinity Industries Inc.	134,558	5,172
*	WESCO International Inc.	75,010	5,098
*	WEX Inc.	65,947	5,058
	Lennox International Inc.	76,938	4,966
	Crane Co.	81,885	4,907
	AO Smith Corp.	135,078	4,901
	Genpact Ltd.	250,845	4,826

	Huntington Ingalls
	Industries Inc.	85,337	4,820
	FEI Co.	65,596	4,788
	Eagle Materials Inc.	71,582	4,744
	Regal-Beloit Corp.	72,780	4,719
*	Terex Corp.	179,042	4,709
	National Instruments Corp.	167,772	4,688
	World Fuel Services Corp.	117,123	4,683
*	Clean Harbors Inc.	92,434	4,671
*	Teledyne Technologies Inc.	60,312	4,665
*	Old Dominion Freight
	Line Inc.	109,894	4,574
	Molex Inc. Class A	183,747	4,568
	ITT Corp.	155,313	4,568
	Alliant Techsystems Inc.	55,145	4,540
	Macquarie Infrastructure
	Co. LLC	83,748	4,476
	Lender Processing
	Services Inc.	137,828	4,459
	Toro Co.	97,954	4,448
	EnerSys Inc.	90,362	4,431
	CLARCOR Inc.	84,566	4,415
	Exelis Inc.	319,816	4,410
	EMCOR Group Inc.	108,426	4,408
*	Spirit Aerosystems
	Holdings Inc. Class A	203,339	4,368
	RR Donnelley & Sons Co.	308,745	4,326
	Woodward Inc.	105,341	4,214
	MAXIMUS Inc.	55,207	4,112
	Landstar System Inc.	79,217	4,080
	Manitowoc Co. Inc.	227,319	4,071
*	Vantiv Inc. Class A	142,296	3,927
*	Foster Wheeler AG	175,685	3,814
	Covanta Holding Corp.	189,121	3,786
	GATX Corp.	79,661	3,778
*	Zebra Technologies Corp.	86,553	3,760
	Belden Inc.	74,957	3,743
	Con-way Inc.	95,510	3,721
	Actuant Corp. Class A	112,170	3,698
	Generac Holdings Inc.	98,806	3,657
*	Moog Inc. Class A	70,623	3,639
*	CoreLogic Inc.	156,938	3,636
	Watsco Inc.	43,206	3,628
	Corporate Executive
	Board Co.	57,167	3,614
*	USG Corp.	156,662	3,611
	Silgan Holdings Inc.	75,897	3,564
*	Louisiana-Pacific Corp.	237,075	3,506
*	Anixter International Inc.	46,233	3,505
	Air Lease Corp. Class A	126,460	3,489
	IPG Photonics Corp.	57,035	3,464
*	Esterline
	Technologies Corp.	47,885	3,462
*	MasTec Inc.	104,610	3,442
*	DigitalGlobe Inc.	107,770	3,342

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Advisory Board Co.	60,407	3,301
	Harsco Corp.	137,478	3,188
	Cognex Corp.	70,001	3,165
	Applied Industrial
	Technologies Inc.	64,413	3,113
*	Vishay Intertechnology Inc.	224,062	3,112
	Deluxe Corp.	86,291	2,990
	Littelfuse Inc.	39,729	2,964
	Convergys Corp.	161,472	2,814
*	Coinstar Inc.	47,662	2,796
	UTi Worldwide Inc.	169,171	2,786
	Greif Inc. Class A	52,482	2,764
*	Graphic Packaging
	Holding Co.	355,286	2,750
*	OSI Systems Inc.	42,429	2,733
*	Itron Inc.	63,654	2,701
	HEICO Corp. Class A	71,753	2,648
	Curtiss-Wright Corp.	71,430	2,647
*	On Assignment Inc.	98,090	2,621
*	Navistar International Corp.	94,387	2,620
*	Tetra Tech Inc.	110,772	2,604
	General Cable Corp.	84,133	2,587
*	Euronet Worldwide Inc.	80,353	2,560
*	MWI Veterinary Supply Inc.	20,674	2,548
	TAL International Group Inc.	57,772	2,517
*,^	VistaPrint NV	50,754	2,506
	Mine Safety Appliances Co.	53,504	2,491
*	Benchmark Electronics Inc.	122,980	2,472
*	Cardtronics Inc.	89,180	2,461
	Brady Corp. Class A	78,031	2,398
*	Texas Industries Inc.	36,526	2,379
*	Mobile Mini Inc.	71,097	2,357
	ABM Industries Inc.	95,770	2,347
*	Swift Transportation Co.	141,894	2,347
*	Veeco Instruments Inc.	66,086	2,341
	Barnes Group Inc.	78,043	2,341
	Watts Water Technologies
	Inc. Class A	50,669	2,297
	Mueller Industries Inc.	45,343	2,287
	Aircastle Ltd.	142,584	2,280
	Heartland Payment
	Systems Inc.	60,822	2,266
	UniFirst Corp.	24,628	2,247
	United Stationers Inc.	65,436	2,195
	Coherent Inc.	39,456	2,173
*	Hub Group Inc. Class A	59,605	2,171
	Franklin Electric Co. Inc.	64,325	2,165
*	FTI Consulting Inc.	65,683	2,160
*	Armstrong World
	Industries Inc.	45,164	2,158
	Albany International Corp.	65,177	2,150
*	Berry Plastics Group Inc.	96,476	2,129
	Brink’s Co.	81,363	2,076
	CIRCOR International Inc.	40,639	2,067

	Simpson Manufacturing
	Co. Inc.	70,003	2,059
	AZZ Inc.	53,406	2,059
	G&K Services Inc. Class A	41,776	1,989
*	Universal Display Corp.	69,036	1,941
*	Atlas Air Worldwide
	Holdings Inc.	42,905	1,878
*	PHH Corp.	91,932	1,874
*,^	GenCorp Inc.	114,828	1,867
*	RBC Bearings Inc.	35,805	1,860
	Raven Industries Inc.	61,821	1,853
*	Proto Labs Inc.	28,417	1,846
	Acacia Research Corp.	82,326	1,840
	Granite Construction Inc.	60,876	1,812
	ESCO Technologies Inc.	53,496	1,732
	Altra Holdings Inc.	63,151	1,729
*	Plexus Corp.	57,064	1,706
	Matson Inc.	67,798	1,695
	Forward Air Corp.	43,972	1,683
	Mueller Water Products
	Inc. Class A	243,371	1,682
	Werner Enterprises Inc.	69,490	1,680
	Astec Industries Inc.	48,810	1,674
*	Trimas Corp.	44,625	1,664
	AAON Inc.	50,011	1,654
	Knight Transportation Inc.	97,857	1,646
	AAR Corp.	74,649	1,641
*	Orbital Sciences Corp.	92,326	1,604
*	Greatbatch Inc.	48,725	1,598
*	SunPower Corp. Class A	75,085	1,554
*	Greenbrier Cos. Inc.	63,345	1,544
*	AMN Healthcare
	Services Inc.	106,722	1,528
*	Checkpoint Systems Inc.	107,230	1,522
*	GrafTech International Ltd.	208,161	1,515
	Badger Meter Inc.	32,935	1,467
*	Sanmina Corp.	102,072	1,465
	Sturm Ruger & Co. Inc.	30,479	1,464
	Standex International Corp.	27,492	1,450
*	II-VI Inc.	85,754	1,394
*	Huron Consulting Group Inc.	30,128	1,393
	Exponent Inc.	23,530	1,391
	Kaydon Corp.	49,985	1,377
	Molex Inc.	46,712	1,371
*	Aegion Corp. Class A	60,243	1,356
	Myers Industries Inc.	89,813	1,348
	Heartland Express Inc.	95,932	1,331
*	FARO Technologies Inc.	39,338	1,330
	Apogee Enterprises Inc.	55,423	1,330
*	ExlService Holdings Inc.	44,398	1,312
	Comfort Systems USA Inc.	87,632	1,307
	Insperity Inc.	43,018	1,303
	Otter Tail Corp.	45,873	1,303
	Cubic Corp.	26,531	1,276
*	American Woodmark Corp.	36,635	1,271

33

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	ADA-ES Inc.	29,885	1,259
*	Consolidated Graphics Inc.	26,762	1,258
	CTS Corp.	90,405	1,233
*	Rofin-Sinar Technologies Inc.	49,315	1,230
	Methode Electronics Inc.	72,199	1,228
	Arkansas Best Corp.	53,207	1,221
*	DXP Enterprises Inc.	18,159	1,209
*	Dice Holdings Inc.	130,590	1,203
*	EnPro Industries Inc.	23,660	1,201
	Lindsay Corp.	15,745	1,181
	MTS Systems Corp.	20,802	1,177
*	Korn/Ferry International	62,354	1,169
	Daktronics Inc.	112,677	1,156
	Materion Corp.	42,097	1,140
*	TeleTech Holdings Inc.	48,531	1,137
	American Science &
	Engineering Inc.	19,968	1,118
	Kaman Corp.	31,918	1,103
	Alamo Group Inc.	26,763	1,092
	Barrett Business
	Services Inc.	20,839	1,088
	Black Box Corp.	42,938	1,087
*	AM Castle & Co.	68,938	1,086
	Universal Forest
	Products Inc.	27,036	1,079
	Ennis Inc.	61,849	1,069
*	Wesco Aircraft Holdings Inc.	56,983	1,058
	Celadon Group Inc.	56,703	1,035
*	Builders FirstSource Inc.	171,380	1,025
*	Anaren Inc.	44,427	1,019
*	Rogers Corp.	21,515	1,018
	US Ecology Inc.	37,056	1,017
*	CBIZ Inc.	150,852	1,012
*	Trex Co. Inc.	21,299	1,012
	AVX Corp.	85,914	1,010
*	Powell Industries Inc.	19,529	1,009
	American Railcar
	Industries Inc.	29,439	987
	McGrath RentCorp	28,826	985
	H&E Equipment
	Services Inc.	46,482	979
*	Headwaters Inc.	110,489	977
	Textainer Group
	Holdings Ltd.	25,276	972
	Marten Transport Ltd.	61,987	971
*	Era Group Inc.	37,095	970
	Tennant Co.	19,711	951
*	Accuride Corp.	187,736	950
	Schnitzer Steel
	Industries Inc.	40,616	950
	Heidrick & Struggles
	International Inc.	56,753	949
*	Meritor Inc.	132,583	935
*	Federal Signal Corp.	106,190	929
*	Imperva Inc.	20,588	927

*	TrueBlue Inc.	43,189	909
*	Monster Worldwide Inc.	183,651	902
	Griffon Corp.	78,818	887
	Quanex Building
	Products Corp.	52,352	882
*	Park-Ohio Holdings Corp.	26,581	877
^	Allison Transmission
	Holdings Inc.	37,524	866
*	Measurement
	Specialties Inc.	18,366	855
*	Aeroflex Holding Corp.	106,620	841
*	WageWorks Inc.	24,410	841
*	Tutor Perini Corp.	46,449	840
*	Global Cash Access
	Holdings Inc.	133,497	836
*	Ducommun Inc.	38,473	818
	ManTech International
	Corp. Class A	30,919	808
*	Astronics Corp.	19,710	806
	Gorman-Rupp Co.	25,298	805
*	Sykes Enterprises Inc.	50,537	796
*	Power-One Inc.	125,368	792
*	GP Strategies Corp.	33,106	789
*	CRA International Inc.	42,275	781
*	Layne Christensen Co.	39,882	778
*	Franklin Covey Co.	57,417	773
*	Engility Holdings Inc.	27,068	769
*	EnerNOC Inc.	57,302	760
	Booz Allen Hamilton
	Holding Corp.	43,307	753
*	Bazaarvoice Inc.	78,090	736
*	Team Inc.	19,302	731
*	Air Transport Services
	Group Inc.	108,190	715
	Dynamic Materials Corp.	42,236	697
*	Columbus McKinnon Corp.	32,494	693
	Electro Scientific
	Industries Inc.	64,331	692
	Primoris Services Corp.	34,348	677
*	Navigant Consulting Inc.	56,306	676
*	Saia Inc.	22,270	667
*	Pacer International Inc.	104,747	661
	CDI Corp.	46,129	653
*,^	Nuverra Environmental
	Solutions Inc.	224,459	651
	Sun Hydraulics Corp.	20,345	636
*	Landec Corp.	48,174	636
	LB Foster Co. Class A	14,620	631
	Encore Wire Corp.	18,494	631
*	Rexnord Corp.	36,860	621
	Graham Corp.	20,512	616
	Houston Wire & Cable Co.	44,493	616
*	TTM Technologies Inc.	72,377	608
*	ARC Document
	Solutions Inc.	151,698	607

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Cass Information
	Systems Inc.	13,121	605
*	ExamWorks Group Inc.	28,193	599
*	Wabash National Corp.	58,508	596
	Michael Baker Corp.	21,813	591
	Electro Rent Corp.	35,150	590
*	Smith & Wesson
	Holding Corp.	58,260	581
	Resources Connection Inc.	49,511	574
	Great Lakes Dredge &
	Dock Corp.	71,474	559
*	American
	Superconductor Corp.	211,176	558
*	Taser International Inc.	65,067	554
	Insteel Industries Inc.	31,133	545
	Park Electrochemical Corp.	22,677	544
	Hyster-Yale Materials
	Handling Inc.	8,617	541
	Landauer Inc.	11,112	537
*	ICF International Inc.	16,929	533
*	LifeLock Inc.	45,534	533
*	Furmanite Corp.	79,612	533
*	BlueLinx Holdings Inc.	246,529	530
*	Fabrinet	37,853	530
	Coleman Cable Inc.	29,269	529
	John Bean
	Technologies Corp.	25,153	528
	Quad/Graphics Inc.	21,631	521
*	Roadrunner Transportation
	Systems Inc.	18,702	521
*	Echelon Corp.	246,349	520
*	Aerovironment Inc.	25,425	513
	Kadant Inc.	16,942	511
	Kelly Services Inc. Class A	29,157	509
*	Thermon Group
	Holdings Inc.	24,604	502
*	Nortek Inc.	7,762	500
*	Gibraltar Industries Inc.	34,037	496
	Kforce Inc.	33,943	496
*	ModusLink Global
	Solutions Inc.	153,065	487
*	Capstone Turbine Corp.	396,684	464
	Hardinge Inc.	31,170	461
*	Cross Country
	Healthcare Inc.	89,179	460
	Multi-Color Corp.	14,986	455
	Argan Inc.	29,098	454
*	Northwest Pipe Co.	16,177	451
*	PowerSecure
	International Inc.	29,789	448
	NN Inc.	38,108	435
*	Dolan Co.	266,412	434
*	Quality Distribution Inc.	48,616	430
*	AEP Industries Inc.	5,657	421
*	Newport Corp.	30,154	420

*	Commercial Vehicle
	Group Inc.	55,706	416
*	Higher One Holdings Inc.	35,376	412
*	Lydall Inc.	27,446	401
*	Orion Marine Group Inc.	32,973	399
	Universal Technical
	Institute Inc.	38,152	394
*	Lionbridge
	Technologies Inc.	134,717	391
	Kimball International Inc.
	Class B	39,929	388
*	Kratos Defense & Security
	Solutions Inc.	59,551	386
*	Kemet Corp.	93,534	384
*	United States Lime &
	Minerals Inc.	7,213	377
*	Covenant Transportation
	Group Inc. Class A	59,775	373
	Miller Industries Inc.	24,232	373
*	Flow International Corp.	98,499	363
*	InnerWorkings Inc.	33,177	360
*	Cenveo Inc.	167,073	356
*	Active Power Inc.	83,765	350
*	Multi-Fineline Electronix Inc.	23,039	341
	Ceco Environmental Corp.	27,527	339
	International
	Shipholding Corp.	14,446	337
*	Maxwell Technologies Inc.	45,563	326
	Spartan Motors Inc.	52,497	321
*	Echo Global Logistics Inc.	16,350	319
	Viad Corp.	12,886	316
*	NVE Corp.	6,628	310
*	ServiceSource
	International Inc.	32,408	302
	Crawford & Co. Class B	52,687	296
*,^	ClearSign Combustion Corp.	33,267	290
*	CAI International Inc.	12,289	290
	Crawford & Co. Class A	56,840	288
	NACCO Industries Inc.
	Class A	5,018	287
*	EVERTEC Inc.	13,046	287
	LSI Industries Inc.	35,132	284
*	Ameresco Inc. Class A	31,142	281
	Bel Fuse Inc. Class B	19,994	269
*	Vishay Precision Group Inc.	17,363	263
	Pike Electric Corp.	21,216	261
	Eastern Co.	16,095	258
*	MYR Group Inc.	13,105	255
*	Casella Waste Systems
	Inc. Class A	58,695	253
*	Information Services
	Group Inc.	128,428	248
*	Lawson Products Inc.	19,089	245
	Global Power Equipment
	Group Inc.	14,540	234

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Heritage-Crystal Clean Inc.	15,980	233
*	Fuel Tech Inc.	60,481	232
*	XPO Logistics Inc.	12,300	223
*	Odyssey Marine
	Exploration Inc.	73,788	218
*	Eagle Bulk Shipping Inc.	59,619	218
	PAM Transportation
	Services Inc.	20,394	207
	HEICO Corp.	4,094	206
*	NCI Building Systems Inc.	12,586	192
*	Zygo Corp.	11,953	189
*	Sterling Construction
	Co. Inc.	20,492	186
	Innovative Solutions &
	Support Inc.	28,575	183
*	Energy Recovery Inc.	43,534	180
*	CUI Global Inc.	31,938	177
*	Intevac Inc.	30,977	175
*	PRGX Global Inc.	31,799	175
*	Mistras Group Inc.	9,793	172
*	LMI Aerospace Inc.	9,064	170
*	Harris Interactive Inc.	93,477	169
*	CTPartners Executive
	Search Inc.	38,600	169
	Met-Pro Corp.	12,563	169
	Hurco Cos. Inc.	5,580	161
*	Astronics Corp. Class B	3,892	158
	Mesa Laboratories Inc.	2,872	155
*	US Concrete Inc.	9,133	150
*	Rentrak Corp.	7,311	147
*	Ballantyne Strong Inc.	34,205	144
*	Metalico Inc.	119,793	144
*	Patrick Industries Inc.	6,723	140
*	Vicor Corp.	18,987	130
*	API Technologies Corp.	44,655	125
	Lincoln Educational
	Services Corp.	23,474	124
*,^	Document Security
	Systems Inc.	53,450	123
*	RPX Corp.	7,285	122
*,^	Genco Shipping &
	Trading Ltd.	71,514	117
*	Innotrac Corp.	28,467	111
*	UFP Technologies Inc.	5,675	111
*	Broadwind Energy Inc.	22,013	105
*,^	Rubicon Technology Inc.	11,949	96
*	CyberOptics Corp.	16,435	95
*	Magnetek Inc.	5,279	95
*	Tecumseh Products Co.
	Class A	8,631	94
*	TRC Cos. Inc.	13,334	93
*,^	Erickson Air-Crane Inc.	4,860	91
	Richardson Electronics Ltd.	7,713	91
*	Xerium Technologies Inc.	8,824	90

*	Frozen Food Express
	Industries	55,202	89
*	Hudson Global Inc.	35,653	88
*	Willis Lease Finance Corp.	6,194	84
*	Goldfield Corp.	37,495	81
	FreightCar America Inc.	4,776	81
	Twin Disc Inc.	3,407	81
*	GSI Group Inc.	9,581	77
*	American Electric
	Technologies Inc.	10,361	74
	Frequency Electronics Inc.	6,878	73
*	StarTek Inc.	15,375	73
	National Research Corp.
	Class B	2,019	71
*	Swisher Hygiene Inc.	77,693	67
*	Hill International Inc.	24,339	67
*	Patriot Transportation
	Holding Inc.	2,134	64
*,^	Revolution Lighting
	Technologies Inc.	16,008	64
*	Adept Technology Inc.	14,652	57
*	Key Technology Inc.	3,973	57
*	M/A-COM Technology
	Solutions Holdings Inc.	3,655	53
	Sypris Solutions Inc.	15,958	51
*	Arotech Corp.	32,733	49
*	USA Truck Inc.	7,058	45
*	UQM Technologies Inc.	37,245	45
*	GSE Holding Inc.	7,705	45
*	Taminco Corp.	2,100	43
	Allied Motion
	Technologies Inc.	6,239	43
*	AeroCentury Corp.	2,175	42
*	Microvision Inc.	16,405	41
	Douglas Dynamics Inc.	3,125	41
*	Altair Nanotechnologies Inc.	17,121	38
*	Ultralife Corp.	9,678	34
*	Supreme Industries Inc.
	Class A	6,861	34
*	SL Industries Inc.	1,350	34
	VSE Corp.	823	34
*	Synthesis Energy
	Systems Inc.	43,351	34
*	Orion Energy Systems Inc.	13,116	33
*	Asure Software Inc.	5,463	31
*	PMFG Inc.	4,339	30
*	Essex Rental Corp.	6,739	29
*	Radiant Logistics Inc.	14,500	28
*	Perma-Fix Environmental
	Services	74,657	27
*	Planar Systems Inc.	16,117	26
*	BTU International Inc.	10,744	26
*	PGT Inc.	2,968	26
*	Standard Register Co.	8,409	24

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Management Network
	Group Inc.	7,826	24
*	IEC Electronics Corp.	5,961	21
	Bel Fuse Inc. Class A	1,477	20
*	Official Payments
	Holdings Inc. Class B	2,723	19
*	Mattersight Corp.	6,659	19
*	YRC Worldwide Inc.	630	18
	Greif Inc. Class B	318	18
	Art’s-Way Manufacturing
	Co. Inc.	2,300	17
*	Research Frontiers Inc.	4,224	17
	Amcon Distributing Co.	200	16
*	Viasystems Group Inc.	1,342	15
*	Hudson Technologies Inc.	3,927	13
*	Sparton Corp.	700	12
*	Industrial Services of
	America Inc.	4,680	12
*	American DG Energy Inc.	8,832	12
*	Onvia Inc.	2,310	10
*	Gencor Industries Inc.	1,450	10
*	Elecsys Corp.	1,380	9
	Omega Flex Inc.	626	9
*	Pulse Electronics Corp.	2,759	7
*	Universal Truckload
	Services Inc.	288	7
*	Mod-Pac Corp.	750	6
*	Parametric Sound Corp.	300	5
	Ecology and Environment Inc.	450	5
*	National Research Corp.
	Class A	246	4
*	Rand Logistics Inc.	696	4
*	Breeze-Eastern Corp.	401	4
*	Sharps Compliance Corp.	1,172	3
*	Wells-Gardner
	Electronics Corp.	1,180	2
	Air T Inc.	200	2
*	Wireless Telecom Group Inc.	1,403	2
*	Lightbridge Corp.	400	1
*	Newtek Business
	Services Inc.	204	—
*	Video Display Corp.	19	—
*	Lime Energy Co.	96	—
			3,895,613
Oil & Gas (9.4%)
	Exxon Mobil Corp.	7,535,826	680,862
	Chevron Corp.	3,285,333	388,786
	Schlumberger Ltd.	2,253,152	161,461
	ConocoPhillips	2,072,507	125,387
	Occidental
	Petroleum Corp.	1,365,399	121,834
	Anadarko Petroleum Corp.	849,967	73,038
	Halliburton Co.	1,500,673	62,608
	Phillips 66	1,049,477	61,825
	EOG Resources Inc.	461,120	60,720

	Apache Corp.	664,168	55,677
	National Oilwell Varco Inc.	724,187	49,896
	Kinder Morgan Inc.	1,140,993	43,529
	Marathon Oil Corp.	1,201,338	41,542
	Marathon Petroleum Corp.	550,732	39,135
	Williams Cos. Inc.	1,157,003	37,568
	Noble Energy Inc.	607,877	36,497
	Baker Hughes Inc.	748,834	34,544
	Devon Energy Corp.	653,716	33,915
	Pioneer Natural
	Resources Co.	231,490	33,508
	Hess Corp.	494,571	32,884
	Valero Energy Corp.	924,304	32,138
*	Cameron
	International Corp.	420,410	25,712
	Cabot Oil & Gas Corp.	357,227	25,370
	Ensco plc Class A	394,808	22,946
*	FMC Technologies Inc.	401,990	22,383
*	Southwestern Energy Co.	595,748	21,763
	Chesapeake Energy Corp.	1,016,574	20,718
	Range Resources Corp.	262,628	20,306
	Murphy Oil Corp.	307,499	18,724
	EQT Corp.	229,503	18,216
	Noble Corp.	429,275	16,132
*	Weatherford
	International Ltd.	1,168,064	16,002
*	Concho Resources Inc.	177,559	14,865
	HollyFrontier Corp.	344,307	14,729
*	Kinder Morgan
	Management LLC	168,487	14,084
	Oceaneering
	International Inc.	183,377	13,240
	Tesoro Corp.	230,786	12,075
*	Cobalt International
	Energy Inc.	448,069	11,905
	Core Laboratories NV	77,874	11,810
	OGE Energy Corp.	167,989	11,457
*	Denbury Resources Inc.	632,520	10,955
	Helmerich & Payne Inc.	171,388	10,703
*	Cheniere Energy Inc.	368,159	10,220
*	Whiting Petroleum Corp.	202,404	9,329
	Cimarex Energy Co.	139,243	9,049
*	Oil States International Inc.	93,166	8,631
	QEP Resources Inc.	303,818	8,440
	Diamond Offshore
	Drilling Inc.	117,891	8,110
*	Dresser-Rand Group Inc.	129,148	7,746
	Nabors Industries Ltd.	474,348	7,262
*	Rowan Cos. plc Class A	210,504	7,172
*	Superior Energy
	Services Inc.	270,462	7,016
*	Continental Resources Inc.	78,746	6,777
	SM Energy Co.	112,332	6,738
*	WPX Energy Inc.	339,432	6,429
	Energen Corp.	122,445	6,399

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Gulfport Energy Corp.	131,161	6,174
*	Dril-Quip Inc.	61,929	5,592
*	Newfield Exploration Co.	229,577	5,485
*	Oasis Petroleum Inc.	134,838	5,241
*	Atwood Oceanics Inc.	100,419	5,227
*	First Solar Inc.	114,273	5,111
*	Ultra Petroleum Corp.	246,302	4,882
	Lufkin Industries Inc.	54,745	4,843
*	Chart Industries Inc.	51,473	4,843
	Tidewater Inc.	84,212	4,798
	Patterson-UTI Energy Inc.	244,883	4,740
*	MRC Global Inc.	170,010	4,696
*	Rosetta Resources Inc.	103,576	4,404
	Targa Resources Corp.	64,778	4,167
	Bristow Group Inc.	61,645	4,027
*	Kodiak Oil & Gas Corp.	452,188	4,020
*	Helix Energy Solutions
	Group Inc.	170,945	3,939
	SemGroup Corp. Class A	71,526	3,852
*,^	SandRidge Energy Inc.	757,913	3,608
*	Unit Corp.	83,508	3,556
	Berry Petroleum Co.
	Class A	80,767	3,418
*	McDermott
	International Inc.	401,929	3,288
*	Hornbeck Offshore
	Services Inc.	54,697	2,926
	Energy XXI Bermuda Ltd.	127,812	2,835
*	Exterran Holdings Inc.	100,721	2,832
	SEACOR Holdings Inc.	32,650	2,712
	Western Refining Inc.	95,911	2,692
*	PDC Energy Inc.	51,521	2,652
*	Forum Energy
	Technologies Inc.	78,598	2,392
	CARBO Ceramics Inc.	33,683	2,271
*	Approach Resources Inc.	82,528	2,028
*	Flotek Industries Inc.	110,136	1,976
*	Bonanza Creek Energy Inc.	52,923	1,877
*	Northern Oil and Gas Inc.	138,339	1,845
*	EPL Oil & Gas Inc.	62,724	1,842
	Gulfmark Offshore Inc.	39,099	1,763
	Delek US Holdings Inc.	60,598	1,744
*,^	Halcon Resources Corp.	307,028	1,741
	Comstock Resources Inc.	109,335	1,720
*	Newpark Resources Inc.	155,350	1,707
*	Bill Barrett Corp.	82,499	1,668
*	Stone Energy Corp.	74,503	1,641
*	Carrizo Oil & Gas Inc.	55,845	1,582
	EXCO Resources Inc.	204,294	1,561
*	Geospace
	Technologies Corp.	21,362	1,476
	CVR Energy Inc.	30,386	1,440
*	Forest Oil Corp.	338,663	1,385
*	Hercules Offshore Inc.	195,469	1,376
*	Key Energy Services Inc.	224,303	1,335

	RPC Inc.	92,032	1,271
*	TETRA Technologies Inc.	121,678	1,248
*	Goodrich Petroleum Corp.	96,218	1,232
*	C&J Energy Services Inc.	63,393	1,228
	PBF Energy Inc. Class A	46,239	1,198
*	Basic Energy Services Inc.	95,814	1,158
*	Matrix Service Co.	74,268	1,157
*	Vaalco Energy Inc.	200,837	1,149
	Crosstex Energy Inc.	57,615	1,138
*	ION Geophysical Corp.	176,874	1,065
*	Parker Drilling Co.	204,380	1,018
*	Rex Energy Corp.	57,144	1,005
*	Clayton Williams Energy Inc.	21,846	950
	Alon USA Energy Inc.	64,767	936
	Contango Oil & Gas Co.	27,556	930
	Adams Resources &
	Energy Inc.	13,420	924
*	Laredo Petroleum
	Holdings Inc.	44,573	916
*	Magnum Hunter
	Resources Corp.	230,802	842
*	Dawson Geophysical Co.	22,539	831
*	GT Advanced
	Technologies Inc.	197,456	819
*,^	Cal Dive International Inc.	407,564	766
*	Swift Energy Co.	58,694	704
*	Diamondback Energy Inc.	21,076	702
	W&T Offshore Inc.	48,917	699
*,^	Endeavour
	International Corp.	177,880	683
	Bolt Technology Corp.	36,151	617
*	Callon Petroleum Co.	180,822	609
*	Abraxas Petroleum Corp.	288,104	605
*	BPZ Resources Inc.	326,387	584
*	Pioneer Energy
	Services Corp.	85,579	566
	Gulf Island Fabrication Inc.	28,963	555
*	Sanchez Energy Corp.	23,615	542
*	Global Geophysical
	Services Inc.	113,271	535
*	FuelCell Energy Inc.	409,528	520
*	Matador Resources Co.	42,898	514
*	Triangle Petroleum Corp.	73,127	513
*,^	Solazyme Inc.	39,214	460
*	Mitcham Industries Inc.	26,613	447
*	Natural Gas Services
	Group Inc.	17,555	412
*	Green Plains Renewable
	Energy Inc.	28,736	383
*	Resolute Energy Corp.	47,189	377
*	PHI Inc.	10,745	369
*	Penn Virginia Corp.	78,271	368
*	FX Energy Inc.	113,328	364
*	Evolution Petroleum Corp.	32,284	352
*	Willbros Group Inc.	53,114	326

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*,^	Amyris Inc.	110,992	321
*	Tesco Corp.	23,779	315
*	Quicksilver Resources Inc.	179,574	302
*	Gastar Exploration Ltd.	108,518	290
*	Vantage Drilling Co.	119,579	244
*	PetroQuest Energy Inc.	56,702	224
*	Midstates Petroleum
	Co. Inc.	41,369	224
*	Edgen Group Inc.	32,824	209
*	Forbes Energy Services Ltd.	49,354	198
*	Harvest Natural
	Resources Inc.	62,599	194
*	US Energy Corp. Wyoming	93,278	193
*	CAMAC Energy Inc.	337,864	193
*,^	KiOR Inc.	30,650	175
*	Double Eagle
	Petroleum Co.	41,726	164
*,^	Ascent Solar
	Technologies Inc.	201,107	157
*	Warren Resources Inc.	56,948	145
*	REX American
	Resources Corp.	4,844	139
*	Crimson Exploration Inc.	48,296	136
*,^	Gevo Inc.	63,460	129
	TGC Industries Inc.	14,460	119
*	Emerald Oil Inc.	14,743	101
*	Arabian American
	Development Co.	11,573	101
*	Enphase Energy Inc.	12,136	94
*	Hyperdynamics Corp.	157,899	75
	Panhandle Oil and
	Gas Inc. Class A	2,516	72
*	Lucas Energy Inc.	55,087	71
*,^	BioFuel Energy Corp.	19,867	66
*	STR Holdings Inc.	27,740	63
*	GreenHunter
	Resources Inc.	33,926	27
*	ZaZa Energy Corp.	18,622	22
*	Syntroleum Corp.	2,879	20
*	FieldPoint Petroleum Corp.	4,556	17
*	Ocean Power
	Technologies Inc.	7,673	12
*	Verenium Corp.	2,972	7
*	Barnwell Industries Inc.	2,036	6
*	Houston American
	Energy Corp.	14,695	4
*	MagneGas Corp.	1,300	1
*	Isramco Inc.	8	1
*	Recovery Energy Inc.	385	1
*	PrimeEnergy Corp.	10	—
*	Cubic Energy Inc.	223	—
			2,863,116
Other (0.0%)
*	Adolor Corp. Rights
	Exp. 07/01/2019	126,930	66

*	Forest Laboratories Inc.
	Contingent Value Rights
	Exp. 04/14/2018	29,879	28
*	Federal-Mogul Corp.
	Rights Exp. 07/09/2013	52,213	12
*	Mission West
	Properties Inc.	15,193	—
			106
Technology (14.4%)
	Apple Inc.	1,590,831	630,096
	Microsoft Corp.	12,738,328	439,854
*	Google Inc. Class A	459,517	404,545
	International Business
	Machines Corp.	1,879,138	359,122
	Cisco Systems Inc.	9,058,198	220,205
	Intel Corp.	8,425,508	204,066
	Oracle Corp.	5,987,615	183,940
	QUALCOMM Inc.	2,928,320	178,862
	EMC Corp.	3,560,436	84,097
	Hewlett-Packard Co.	3,268,480	81,058
*	Facebook Inc. Class A	2,816,941	70,029
	Texas Instruments Inc.	1,879,803	65,549
*	Yahoo! Inc.	1,467,940	36,860
*	Adobe Systems Inc.	808,179	36,821
	Corning Inc.	2,501,415	35,595
*	Salesforce.com Inc.	900,413	34,378
	Dell Inc.	2,529,549	33,769
*	Cognizant Technology
	Solutions Corp. Class A	511,225	32,008
	Applied Materials Inc.	2,036,447	30,363
	Broadcom Corp. Class A	883,026	29,811
	Intuit Inc.	478,085	29,178
	Symantec Corp.	1,180,642	26,529
*	SanDisk Corp.	412,411	25,198
*	Cerner Corp.	262,165	25,191
*	Micron Technology Inc.	1,745,833	25,018
	Motorola Solutions Inc.	414,418	23,924
	Analog Devices Inc.	522,344	23,537
	Seagate Technology plc	516,538	23,156
*	NetApp Inc.	610,858	23,078
	Western Digital Corp.	360,552	22,387
*	Citrix Systems Inc.	317,165	19,135
	Altera Corp.	542,616	17,901
	Xilinx Inc.	447,193	17,713
*	Catamaran Corp.	348,970	17,002
*	Juniper Networks Inc.	815,156	15,741
	KLA-Tencor Corp.	281,151	15,669
	Avago Technologies Ltd.
	Class A	418,521	15,644
*	Red Hat Inc.	324,055	15,496
*	Equinix Inc.	83,740	15,468
	CA Inc.	538,355	15,413
	Linear Technology Corp.	395,392	14,566
*	Teradata Corp.	278,390	13,984

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Maxim Integrated
	Products Inc.	493,389	13,706
	NVIDIA Corp.	930,503	13,055
*	Autodesk Inc.	381,036	12,932
*	Cree Inc.	199,867	12,764
*	Lam Research Corp.	275,803	12,229
*	Akamai Technologies Inc.	286,170	12,177
	Microchip Technology Inc.	317,471	11,826
*	ANSYS Inc.	158,027	11,552
*	VeriSign Inc.	256,236	11,444
	Computer Sciences Corp.	257,715	11,280
*	BMC Software Inc.	241,833	10,916
*	VMware Inc. Class A	141,204	9,459
	Harris Corp.	189,451	9,330
*	Synopsys Inc.	260,350	9,308
*	F5 Networks Inc.	133,636	9,194
*	NCR Corp.	278,628	9,192
*	Nuance
	Communications Inc.	484,705	8,909
*	Gartner Inc.	150,950	8,603
	SAIC Inc.	580,577	8,087
	Marvell Technology
	Group Ltd.	667,250	7,813
	Garmin Ltd.	198,893	7,192
*	Rackspace Hosting Inc.	187,318	7,097
*	Skyworks Solutions Inc.	324,047	7,093
*,^	3D Systems Corp.	160,554	7,048
	IAC/InterActiveCorp	140,097	6,663
*	LSI Corp.	931,434	6,650
*	Cadence Design
	Systems Inc.	455,638	6,598
	Solera Holdings Inc.	116,799	6,500
*	Informatica Corp.	183,171	6,407
*	ON Semiconductor Corp.	764,016	6,173
*	Concur Technologies Inc.	75,788	6,168
*	ServiceNow Inc.	148,020	5,979
*	JDS Uniphase Corp.	401,521	5,774
*	MICROS Systems Inc.	133,757	5,772
*	CommVault Systems Inc.	74,887	5,683
*	Teradyne Inc.	323,169	5,678
*	TIBCO Software Inc.	264,534	5,661
*	Splunk Inc.	117,198	5,433
*	Ultimate Software
	Group Inc.	44,650	5,237
*	Atmel Corp.	700,968	5,152
	Pitney Bowes Inc.	342,407	5,027
*	athenahealth Inc.	59,188	5,014
*	PTC Inc.	202,927	4,978
*	Ingram Micro Inc.	258,878	4,916
*	ViaSat Inc.	68,685	4,908
*	NetSuite Inc.	50,198	4,605
*	Aspen Technology Inc.	159,400	4,589
	AOL Inc.	125,085	4,563
*	Brocade Communications
	Systems Inc.	759,243	4,373

*	SolarWinds Inc.	108,809	4,223
*	Advanced Micro
	Devices Inc.	1,030,187	4,203
*	Riverbed Technology Inc.	264,367	4,114
*	Rovi Corp.	175,834	4,016
*	Semtech Corp.	114,408	4,008
*	Fortinet Inc.	220,343	3,856
*	Clearwire Corp. Class A	758,228	3,776
	Mentor Graphics Corp.	191,978	3,753
*	Allscripts Healthcare
	Solutions Inc.	286,372	3,706
*	Workday Inc. Class A	57,624	3,693
	Diebold Inc.	107,986	3,638
*	Microsemi Corp.	158,060	3,596
	Compuware Corp.	345,241	3,573
*	QLIK Technologies Inc.	125,887	3,559
*	Guidewire Software Inc.	82,977	3,489
*	Tyler Technologies Inc.	50,829	3,484
	DST Systems Inc.	52,297	3,417
*	SS&C Technologies
	Holdings Inc.	103,058	3,391
*	Medidata Solutions Inc.	42,957	3,327
*	Verint Systems Inc.	92,593	3,284
	Lexmark International Inc.
	Class A	107,322	3,281
	Plantronics Inc.	73,607	3,233
*	Ciena Corp.	164,904	3,202
	j2 Global Inc.	74,239	3,156
*	Polycom Inc.	299,329	3,155
*	ACI Worldwide Inc.	67,848	3,154
	InterDigital Inc.	70,139	3,132
*	VeriFone Systems Inc.	183,969	3,093
*	Tech Data Corp.	64,124	3,020
*	Fairchild Semiconductor
	International Inc. Class A	216,798	2,992
*	Cavium Inc.	83,214	2,943
*	Finisar Corp.	172,980	2,932
*	SunEdison Inc.	355,624	2,905
*	Aruba Networks Inc.	185,017	2,842
*	Advent Software Inc.	80,711	2,830
*	Cornerstone OnDemand Inc.	65,175	2,821
*	Sourcefire Inc.	50,499	2,805
	Fair Isaac Corp.	60,912	2,792
*	EchoStar Corp. Class A	69,944	2,736
*	ARRIS Group Inc.	188,004	2,698
*	Silicon Laboratories Inc.	64,877	2,687
*	Hittite Microwave Corp.	45,507	2,639
*	Dealertrack Technologies Inc.	74,078	2,625
*	ExactTarget Inc.	77,207	2,603
*	Progress Software Corp.	112,832	2,596
*	Manhattan Associates Inc.	33,274	2,567
	Blackbaud Inc.	77,531	2,525
*	Sapient Corp.	190,932	2,494
*	CACI International Inc.
	Class A	39,222	2,490

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	International Rectifier Corp.	118,637	2,484
	ADTRAN Inc.	99,116	2,439
*	RF Micro Devices Inc.	453,579	2,427
	Cypress
	Semiconductor Corp.	224,325	2,407
	MKS Instruments Inc.	90,461	2,401
*	PMC - Sierra Inc.	369,021	2,343
*	Palo Alto Networks Inc.	54,754	2,308
	Cogent Communications
	Group Inc.	80,054	2,254
*	Entegris Inc.	237,784	2,233
	Tessera Technologies Inc.	107,245	2,231
*	Electronics for Imaging Inc.	78,718	2,227
	NIC Inc.	133,588	2,208
*	Synaptics Inc.	55,610	2,144
*	Diodes Inc.	82,138	2,133
*	NETGEAR Inc.	67,575	2,064
	Power Integrations Inc.	49,818	2,021
	Syntel Inc.	32,006	2,012
*	Integrated Device
	Technology Inc.	247,550	1,966
*	ATMI Inc.	76,770	1,816
*	Ixia	97,704	1,798
*	OmniVision
	Technologies Inc.	96,018	1,791
*	Cirrus Logic Inc.	102,228	1,775
*,^	Fusion-io Inc.	123,871	1,764
*	BroadSoft Inc.	63,601	1,755
*	TriQuint
	Semiconductor Inc.	252,607	1,751
*	Bottomline
	Technologies de Inc.	69,025	1,746
*	CSG Systems
	International Inc.	79,478	1,725
*	PROS Holdings Inc.	57,306	1,716
*	Dycom Industries Inc.	73,645	1,704
*	Interactive Intelligence
	Group Inc.	32,383	1,671
*	Blucora Inc.	89,692	1,663
*	Infinera Corp.	154,441	1,648
*	Cray Inc.	83,666	1,643
*	Insight Enterprises Inc.	92,313	1,638
*	Digital River Inc.	84,200	1,580
*	SYNNEX Corp.	36,919	1,561
*	Advanced Energy
	Industries Inc.	89,409	1,557
	Intersil Corp. Class A	198,084	1,549
*	Comverse Inc.	51,700	1,539
*	MicroStrategy Inc. Class A	17,557	1,527
*	QLogic Corp.	156,653	1,498
*	Applied Micro Circuits Corp.	164,853	1,451
*	CalAmp Corp.	97,904	1,429
*,^	VirnetX Holding Corp.	68,428	1,368
*	Unisys Corp.	60,969	1,346

*	Kulicke & Soffa
	Industries Inc.	121,232	1,341
*	Envestnet Inc.	54,003	1,328
	Computer Programs &
	Systems Inc.	27,021	1,328
*	Cabot
	Microelectronics Corp.	40,066	1,323
	Brooks Automation Inc.	133,576	1,300
	Quality Systems Inc.	69,443	1,299
*	Web.com Group Inc.	50,568	1,295
*	Accelrys Inc.	153,564	1,290
*	Lattice
	Semiconductor Corp.	245,510	1,245
*	Netscout Systems Inc.	52,472	1,225
*	ScanSource Inc.	38,111	1,220
*	FormFactor Inc.	180,025	1,215
	EPIQ Systems Inc.	90,026	1,213
*	MedAssets Inc.	67,954	1,206
*	Emulex Corp.	183,635	1,197
*	Ceva Inc.	61,747	1,195
*	Active Network Inc.	156,157	1,182
*	Rambus Inc.	135,238	1,162
*	Ellie Mae Inc.	49,910	1,152
	Computer Task Group Inc.	50,086	1,150
*	Infoblox Inc.	38,925	1,139
*	Synchronoss
	Technologies Inc.	36,781	1,135
	Tellabs Inc.	555,161	1,099
*	Internap Network
	Services Corp.	130,975	1,083
*	Ultratech Inc.	29,243	1,074
*	Actuate Corp.	161,529	1,073
*	Amkor Technology Inc.	251,152	1,057
*	Harmonic Inc.	165,462	1,051
*	iGATE Corp.	62,193	1,021
	Loral Space &
	Communications Inc.	16,989	1,019
*	Spansion Inc. Class A	80,774	1,011
	Pegasystems Inc.	30,503	1,010
*	Calix Inc.	98,716	997
	Forrester Research Inc.	26,939	988
*	Axcelis Technologies Inc.	542,202	987
*	Callidus Software Inc.	149,346	984
	Keynote Systems Inc.	49,791	984
	Monotype Imaging
	Holdings Inc.	37,576	955
	Comtech
	Telecommunications Corp.	34,362	924
*	Sonus Networks Inc.	302,676	911
*	SPS Commerce Inc.	16,274	895
*	ICG Group Inc.	77,190	880
*	VOXX International Corp.
	Class A	71,421	876
*	Intermec Inc.	87,840	863
*	RealPage Inc.	46,593	855

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Premiere Global
	Services Inc.	68,998	833
*	Exar Corp.	76,698	826
*	Jive Software Inc.	45,349	824
	Monolithic Power
	Systems Inc.	32,728	789
*	Freescale
	Semiconductor Ltd.	57,612	781
	Cohu Inc.	61,348	767
	Acorn Energy Inc.	90,330	762
*	Integrated Silicon
	Solution Inc.	69,416	761
*	Immersion Corp.	57,349	760
*	Aviat Networks Inc.	288,553	756
*	Agilysys Inc.	64,983	734
*	Silicon Graphics
	International Corp.	54,285	726
*	Tangoe Inc.	46,662	720
*	CIBER Inc.	211,197	705
*	IntraLinks Holdings Inc.	96,335	699
	Ebix Inc.	74,748	692
*	Demandware Inc.	16,002	679
	United Online Inc.	86,714	657
	American Software Inc.
	Class A	72,402	629
*	LogMeIn Inc.	25,207	617
*	InvenSense Inc.	39,892	614
	IXYS Corp.	55,052	609
*	Proofpoint Inc.	24,100	584
*	LivePerson Inc.	62,488	560
*	Entropic
	Communications Inc.	131,042	560
*	Oplink Communications Inc.	30,644	532
*	Extreme Networks	153,497	530
*	Digi International Inc.	56,403	528
*	Pendrell Corp.	200,772	526
*	Unwired Planet Inc.	268,854	524
	Hackett Group Inc.	100,459	521
*	Carbonite Inc.	41,751	517
*	AXT Inc.	189,730	512
*	Brightcove Inc.	57,208	501
	Micrel Inc.	48,755	482
*	Ipass Inc.	253,672	479
*	Responsys Inc.	33,430	478
*	ANADIGICS Inc.	211,374	465
	Neutral Tandem Inc.	78,477	451
*	KVH Industries Inc.	32,892	438
*	LTX-Credence Corp.	72,810	436
*	Limelight Networks Inc.	189,312	426
*	Imation Corp.	97,478	412
*	Merge Healthcare Inc.	113,103	407
*	Globecomm Systems Inc.	31,230	395
*	DSP Group Inc.	47,184	392
*	Icad Inc.	64,632	388
*	Perficient Inc.	28,934	386

*	FleetMatics Group plc	11,607	386
*	Kopin Corp.	98,250	365
*	Mercury Systems Inc.	38,864	358
*	Virtusa Corp.	16,114	357
*	Silicon Image Inc.	60,992	357
*	Amtech Systems Inc.	54,691	348
*	Dot Hill Systems Corp.	154,267	338
*	Quantum Corp.	245,454	336
*	Alpha & Omega
	Semiconductor Ltd.	44,000	336
	Aware Inc.	63,495	330
*	Volterra
	Semiconductor Corp.	22,490	318
*	Ruckus Wireless Inc.	24,370	312
*	Novatel Wireless Inc.	78,198	309
*	Datalink Corp.	28,855	307
*	STEC Inc.	45,454	305
*	KEYW Holding Corp.	22,599	299
	Concurrent
	Computer Corp.	37,814	289
*	VASCO Data Security
	International Inc.	33,550	279
*	Photronics Inc.	32,658	263
*	Dynamics Research Corp.	46,114	257
*	Guidance Software Inc.	26,754	234
*	Datawatch Corp.	12,498	225
*	Rosetta Stone Inc.	15,292	225
*	Emcore Corp.	60,428	218
*	FalconStor Software Inc.	157,919	216
	West Corp.	9,563	212
	PC-Tel Inc.	24,904	211
	Alliance Fiber Optic
	Products Inc.	10,051	201
*	Edgewater Technology Inc.	46,566	198
*	Super Micro Computer Inc.	18,526	197
*	Nanometrics Inc.	13,307	195
*	Seachange International Inc.	16,536	194
*,^	Mitek Systems Inc.	33,100	191
	Supertex Inc.	7,784	186
*	Hutchinson Technology Inc.	38,928	184
*	EPAM Systems Inc.	6,714	182
	PC Connection Inc.	11,805	182
*	Procera Networks Inc.	13,024	179
*	GSI Technology Inc.	25,873	164
*	Sigma Designs Inc.	32,175	162
	Preformed Line
	Products Co.	2,448	162
	Systemax Inc.	17,181	162
*	support.com Inc.	32,752	150
*	SciQuest Inc.	5,970	150
*	UniTek Global Services Inc.	105,753	148
*	Vocera
	Communications Inc.	10,071	148
*	PDF Solutions Inc.	8,005	148

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Mindspeed
	Technologies Inc.	44,954	146
*	Vocus Inc.	13,005	137
*	LRAD Corp.	118,475	134
*	Rudolph Technologies Inc.	11,852	133
*	Zix Corp.	29,453	125
*	Inphi Corp.	11,293	124
	Evolving Systems Inc.	17,722	117
*	Telenav Inc.	22,313	117
*	Intermolecular Inc.	15,970	116
*	Millennial Media Inc.	13,232	115
*	ShoreTel Inc.	28,187	114
*	Innodata Inc.	35,130	112
*	MaxLinear Inc.	15,986	112
	Digimarc Corp.	5,107	106
*	Mattson Technology Inc.	45,776	100
*	eGain Corp.	9,806	94
*	Pericom
	Semiconductor Corp.	12,912	92
*	Authentidate Holding Corp.	103,756	90
*,^	Oclaro Inc.	70,562	83
	QAD Inc. Class A	7,229	83
*	Ikanos Communications Inc.	53,944	80
*	Clearfield Inc.	8,217	77
*	MoSys Inc.	19,222	77
*	Symmetricom Inc.	16,944	76
*	Identive Group Inc.	103,793	75
*	Radisys Corp.	15,433	74
	Crexendo Inc.	27,483	74
*	NetSol Technologies Inc.	7,153	72
*	CVD Equipment Corp.	8,553	71
*,^	MeetMe Inc.	40,780	66
*	PLX Technology Inc.	13,702	65
*	TeleCommunication
	Systems Inc. Class A	27,184	63
	Simulations Plus Inc.	15,000	63
*,^	OCZ Technology Group Inc.	41,752	61
*,^	QuickLogic Corp.	27,004	60
*	Synacor Inc.	18,940	59
*	Ambient Corp.	24,436	58
*	Cascade Microtech Inc.	8,602	57
*	Pixelworks Inc.	15,645	54
*	Crossroads Systems Inc.	28,750	53
	Rimage Corp.	6,050	51
	CSP Inc.	5,391	48
*	Bsquare Corp.	16,441	45
*	Westell Technologies Inc.
	Class A	17,678	42
*	Multiband Corp.	12,800	41
*	Smith Micro Software Inc.	36,488	39
	Mastech Holdings Inc.	4,745	36
*	Parkervision Inc.	7,548	34
*	ID Systems Inc.	6,809	34
*	MEMSIC Inc.	8,040	33
*	Meru Networks Inc.	7,840	32

*	PAR Technology Corp.	7,772	31
*	ADDvantage
	Technologies Group Inc.	13,500	31
*,^	Voltari Corp.	8,324	30
*	Numerex Corp. Class A	2,362	26
*	GigOptix Inc.	20,182	26
*	Cyan Inc.	2,200	23
*	Shutterstock Inc.	386	22
*	GSE Systems Inc.	13,415	20
*	Zhone Technologies Inc.	23,672	19
*	Wave Systems Corp.
	Class A	62,907	19
*	Mitel Networks Corp.	4,575	18
*	ClearOne Inc.	1,894	16
*	NCI Inc. Class A	3,856	16
*	Greenway Medical
	Technologies	1,260	16
*	Audience Inc.	1,120	15
	Ubiquiti Networks Inc.	753	13
*	Ultra Clean Holdings	2,159	13
*	Lantronix Inc.	8,262	13
	Transact Technologies Inc.	1,540	13
*	Cobra Electronics Corp.	3,967	12
*	Transwitch Corp.	29,666	11
*	Overland Storage Inc.	9,096	10
*	ChyronHego Corp.	5,649	8
	Communications
	Systems Inc.	800	8
*	Selectica Inc.	829	7
	ePlus Inc.	100	6
	QAD Inc. Class B	573	6
*	Relm Wireless Corp.	1,800	5
*	Intellicheck Mobilisa Inc.	16,110	5
	Optical Cable Corp.	959	4
*	Key Tronic Corp.	400	4
*	inTEST Corp.	900	3
*	Bridgeline Digital Inc.	1,800	2
*	Superconductor
	Technologies Inc.	656	2
*	Netlist Inc.	100	—
			4,348,101
Telecommunications (2.5%)
	AT&T Inc.	9,118,367	322,790
	Verizon
	Communications Inc.	4,848,749	244,086
	CenturyLink Inc.	1,032,249	36,490
*	Crown Castle
	International Corp.	497,918	36,044
*	Sprint Nextel Corp.	5,114,830	35,906
*	SBA Communications
	Corp. Class A	216,340	16,035
	Windstream Corp.	1,007,182	7,765
	T-Mobile US Inc.	307,219	7,622
*	tw telecom inc Class A	255,815	7,199

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Frontier
	Communications Corp.	1,690,978	6,849
*	Level 3
	Communications Inc.	253,819	5,351
	Telephone & Data
	Systems Inc.	153,961	3,795
*,^	NII Holdings Inc.	274,707	1,832
*	8x8 Inc.	180,621	1,488
	EarthLink Inc.	224,361	1,393
*	Cincinnati Bell Inc.	438,449	1,342
	Atlantic Tele-Network Inc.	26,701	1,326
*	Leap Wireless
	International Inc.	130,393	878
	United States Cellular Corp.	21,249	780
*	Cbeyond Inc.	84,517	663
	Consolidated
	Communications
	Holdings Inc.	36,855	642
*	Vonage Holdings Corp.	211,561	599
	NTELOS Holdings Corp.	35,128	578
	IDT Corp. Class B	30,271	566
*	General Communication
	Inc. Class A	67,390	528
	Lumos Networks Corp.	28,434	486
	Alaska Communications
	Systems Group Inc.	270,441	454
	Shenandoah
	Telecommunications Co.	27,062	451
	USA Mobility Inc.	32,143	436
*	Iridium Communications Inc.	55,207	428
	HickoryTech Corp.	39,868	424
*	inContact Inc.	13,200	109
*	Elephant Talk
	Communications Corp.	184,369	108
	Primus Telecommunications
	Group Inc.	7,400	88
*	ORBCOMM Inc.	17,569	79
*	Fairpoint
	Communications Inc.	7,411	62
*	Hawaiian Telcom Holdco Inc.	2,109	53
*	Towerstream Corp.	19,301	49
	Alteva	1,938	19
			745,793
Utilities (3.4%)
	Duke Energy Corp.	1,196,084	80,736
	Southern Co.	1,475,160	65,099
	NextEra Energy Inc.	719,723	58,643
	Dominion Resources Inc.	979,109	55,633
	Exelon Corp.	1,450,480	44,791
	Spectra Energy Corp.	1,134,129	39,082
	American Electric
	Power Co. Inc.	823,778	36,889
	PG&E Corp.	749,458	34,273
	Sempra Energy	392,211	32,067
	PPL Corp.	1,003,956	30,380

	Consolidated Edison Inc.	496,439	28,947
	Public Service Enterprise
	Group Inc.	857,512	28,006
	Edison International	552,203	26,594
	FirstEnergy Corp.	708,867	26,469
	Xcel Energy Inc.	842,747	23,883
	Northeast Utilities	533,219	22,406
	Entergy Corp.	302,008	21,044
	DTE Energy Co.	294,900	19,761
	CenterPoint Energy Inc.	726,329	17,061
	Wisconsin Energy Corp.	387,677	15,891
	NiSource Inc.	528,892	15,147
*	Calpine Corp.	694,478	14,744
	NRG Energy Inc.	546,607	14,594
	ONEOK Inc.	349,353	14,432
	Ameren Corp.	411,240	14,163
	AES Corp.	1,075,433	12,894
	American Water
	Works Co. Inc.	301,241	12,420
	CMS Energy Corp.	452,266	12,288
	SCANA Corp.	212,817	10,449
	Pinnacle West
	Capital Corp.	186,380	10,339
	Alliant Energy Corp.	188,013	9,480
	NV Energy Inc.	399,075	9,362
	AGL Resources Inc.	200,369	8,588
	Pepco Holdings Inc.	421,323	8,494
	ITC Holdings Corp.	88,727	8,101
	Integrys Energy Group Inc.	134,130	7,851
	National Fuel Gas Co.	134,521	7,796
	UGI Corp.	192,969	7,547
	Aqua America Inc.	238,583	7,465
	Questar Corp.	296,771	7,078
	Westar Energy Inc.	215,068	6,874
	Atmos Energy Corp.	153,547	6,305
	TECO Energy Inc.	350,334	6,022
	Great Plains Energy Inc.	260,633	5,875
	Cleco Corp.	102,564	4,762
	Vectren Corp.	139,661	4,725
	Hawaiian Electric
	Industries Inc.	175,806	4,450
	Piedmont Natural
	Gas Co. Inc.	128,817	4,346
	IDACORP Inc.	85,548	4,086
	Portland General
	Electric Co.	128,754	3,939
	WGL Holdings Inc.	88,051	3,806
	Southwest Gas Corp.	78,855	3,690
	Black Hills Corp.	75,610	3,686
*	Dynegy Inc.	161,387	3,639
	ALLETE Inc.	67,705	3,375
	UIL Holdings Corp.	86,388	3,304
	South Jersey Industries Inc.	54,394	3,123
	PNM Resources Inc.	135,989	3,018
	UNS Energy Corp.	67,094	3,001

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	New Jersey
	Resources Corp.	71,282	2,960
	Avista Corp.	101,702	2,748
	NorthWestern Corp.	63,329	2,527
	El Paso Electric Co.	68,230	2,409
	Laclede Group Inc.	50,597	2,310
	MGE Energy Inc.	39,206	2,147
	Empire District Electric Co.	91,995	2,052
	Northwest Natural Gas Co.	45,447	1,931
	American States Water Co.	35,004	1,879
	California Water
	Service Group	70,705	1,379
	SJW Corp.	35,759	937
	Chesapeake Utilities Corp.	15,971	822
	Atlantic Power Corp.	200,382	790
	Connecticut Water
	Service Inc.	24,644	707
	Ormat Technologies Inc.	29,713	699
	Unitil Corp.	15,071	435
	Middlesex Water Co.	15,893	317
	Genie Energy Ltd. Class B	33,159	303
	Artesian Resources Corp.
	Class A	10,830	241
	York Water Co.	10,166	193
*	Cadiz Inc.	39,826	183
	Delta Natural Gas Co. Inc.	7,668	163
*	Pure Cycle Corp.	18,685	104
*	US Geothermal Inc.	209,938	74
	Gas Natural Inc.	2,453	25
			1,031,248
Total Common Stocks
(Cost $22,918,797)			30,086,338
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.127%	160,130,940	160,131

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Fannie Mae Discount
	Notes, 0.110%, 8/21/13	1,550	1,550
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.115%, 7/26/13	1,000	1,000
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.110%, 9/20/13	5,500	5,498
[4,5]	Freddie Mac Discount
	Notes, 0.130%, 9/16/13	1,000	1,000
[4,5]	Freddie Mac Discount
	Notes, 0.110%, 10/16/13	1,000	999
[4,5]	Freddie Mac Discount
	Notes, 0.095%, 11/18/13	400	400
			10,447
Total Temporary Cash Investments
(Cost $170,579)			170,578
Total Investments (100.0%)
(Cost $23,089,376)			30,256,916
Other Assets and Liabilities (0.0%)
Other Assets			54,487
Liabilities[3]			(51,535)
			2,952
Net Assets (100%)			30,259,868

Institutional Total Stock Market Index Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	23,433,850
Undistributed Net Investment Income	11,481
Accumulated Net Realized Losses	(351,012)
Unrealized Appreciation (Depreciation)
Investment Securities	7,167,540
Futures Contracts	(1,991)
Net Assets	30,259,868

Institutional Shares—Net Assets
Applicable to 89,462,237 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,266,887
Net Asset Value Per Share—
Institutional Shares	$36.52

Institutional Plus Shares—Net Assets
Applicable to 739,097,167 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,992,981
Net Asset Value Per Share—
Institutional Plus Shares	$36.52

Securities with a market value of less than $500 are displayed with a dash.
See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $21,346,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $23,703,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $7,948,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	268,416
Interest[1]	110
Securities Lending	2,058
Total Income	270,584
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	613
Management and Administrative—Institutional Plus Shares	2,382
Total Expenses	2,995
Net Investment Income	267,589
Realized Net Gain (Loss)
Investment Securities Sold	77,488
Futures Contracts	23,845
Realized Net Gain (Loss)	101,333
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,074,134
Futures Contracts	(3,190)
Change in Unrealized Appreciation (Depreciation)	3,070,944
Net Increase (Decrease) in Net Assets Resulting from Operations	3,439,866
1 Interest income from an affiliated company of the fund was $104,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	267,589	486,820
Realized Net Gain (Loss)	101,333	429,144
Change in Unrealized Appreciation (Depreciation)	3,070,944	2,321,982
Net Increase (Decrease) in Net Assets Resulting from Operations	3,439,866	3,237,946
Distributions
Net Investment Income
Institutional Shares	(28,862)	(65,877)
Institutional Plus Shares	(230,373)	(420,252)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(259,235)	(486,129)
Capital Share Transactions
Institutional Shares	(112,397)	(278,956)
Institutional Plus Shares	3,459,501	2,298,734
Net Increase (Decrease) from Capital Share Transactions	3,347,104	2,019,778
Total Increase (Decrease)	6,527,735	4,771,595
Net Assets
Beginning of Period	23,732,133	18,960,538
End of Period[1]	30,259,868	23,732,133
1 Net Assets—End of Period includes undistributed net investment income of $11,481,000 and $3,026,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$32.27	$28.32	$28.54	$24.80	$19.68	$31.89
Investment Operations
Net Investment Income	.338	.694	.532	.495	.483	.550
Net Realized and Unrealized Gain (Loss)
on Investments	4.240	3.950	(.222)	3.741	5.120	(12.208)
Total from Investment Operations	4.578	4.644	.310	4.236	5.603	(11.658)
Distributions
Dividends from Net Investment Income	(.328)	(.694)	(.530)	(.496)	(.483)	(.552)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.328)	(.694)	(.530)	(.496)	(.483)	(.552)
Net Asset Value, End of Period	$36.52	$32.27	$28.32	$28.54	$24.80	$19.68

Total Return	14.20%	16.47%	1.09%	17.28%	28.84%	-36.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,267	$3,001	$2,874	$2,248	$1,700	$1,106
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.042%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.25%	1.93%	1.95%	2.36%	2.12%
Portfolio Turnover Rate[1]	7%	8%	12%	14%	13%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$32.28	$28.32	$28.54	$24.81	$19.68	$31.89
Investment Operations
Net Investment Income	.342	.701	.537	.499	.487	.556
Net Realized and Unrealized Gain (Loss)
on Investments	4.230	3.959	(.221)	3.732	5.130	(12.209)
Total from Investment Operations	4.572	4.660	.316	4.231	5.617	(11.653)
Distributions
Dividends from Net Investment Income	(.332)	(.700)	(.536)	(.501)	(.487)	(.557)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.332)	(.700)	(.536)	(.501)	(.487)	(.557)
Net Asset Value, End of Period	$36.52	$32.28	$28.32	$28.54	$24.81	$19.68

Total Return	14.18%	16.53%	1.11%	17.25%	28.92%	-36.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,993	$20,731	$16,087	$12,976	$10,520	$6,631
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.022%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.03%	2.27%	1.95%	1.97%	2.38%	2.14%
Portfolio Turnover Rate[1]	7%	8%	12%	14%	13%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Broad Market Index to the CRSP US Total Market Index. The benchmark change was effective on January 15, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength

Institutional Total Stock Market Index Fund

of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

Institutional Total Stock Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,070,035	16,209	94
Temporary Cash Investments	160,131	10,447	—
Futures Contracts—Assets[1]	18	—	—
Futures Contracts—Liabilities[1]	(762)	—	—
Total	30,229,422	26,656	94
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	384	153,533	(1,828)
E-mini Russell 2000 Index	September 2013	149	14,523	(163)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Institutional Total Stock Market Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $450,957,000 to offset future net capital gains. Of this amount, $115,540,000 is subject to expiration on December 31, 2017. Capital losses of $335,417,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $23,089,722,000. Net unrealized appreciation of investment securities for tax purposes was $7,167,194,000, consisting of unrealized gains of $7,934,232,000 on securities that had risen in value since their purchase and $767,038,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $4,518,491,000 of investment securities and sold $1,204,606,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,208,627,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2013		December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	257,293	7,148	372,441	12,116
Issued in Lieu of Cash Distributions	25,135	696	57,941	1,833
Redeemed	(394,825)	(11,364)	(709,338)	(22,452)
Net Increase (Decrease)—Institutional Shares	(112,397)	(3,520)	(278,956)	(8,503)
Institutional Plus Shares
Issued	4,768,899	133,596	4,801,320	154,229
Issued in Lieu of Cash Distributions	218,984	6,055	391,269	12,357
Redeemed	(1,528,382)	(42,817)	(2,893,855)	(92,343)
Net Increase (Decrease)—Institutional Plus Shares	3,459,501	96,834	2,298,734	74,243

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,142.00	$0.21
Institutional Plus Shares	1,000.00	1,141.77	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index
(formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; the MSCI US Broad
Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	Founder
Norris Cotton Cancer Center.	John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2013
VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.